As filed with the Securities and Exchange Commission on April 30, 2003

                                                              File No. 333-68164
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 4                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 4                                                       |X|

                        (Check appropriate box or boxes.)

                                   ----------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)


                                   ----------

                         PHL VARIABLE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

         One American Row, PO Box 5056, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------


                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                                   PO Box 5056
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)


                                   ----------

   It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 2003 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on __________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


================================================================================

                            PHOENIX INVESTOR'S EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2003

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]  Phoenix-Aberdeen International Series

   [diamond]  Phoenix-AIM Mid-Cap Equity Series
   [diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond]  Phoenix-Janus Flexible Income Series
   [diamond]  Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond]  Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]  Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]  Phoenix-MFS Investors Growth Stock Series
   [diamond]  Phoenix-MFS Investors Trust Series
   [diamond]  Phoenix-MFS Value Series

   [diamond]  Phoenix-Northern Dow 30 Series
   [diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]  Phoenix-Oakhurst Growth and Income Series
   [diamond]  Phoenix-Oakhurst Strategic Allocation Series
   [diamond]  Phoenix-Sanford Bernstein Global Value Series
   [diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]  Phoenix-Seneca Mid-Cap Growth Series
   [diamond]  Phoenix-Seneca Strategic Theme Series
   [diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]  AIM V.I. Capital Appreciation Fund
   [diamond]  AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

   [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------

   [diamond]  Federated Fund for U.S. Government Securities II
   [diamond]  Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]  VIP Contrafund(R) Portfolio
   [diamond]  VIP Growth Opportunities Portfolio
   [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]  Mutual Shares Securities Fund
   [diamond]  Templeton Foreign Securities Fund
   [diamond]  Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

   [diamond]  Scudder VIT EAFE(R) Equity Index FunD
   [diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]  Wanger Foreign Forty
   [diamond]  Wanger International Small Cap
   [diamond]  Wanger Twenty
   [diamond]  Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHL VARIABLE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                     [telephone]  Tel. 800/541-0171


                        TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    7
FINANCIAL HIGHLIGHTS......................................    8
PERFORMANCE HISTORY.......................................    8
THE VARIABLE ACCUMULATION ANNUITY.........................    8
PHL VARIABLE AND THE ACCOUNT .............................    9
INVESTMENTS OF THE ACCOUNT................................    9
   Participating Investment Funds.........................    9
   Investment Advisors and Subadvisors....................    9
   Services of the Advisors...............................    9
GIA.......................................................    9
MVA  .....................................................   10
PURCHASE OF CONTRACTS.....................................   10
DEDUCTIONS AND CHARGES....................................   11
   Deductions from the Separate Account...................   11
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   12
   Market Value Adjustment................................   12
   Other Charges..........................................   12
THE ACCUMULATION PERIOD...................................   12
   Accumulation Units.....................................   12
   Accumulation Unit Values...............................   12
   Transfers .............................................   12
   Optional Programs and Riders...........................   13
   Surrender of Contract; Partial Withdrawals.............   16
   Contract Termination...................................   16
   Payment Upon Death Before Maturity Date ...............   16
THE ANNUITY PERIOD........................................   18
   Annuity Payments.......................................   18
   Annuity Payment Options ...............................   18
   Payment Upon Death After Maturity Date.................   20
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   20
   Valuation Date.........................................   20
   Valuation Period.......................................   20
   Accumulation Unit Value................................   20
   Net Investment Factor..................................   21
MISCELLANEOUS PROVISIONS..................................   21
   Assignment.............................................   21
   Payment Deferral.......................................   21
   Free Look Period.......................................   21
   Amendments to Contracts................................   21
   Substitution of Fund Shares............................   21
   Ownership of the Contract..............................   21
FEDERAL INCOME TAXES......................................   22
   Introduction...........................................   22
   Income Tax Status......................................   22
   Taxation of Annuities in General--Nonqualified Plans... 22 Surrenders or Withdrawals Prior to the Contract
     Maturity Date........................................   22
   Penalty Tax on Certain Surrenders and Withdrawals......   23
   Additional Considerations..............................   23
   Diversification Standards .............................   24
   Taxation of Annuities in General--Qualified Plans......   24
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   27
STATE REGULATION..........................................   28
REPORTS...................................................   28
VOTING RIGHTS.............................................   28
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   28
LEGAL MATTERS.............................................   28
SAI  .....................................................   28
APPENDIX A-INVESTMENT OPTIONS.............................  A-1
APPENDIX B-GLOSSARY OF SPECIAL TERMS......................  B-1
APPENDIX C-DEDUCTIONS FOR PREMIUM TAXES...................  C-1
APPENDIX D-FINANCIAL HIGHLIGHTS...........................  D-1



SUMMARY OF EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount
    surrendered:
       Complete Premium Payment Years 0...............     8%
       Complete Premium Payment Years 1...............     7%         These tables describe the fees and expenses that you will
       Complete Premium Payment Years 2...............     6%         pay at the time that you purchase the contract, surrender
       Complete Premium Payment Years 3+..............    None        the contract or transfer value between the subaccounts.
                                                                      State premium taxes may also be deducted.
    Transfer Charge (1)
       Current .......................................    None
       Maximum........................................    $20

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    Maximum (2).......................................    $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE (3) (as a percentage of the
guaranteed annuitization value).......................    .40%

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    Mortality and Expense Risk Fee....................  1.525%        These tables describe the fees and expenses that you will
    Daily Administrative Fee..........................   .125%        pay periodically during the time that you own the contract,
                                                         -----        not including annual fund fees and expenses.
    Total Annual Separate Account Expenses............  1.650%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................  1.675%
    Daily Administrative Fee..........................   .125%
                                                        ------
    Total Annual Separate Account Expenses............  1.800%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (4)
    -----------------------------------------
    Mortality and Expense Risk Fee....................  1.825%
    Daily Administrative Fee..........................   .125%
                                                         -----
    Total Annual Separate Account Expenses............  1.950%

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
                                      Minimum      Maximum            This table shows the minimum and  maximum total operating
                                      -------      -------            expenses for the year ended 12/31/02, charged by the fund
    Total Annual Fund Operating                                       companies that you may pay periodically during the time
    Expenses (expenses that are                                       that you own the contract. More detail concerning the
    deducted from the fund assets                                     funds' fees and total and net fund operating expenses can
    include management fees,                                          be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)..    0.32%        5.48%            the fund prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
(2) This charge is deducted annually on the contract anniversary, on a pro rata basis from each investment option in which you have an interest.
(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected.
(4) This death benefit option is currently available only with nonqualified plans and is subject to state approval.


-----------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES

If you surrender your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                   $834    $2,279    $3,610    $6,753


DEATH BENEFIT OPTION 2
----------------------

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $849   $2,317    $3,666    $6,834


DEATH BENEFIT OPTION 3
----------------------

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $863   $2,355    $3,722    $6,913


If you annuitize your contract at the end of the applicable
time period, your maximum costs would be:
                                                                      These examples are intended to help you compare the cost of
DEATH BENEFIT OPTION 1                                                investing in the contract with the cost of investing in
----------------------                                                other variable annuity contracts. These costs include
                                                                      contract owner transaction expenses, contract fees,
                  1 Year   3 Years   5 Years   10 Years               separate account annual expenses and the maximum fund fees
                  -------------------------------------               and expenses that were charged for the year ended 12/31/02.
                    $834   $2,279    $3,610    $6,753

                                                                      The examples assume that you invest $10,000 in the contract
DEATH BENEFIT OPTION 2                                                for the time periods indicated. The examples also assume
----------------------                                                that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
                  1 Year   3 Years   5 Years   10 Years               actual costs may be higher or lower based on these
                  -------------------------------------               assumptions.
                    $849   $2,317    $3,666    $6,834


DEATH BENEFIT OPTION 3
----------------------

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $863   $2,355    $3,722    $6,913


If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $762   $2,225    $3,610    $6,753


DEATH BENEFIT OPTION 2

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $777   $2,263    $3,666    $6,834


DEATH BENEFIT OPTION 3

                  1 Year   3 Years   5 Years   10 Years
                  -------------------------------------
                    $791   $2,301    $3,722    $6,913

----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% 3                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% 4                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% 4                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% 1                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --9
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $10,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond]  Transfers between the subaccounts and from the subaccounts into the
           GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond]  For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage.



WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. For more information, see "Deductions and Charges--Surrender Charges."

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond]  No deductions are made from premium payments.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is deducted from amounts withdrawn.

[diamond]  No surrender charges are taken upon the death of the owner before the maturity date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------
Percent                                   8%   7%    6%   0%
--------------------------------------------------------------
Complete Premium Payment Years            0     1    2    3+
--------------------------------------------------------------

[diamond]  Administrative Charge--maximum of $35 each year.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS

[diamond]  Premium Taxes--taken from the contract value upon premium payment or annuitization.

           o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Premium Tax" and Appendix C.


           For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.


DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and a deferred surrender charge of 7% deducted from redemptions after 1 year. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.


    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable Life Insurance Company.

    Contributions to the GIA and MVA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information, see "GIA and MVA."



INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Scudder Investment VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.


SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.



MVA
-------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made which could result in a decrease of the payment. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$10,000

[diamond]  Bank draft program--$50

           o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond]  Qualified plans--$2,000

    We require minimum subsequent premium payments of $500.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix C."


SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid." The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Unused free withdrawal percentage amounts do not accumulate.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

----------------------------------------------------------------
Percent                               8%    7%     6%     0%
----------------------------------------------------------------
Complete Premium                      0     1      2      3+
Payment Years
----------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA or MVA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  -----------------------------------------------------------
     DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
   OPTION 1 - RETURN  OPTION 2 - ANNUAL   OPTION 3 - RELIEF
      OF PREMIUM           STEP-UP             AMOUNT
   -----------------------------------------------------------
        1.525%              1.675%             1.825%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.


    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.



MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.


OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.


ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by our Annuity Operations Division, your premium payment will be applied within two days. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.



ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


OPTIONAL PROGRAMS AND RIDERS


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    The Asset Rebalancing Program does not permit transfers to or from the GIA or the MVA.


    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.
    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.


[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
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SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.



CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]   DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.


[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b)  the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b)  the contract value on the claim date; or
           c)  the annual step-up amount (as defined below).

           Upon the death of the owner who has attained age 80, the death benefit is the greater of:

           a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
           b)  the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

           Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

           Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond]  DEATH BENEFIT OPTION 3--RELIEF AMOUNT
           The availability of this option is subject to state approval.

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
           b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
           b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
    o  the 120 days must occur prior to age 91.

    The enhancement provides:
    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);
    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."



ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.


OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.


    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.



PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).


VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.


ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.



NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.



MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.



FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than 1 owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.


SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November
18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.



PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to 10 percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, which is not the contract owner, dies before the maturity date the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:


o   55% in any 1 investment
o   70% in any 2 investments
o   80% in any 3 investments
o   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.


    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined to retroactively be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT
ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM
QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation

("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.


    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.


    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.



TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI

--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The following lists the Table of Contents for the SAI:

[diamond]  Underwriter
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------

                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth and Income                                                       |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth and Income               |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,   Management,
                   Series                      Company       LLC         Inc.        Ltd.        Limited      Inc.        L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen      AIM        Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.


ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.


ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.


CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.


FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.



GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date, unless we agree otherwise. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.


MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.


MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond]  Nonqualified plans--$10,000
[diamond]  Bank draft program--$50
[diamond]  Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.



APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------


California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

     * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling AOD at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ====================
        From 3/11/02* to 12/31/02                                         $2.000                $1.715                 29

PHOENIX-AIM MID-CAP EQUITY
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.828                 48

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
=============================================================================================================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.524                 29

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.504                 42

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ====================
        From 3/20/02* to 12/31/02                                         $2.000                $2.254                 56

PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.493                 64

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 3/11/02* to 12/31/02                                         $2.000                $1.476                 26

PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.995                 796

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ====================
        From 5/1/02* to 12/31/02                                          $2.000                $2.158                 77

PHOENIX-HOLLISTER VALUE EQUITY
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.582                 89

PHOENIX-JANUS FLEXIBLE INCOME
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $2.145                 114

PHOENIX-KAYNE LARGE-CAP CORE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.919                  6

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $2.007                  2

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.903                  2

PHOENIX-LAZARD SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 10/14/02* to 12/31/02                                        $2.000                $1.945                  3


* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-LAZARD U.S. MULTI-CAP
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.997                  6

PHOENIX-LORD ABBETT BOND-DEBENTURE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $2.114                 12

PHOENIX-LORD ABBETT LARGE-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.972                 22

PHOENIX-LORD ABBETT MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.988                 14

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
=================================================================== ===================== ===================== ====================
        From 3/22/02* to 12/31/02                                         $2.000                $1.429                 47

PHOENIX-MFS INVESTORS TRUST
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.452                 36

PHOENIX-MFS VALUE
=================================================================== ===================== ===================== ====================
        From 3/15/02* to 12/31/02                                         $2.000                $1.737                 65

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.704                 41

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
=============================================================================================================== ====================
        From 3/14/02* to 12/31/02                                         $2.000                $1.235                 77

PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.550                 111

PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ====================
        From 4/5/02* to 12/31/02                                          $2.000                $1.760                 212

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ====================
        From 6/3/02* to 12/31/02                                          $2.000                $1.714                 11

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.914                 188

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.915                 230

PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.356                 55

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================
        From 7/9/02* to 12/31/02                                          $2.000                $1.315                  4

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $2.004                  2

AIM V.I. CAPITAL APPRECIATION FUND
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.528                 12

AIM V.I. PREMIER EQUITY FUND
=================================================================== ===================== ===================== ====================
        From 3/25/02* to 12/31/02                                         $2.000                $1.396                 32


* Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.333                  62

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $2.125                 595

FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ====================
        From 3/14/02* to 12/31/02                                         $2.000                $1.984                 81

VIP CONTRAFUND(R) PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 5/1/02* to 12/31/02                                          $2.000                $1.828                 169

VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.561                 15

VIP GROWTH PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.390                 43

MUTUAL SHARES SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 4/15/02* to 12/31/02                                         $2.000                $1.786                 199

TEMPLETON FOREIGN SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 2/25/02* to 12/31/02                                         $2.000                $1.633                 61

TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================== ====================
        From 4/15/02* to 12/31/02                                         $2.000                $1.563                 11

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.563                 11

SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.552                 181

TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/14/02* to 12/31/02                                         $2.000                $1.009                  6

WANGER FOREIGN FORTY
=================================================================== ===================== ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.725                  7

WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ====================
        From 2/25/02* to 12/31/02                                         $2.000                $1.725                 67

WANGER TWENTY
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $1.912                 33

WANGER U.S. SMALLER COMPANIES
========================================================================================= ===================== ====================
        From 2/14/02* to 12/31/02                                         $2.000                $1.741                 122



* Date subaccount began operations.






DEATH BENEFIT OPTION 2 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.712                 61

PHOENIX-AIM MID-CAP EQUITY
=================================================================== ===================== ===================== ====================
        From 4/9/02* to 12/31/02                                          $2.000                $1.825                 19

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
=============================================================================================================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.522                 94

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
=================================================================== ===================== ===================== ====================
        From 5/13/02* to 12/31/02                                         $2.000                $1.502                 18

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $2.250                 72

PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.490                 100

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.473                 110

PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ====================
        From 3/11/02* to 12/31/02                                         $2.000                $1.992                 429

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ====================
        From 4/1/02* to 12/31/02                                          $2.000                $2.155                 194

PHOENIX-HOLLISTER VALUE EQUITY
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.580                 301

PHOENIX-JANUS FLEXIBLE INCOME
=================================================================== ===================== ===================== ====================
        From 3/13/02* to 12/31/02                                         $2.000                $2.142                 111

PHOENIX-KAYNE LARGE-CAP CORE
=================================================================== ===================== ===================== ====================
        From 3/3/02* to 12/31/02                                          $2.000                $1.917                  7

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=================================================================== ===================== ===================== ====================
        From 3/3/02* to 12/31/02                                          $2.000                $2.006                  9

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.902                 79

PHOENIX-LAZARD SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 9/3/02* to 12/31/02                                          $2.000                $1.944                  5

PHOENIX-LAZARD U.S. MULTI-CAP
=================================================================== ===================== ===================== ====================
        From 12/2/02* to 12/31/02                                         $2.000                $1.996                 .5

PHOENIX-LORD ABBETT BOND-DEBENTURE
=================================================================== ===================== ===================== ====================
        From 10/23/02* to 12/31/02                                        $2.000                $2.112                  6

PHOENIX-LORD ABBETT LARGE-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 9/3/02* to 12/31/02                                          $2.000                $1.971                 95

PHOENIX-LORD ABBETT MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 12/2/02* to 12/31/02                                         $2.000                $1.987                 41


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
=============================================================================================================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.427                 113

PHOENIX-MFS INVESTORS TRUST
=================================================================== ===================== ===================== ====================
        From 4/22/02* to 12/31/02                                         $2.000                $1.577                 23

PHOENIX-MFS VALUE
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.734                 159

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
=================================================================== ===================== ===================== ====================
        From 4/22/02* to 12/31/02                                         $2.000                $1.701                 47

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
=============================================================================================================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.233                 136

PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.547                 224

PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ====================
        From 4/5/02* to 12/31/02                                          $2.000                $1.758                 133

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ====================
        From 5/1/02* to 12/31/02                                          $2.000                $1.712                 49

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.910                 109

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 3/13/02* to 12/31/02                                         $2.000                $1.912                 64

PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.354                 117

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================
        From 3/20/02* to 12/31/02                                         $2.000                $1.313                 41

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $2.003                 14

AIM V.I. CAPITAL APPRECIATION FUND
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.525                 214

AIM V.I. PREMIER EQUITY FUND
=================================================================== ===================== ===================== ====================
        From 3/13/02* to 12/31/02                                         $2.000                $1.394                 87

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 4/24/02* to 12/31/02                                         $2.000                $1.331                  98

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $2.122                 873

FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.981                 86

VIP CONTRAFUND(R) PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/13/02* to 12/31/02                                         $2.000                $1.825                 118


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.558                 31

VIP GROWTH PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/11/02* to 12/31/02                                         $2.000                $1.388                 102

MUTUAL SHARES SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.783                 159

TEMPLETON FOREIGN SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 4/24/02* to 12/31/02                                         $2.000                $1.631                 91

TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================== ====================
        From 4/24/02* to 12/31/02                                         $2.000                $1.630                 81

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.560                 139

SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.549                 271

TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 5/17/02* to 12/31/02                                         $2.000                $1.007                 13

WANGER FOREIGN FORTY
=================================================================== ===================== ===================== ====================
        From 4/9/02* to 12/31/02                                          $2.000                $1.722                 24

WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.723                 98

WANGER TWENTY
=================================================================== ===================== ===================== ====================
        From 5/1/02* to 12/31/02                                          $2.000                $1.909                 34

WANGER U.S. SMALLER COMPANIES
========================================================================================= ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.738                 156


* Date subaccount began operations.



DEATH BENEFIT OPTION 3 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ====================
        From 6/21/02* to 12/31/02                                         $2.000                $1.709                 65

PHOENIX-AIM MID-CAP EQUITY
=================================================================== ===================== ===================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.822                 12

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
=============================================================================================================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.519                 14

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
=================================================================== ===================== ===================== ====================
        From 4/15/02* to 12/31/02                                         $2.000                $1.499                 17

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $2.246                 15

PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.488                 61

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.471                 28

PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.989                 35

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ====================
        From 3/14/02* to 12/31/02                                         $2.000                $2.151                 46

PHOENIX-HOLLISTER VALUE EQUITY
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.577                 175

PHOENIX-JANUS FLEXIBLE INCOME
=================================================================== ===================== ===================== ====================
        From 2/25/02* to 12/31/02                                         $2.000                $2.138                 132

PHOENIX-KAYNE LARGE-CAP CORE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.916                  8

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.943                  3

PHOENIX-LAZARD U.S. MULTI-CAP
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT BOND-DEBENTURE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $2.111                  3

PHOENIX-LORD ABBETT LARGE-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $1.970                  1

PHOENIX-LORD ABBETT MID-CAP VALUE
=================================================================== ===================== ===================== ====================


* Date subaccount began operations.




                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
=================================================================== ===================== ===================== ====================
        From 3/22/02* to 12/31/02                                         $2.000                $1.424                 150

PHOENIX-MFS INVESTORS TRUST
=================================================================== ===================== ===================== ====================
        From 3/19/02* to 12/31/02                                         $2.000                $1.575                  5

PHOENIX-MFS VALUE
=================================================================== ===================== ===================== ====================
        From 4/15/02* to 12/31/02                                         $2.000                $1.731                 93

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
=============================================================================================================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.699                  8

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
=============================================================================================================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.231                 59

PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.545                 102

PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.755                 376

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.709                 29

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.907                 150

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 2/25/02* to 12/31/02                                         $2.000                $1.909                 117

PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.352                 128

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.310                 101

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
=================================================================== ===================== ===================== ====================


AIM V.I. CAPITAL APPRECIATION FUND
=================================================================== ===================== ===================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.523                 87

AIM V.I. PREMIER EQUITY FUND
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.392                 95

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/27/02* to 12/31/02                                         $2.000                $1.329                  38

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $2.119                 209

FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.978                 61

VIP CONTRAFUND(R) PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.822                 21


* Date subaccount began operations.




                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.556                 28

VIP GROWTH PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.385                 136

MUTUAL SHARES SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 2/25/02* to 12/31/02                                         $2.000                $1.780                 76

TEMPLETON FOREIGN SECURITIES FUND
=================================================================== ===================== ===================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.628                 19

TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.627                 34

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=================================================================== ===================== ===================== ====================
        From 3/1/02* to 12/31/02                                          $2.000                $1.557                 44

SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================== ====================
        From 2/26/02* to 12/31/02                                         $2.000                $1.547                 20

TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.005                  3

WANGER FOREIGN FORTY
=================================================================== ===================== ===================== ====================


WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.720                 117

WANGER TWENTY
=================================================================== ===================== ===================== ====================
        From 2/19/02* to 12/31/02                                         $2.000                $1.906                 34

WANGER U.S. SMALLER COMPANIES
========================================================================================= ===================== ====================
        From 2/15/02* to 12/31/02                                         $2.000                $1.735                 188


* Date subaccount began operations.



DEATH BENEFIT OPTION 3 CONTRACTS WITHOUT THE ACCUMULATION ENHANCEMENT


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ====================


PHOENIX-AIM MID-CAP EQUITY
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.824                 .6

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
=============================================================================================================== ====================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $2.249                 .9

PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.489                  1

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 7/25/02* to 12/31/02                                         $2.000                $1.472                 .7

PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ====================


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ====================


PHOENIX-HOLLISTER VALUE EQUITY
=================================================================== ===================== ===================== ====================


PHOENIX-JANUS FLEXIBLE INCOME
=================================================================== ===================== ===================== ====================


PHOENIX-KAYNE LARGE-CAP CORE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.917                  1

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $2.006                  1

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.944                 .5

PHOENIX-LAZARD U.S. MULTI-CAP
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT BOND-DEBENTURE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $2.112                  2

PHOENIX-LORD ABBETT LARGE-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.986                  2


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
=============================================================================================================== ====================


PHOENIX-MFS INVESTORS TRUST
=================================================================== ===================== ===================== ====================


PHOENIX-MFS VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
=================================================================== ===================== ===================== ====================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
=============================================================================================================== ====================


PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ====================


PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ====================
        From 7/25/02* to 12/31/02                                         $2.000                $1.757                 .6

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 7/25/02* to 12/31/02                                         $2.000                $1.909                  2

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================
        From 7/25/02* to 12/31/02                                         $2.000                $1.911                 .6

PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ====================
        From 7/25/02* to 12/31/02                                         $2.000                $1.353                  2

PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================


PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
=================================================================== ===================== ===================== ====================


AIM V.I. CAPITAL APPRECIATION FUND
=================================================================== ===================== ===================== ====================


AIM V.I. PREMIER EQUITY FUND
=================================================================== ===================== ===================== ====================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ====================


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ====================
        From 11/1/02* to 12/31/02                                         $2.000                $2.121                 .7

FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.980                  2

VIP CONTRAFUND(R) PORTFOLIO
=================================================================== ===================== ===================== ====================


* Date subaccount began operations.



                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================== ===================== ===================== ====================


VIP GROWTH PORTFOLIO
=================================================================== ===================== ===================== ====================


MUTUAL SHARES SECURITIES FUND
=================================================================== ===================== ===================== ====================


TEMPLETON FOREIGN SECURITIES FUND
=================================================================== ===================== ===================== ====================


TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================== ====================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=================================================================== ===================== ===================== ====================


SCUDDER VIT EQUITY 500 INDEX FUND
=============================================================================================================== ====================


TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ====================


WANGER FOREIGN FORTY
=================================================================== ===================== ===================== ====================


WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ====================


WANGER TWENTY
=================================================================== ===================== ===================== ====================
        From 10/1/02* to 12/31/02                                         $2.000                $1.908                  2

WANGER U.S. SMALLER COMPANIES
========================================================================================= ===================== ====================


* Date subaccount began operations.

                                     PART B

                            PHOENIX INVESTOR'S EDGE(SM)

                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                     PHL VARIABLE INSURANCE COMPANY
One American Row                                    ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                               PO Box 8027
                                               Boston, Massachusetts 02266-8027






                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT




                                   May 1, 2003

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----

Underwriter..........................................................     2

Performance History..................................................     2

Calculation of Yield and Return......................................     9

Calculation of Annuity Payments .....................................    10

Experts .............................................................    11

Separate Account Financial Statements................................  SA-1

Company Financial Statements.........................................   F-1

UNDERWRITER
-------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.



 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-------------------------------------------------------------------------------------------------------------
                                                     Inception                                     Since
                      Subaccount                       Date*       1 Year   5 Years  10 Years     Inception
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 12/7/1994    -21.59%  -3.72%     N/A        1.44%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -17.98%    N/A      N/A       -11.07%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -29.77%  -3.11%     N/A        -1.97%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -31.04%    N/A      N/A       -23.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995      3.83%    3.40%     N/A        10.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -30.81%  -8.98%     N/A        0.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -34.49%    N/A      N/A       -31.93%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994    -6.63%    2.42%     N/A        2.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994     1.78%    2.85%     N/A        6.63%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -28.15%    N/A      N/A        1.48%
-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999     2.39%     N/A      N/A        6.12%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A      N/A       -10.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A      N/A        -6.84%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A      N/A       -11.69%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A      N/A        -9.75%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A      N/A        -7.33%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A      N/A        -1.52%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A      N/A        -8.49%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A      N/A        -7.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -34.52%    N/A      N/A       -21.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -27.10%    N/A      N/A       -21.06%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -20.70%    N/A      N/A       -14.16%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -22.22%    N/A      N/A        -9.71%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           8/15/2000    -42.57%    N/A      N/A       -45.26%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -28.69%    N/A      N/A        -3.03%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series         12/7/1994     -18.61%   2.23%     N/A         6.53%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -21.27%    N/A      N/A       -12.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -15.82%    N/A      N/A        -0.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -15.81%    N/A      N/A        1.51%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -37.89%    N/A      N/A        -1.30%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -40.18%  -2.97%     N/A         1.09%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series 8/12/2002      N/A      N/A      N/A        -7.00%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -30.39%    N/A      N/A       -20.41%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -35.83%    N/A      N/A       -23.43%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -39.19%    N/A      N/A       -30.95%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999      0.85%    N/A      N/A        5.93%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999     -6.66%    N/A      N/A        -4.05%
-------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           6/5/2000     -16.63%    N/A      N/A       -14.19%
-------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -28.14%    N/A      N/A       -22.57%
-------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -35.77%    N/A      N/A       -26.90%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         5/1/2000     -18.83%    N/A      N/A        -2.14%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -25.05%  -3.83%     N/A        -2.01%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/2000     -24.98%    N/A      N/A        -9.46%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                  7/15/1999    -27.84%    N/A      N/A       -15.97%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -28.51%    N/A      N/A       -20.86%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -53.07%    N/A      N/A       -40.98%
-------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -22.03%    N/A      N/A         1.32%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -20.69%   3.42%     N/A         9.33%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -14.96%    N/A      N/A         8.69%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -23.43%   1.18%     N/A        11.13%
-------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after 1 year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-------------------------------------------------------------------------------------------------------------
                                                    Inception                                      Since
                       Subaccount                      Date*       1 Year   5 Years  10 Years     Inception
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 12/7/1994    -21.71%  -3.87%     N/A        1.29%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -18.10%    N/A      N/A       -11.20%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -29.88%  -3.26%     N/A        -2.12%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -31.15%    N/A      N/A       -23.12%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995      3.67%    3.24%     N/A        10.43%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -30.91%  -9.12%     N/A        0.54%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -34.59%    N/A      N/A       -32.03%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994    -6.77%    2.27%     N/A        2.68%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994     1.62%    2.69%     N/A        6.47%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -28.26%    N/A      N/A        1.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999     2.23%     N/A      N/A        5.96%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A      N/A       -11.03%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A      N/A        -6.90%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A      N/A       -11.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A      N/A        -9.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A      N/A        -7.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A      N/A        -1.58%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A      N/A        -8.55%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A      N/A        -7.81%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -34.62%    N/A      N/A       -21.88%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -27.22%    N/A      N/A       -21.18%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -20.82%    N/A      N/A       -14.29%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -22.34%    N/A      N/A        -9.85%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           8/15/2000    -42.66%    N/A      N/A       -45.34%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -28.80%    N/A      N/A        -3.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          12/7/1994    -18.73%   2.07%     N/A        6.37%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -21.39%    N/A      N/A       -12.44%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -15.95%    N/A      N/A        -0.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -15.94%    N/A      N/A        1.35%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -37.99%    N/A      N/A        -1.45%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -40.27%  -3.11%     N/A        0.93%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series 8/12/2002      N/A      N/A      N/A        -7.06%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -30.49%    N/A      N/A       -20.53%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -35.92%    N/A      N/A       -23.54%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -39.28%    N/A      N/A       -31.06%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     0.68%     N/A      N/A        5.77%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999     -6.80%    N/A      N/A        -4.20%
-------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           6/5/2000     -16.75%    N/A      N/A       -14.32%
-------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -28.25%    N/A      N/A       -22.69%
-------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -35.87%    N/A      N/A       -27.01%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         5/1/2000     -18.95%    N/A      N/A        -2.29%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -25.16%  -3.98%     N/A        -2.16%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/2000     -25.09%    N/A      N/A        -9.60%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999    -27.95%    N/A      N/A       -16.09%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -28.62%    N/A      N/A       -20.98%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -53.14%    N/A      N/A       -41.07%
-------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -22.15%    N/A      N/A        1.17%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -20.81%   3.27%     N/A        9.17%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -15.09%    N/A      N/A        8.53%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -23.55%   1.03%     N/A        10.96%
-------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after 1 year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.




 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

-------------------------------------------------------------------------------------------------------------
                                                     Inception                                    Since
                    Subaccount                          Date*     1 Year   5 Years  10 Years    Inception
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 12/7/1994    -21.83%  -4.01%     N/A        1.13%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -18.23%    N/A      N/A       -11.34%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -29.98%  -3.41%     N/A        -2.26%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -31.25%    N/A      N/A       -23.23%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995      3.50%    3.08%     N/A        10.27%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -31.02%  -9.26%     N/A        0.39%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -34.69%    N/A      N/A       -32.14%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994    -6.92%    2.12%     N/A        2.52%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994     1.45%    2.54%     N/A        6.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -28.37%    N/A      N/A        1.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999     2.06%     N/A      N/A        5.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A      N/A       -11.08%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A      N/A        -6.96%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A      N/A       -11.79%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A      N/A        -9.85%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A      N/A        -7.44%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A      N/A        -1.64%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A      N/A        -8.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A      N/A        -7.87%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -34.72%    N/A      N/A       -22.00%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -27.33%    N/A      N/A       -21.30%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -20.94%    N/A      N/A       -14.42%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -22.46%    N/A      N/A        -9.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series          8/15/2000     -42.75%    N/A      N/A       -45.43%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -28.91%    N/A      N/A        -3.32%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          12/7/1994    -18.86%   1.92%     N/A        6.21%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -21.52%    N/A      N/A       -12.57%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -16.08%    N/A      N/A        -1.13%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -16.06%    N/A      N/A        1.19%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -38.08%    N/A      N/A        -1.60%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -40.36%  -3.26%     N/A        0.78%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series 8/12/2002      N/A      N/A      N/A        -7.12%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -30.60%    N/A      N/A       -20.65%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -36.02%    N/A      N/A       -23.66%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -39.38%    N/A      N/A       -31.16%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     0.52%     N/A      N/A        5.61%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999    -6.95%     N/A      N/A        -4.34%
-------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           6/5/2000     -16.88%    N/A      N/A       -14.45%
-------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -28.36%    N/A      N/A       -22.81%
-------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -35.97%    N/A      N/A       -27.12%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         5/1/2000     -19.07%    N/A      N/A        -2.44%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -25.28%  -4.12%     N/A        -2.31%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/2000     -25.21%    N/A      N/A        -9.73%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999    -28.06%    N/A      N/A       -16.22%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -28.72%    N/A      N/A       -21.10%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -53.21%    N/A      N/A       -41.16%
-------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -22.27%    N/A      N/A        1.02%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -20.93%   3.11%     N/A        9.00%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -15.22%    N/A      N/A        8.37%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -23.67%   0.88%     N/A        10.79%
-------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% deducted from redemptions after 1 year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.



                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                    1993    1994    1995    1996    1997     1998     1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           36.21%  -1.58%   7.81%  16.71%  10.22%   25.85%   27.40%  -17.19%  -25.30%  -16.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                           -12.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                                 29.53%   16.89%  -12.92%  -13.36%  -24.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                                    -26.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                30.93%  20.07%  -22.50%    3.07%   28.66%    4.86%   10.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series          17.76%  -0.19%  28.76%  10.74%  19.11%   27.89%   27.57%  -19.13%  -35.67%  -26.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                     -27.94%  -29.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              1.19%   2.15%   3.98%   3.30%   3.47%    3.38%    3.11%    4.31%    2.11%   -0.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        14.03%  -7.01%  21.53%  10.57%   9.28%   -5.72%    3.73%    4.74%    4.34%    8.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                             22.31%   30.03%  -19.32%  -23.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                        4.70%    5.47%    8.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                                 -12.62%  -25.11%  -30.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                          -22.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                                    -15.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                             -7.10%   -7.53%  -16.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                         -34.17%  -38.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                         15.10%   -8.14%   -9.69%  -23.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     9.20%  -3.05%  16.31%   7.26%  18.77%   18.82%    9.45%   -1.06%    0.19%  -13.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                       -8.38%  -15.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                   -11.76%   15.00%   20.96%  -10.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value
  Series                                                                                                            13.85%  -10.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                              43.27%   11.89%  -26.37%  -33.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                           15.27%   42.34%   52.48%  -12.92%  -28.57%  -36.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.82%  33.47%  15.64%  11.65%   17.35%   42.25%  -12.36%  -24.55%  -25.61%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             2.34%  34.03%  13.13%  21.67%   30.24%   27.77%  -16.04%  -14.00%  -31.41%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               10.19%  17.72%   55.25%   75.15%  -26.07%  -17.33%  -35.00%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities
  II                                                             6.99%   2.48%   6.80%    5.90%   -2.22%    9.17%    5.27%    7.25%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              18.42%  12.43%  11.97%    1.02%    0.64%  -10.51%   -0.30%   -0.28%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                              27.81%   22.12%   -8.24%  -13.81%  -10.92%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                       22.47%    2.48%  -18.54%  -15.86%  -23.21%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                     37.10%   35.04%  -12.52%  -19.08%  -31.35%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   15.52%   -1.82%   11.72%   11.40%    5.28%  -13.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               44.61%  -4.09%  13.60%  21.72%  11.80%    7.26%   21.24%   -3.96%  -17.39%  -19.91%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                10.60%  18.98%  11.37%    6.93%   18.86%   -0.18%   -2.93%  -19.84%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                    19.62%   25.55%  -18.02%  -25.93%  -22.89%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                        26.61%   18.42%  -10.72%  -13.65%  -23.60%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                      -24.84%  -49.71%  -49.81%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                       -3.18%  -27.83%  -16.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          29.87%  -3.08%   14.44%  122.82%  -29.04%  -22.57%  -15.25%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                               7.67%    7.29%   -9.14%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                           44.22%  27.32%    6.92%   23.04%   -9.67%    9.55%  -18.18%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE



                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                     1993    1994    1995    1996    1997     1998     1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           36.00%  -1.73%   7.65%  16.54%  10.05%   25.66%   27.21%  -17.32%  -25.42%  -16.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                           -12.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                                 29.34%   16.71%  -13.05%  -13.49%  -25.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value
  Series                                                                                                                    -26.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                                                30.74%  19.89%  -22.62%    2.91%   28.47%    4.70%   10.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series          17.58%  -0.34%  28.57%  10.57%  18.93%   27.70%   27.38%  -19.25%  -35.77%  -26.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                     -28.05%  -30.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              1.04%   2.00%   3.82%   3.15%   3.31%    3.22%    2.96%    4.15%    1.95%   -0.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        13.86%  -7.15%  21.35%  10.41%   9.11%   -5.86%    3.58%    4.59%    4.18%    8.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                             22.12%   29.84%  -19.44%  -23.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                        4.54%    5.31%    8.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                                 -12.76%  -25.22%  -30.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                          -22.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                                    -15.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                             -7.24%   -7.67%  -17.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                        -34.27%  -38.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                         14.93%   -8.27%   -9.82%  -23.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     9.04%  -3.19%  16.14%   7.10%  18.59%   18.64%    9.28%   -1.20%    0.04%  -13.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                       -8.52%  -16.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                   -11.89%   14.83%   20.78%  -10.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value
  Series                                                                                                            13.68%  -10.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                              43.06%   11.73%  -26.48%  -33.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                           15.10%   42.13%   52.25%  -13.05%  -28.68%  -36.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.67%  33.27%  15.47%  11.48%   17.18%   42.04%  -12.50%  -24.66%  -25.72%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             2.18%  33.83%  12.95%  21.48%   30.05%   27.58%  -16.17%  -14.13%  -31.52%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               10.02%  17.54%   55.02%   74.89%  -26.18%  -17.45%  -35.10%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities
  II                                                             6.83%   2.33%   6.64%    5.74%   -2.37%    9.01%    5.11%    7.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              18.24%  12.26%  11.80%    0.87%    0.49%  -10.65%   -0.45%   -0.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                              27.62%   21.93%   -8.38%  -13.94%  -11.06%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                       22.29%    2.32%  -18.66%  -15.99%  -23.32%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                     36.89%   34.84%  -12.65%  -19.21%  -31.46%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   15.35%   -1.97%   11.55%   11.23%    5.12%  -13.40%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               44.40%  -4.23%  13.43%  21.54%  11.64%    7.10%   21.05%   -4.11%  -17.51%  -20.03%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                10.44%  18.80%  11.20%    6.76%   18.68%   -0.33%   -3.08%  -19.96%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                    19.44%   25.36%  -18.14%  -26.04%  -23.01%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                        26.42%   18.24%  -10.85%  -13.78%  -23.72%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                      -24.96%  -49.78%  -49.89%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                       -3.33%  -27.94%  -16.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          29.67%  -3.22%   14.26%  122.49%  -29.14%  -22.69%  -15.38%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                               7.51%    7.13%   -9.28%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                           44.00%  27.13%    6.75%   22.85%   -9.80%    9.38%  -18.31%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE



                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
                  Subaccount                    1993     1994    1995    1996    1997    1998     1999     2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           35.80%  -1.88%   7.48%  16.36%   9.89%   25.47%   27.02%  -17.44%  -25.53%  -16.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                           -12.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                                                 29.14%   16.54%  -13.18%  -13.62%  -25.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                                                                   -26.53%
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                            30.54%  19.71%  -22.73%    2.76%   28.28%    4.54%    9.90%
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series          17.41%  -0.49%  28.38%  10.40%  18.76%   27.51%   27.18%  -19.37%  -35.86%  -26.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                     -28.16%  -30.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              0.89%   1.84%   3.67%   2.99%   3.16%    3.07%    2.80%    4.00%    1.80%   -0.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        13.69%  -7.29%  21.17%  10.24%   8.95%   -6.00%    3.42%    4.43%    4.02%    7.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                             21.94%   29.65%  -19.56%  -23.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                        4.38%    5.15%    8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                                 -12.89%  -25.33%  -30.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                          -22.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                                    -15.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                             -7.38%   -7.81%  -17.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                        -34.37%  -38.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                         14.76%   -8.41%   -9.96%  -24.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series     8.87%  -3.34%  15.97%   6.94%  18.42%   18.47%    9.12%   -1.35%   -0.12%  -13.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                       -8.65%  -16.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                   -12.02%   14.66%   20.59%  -10.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value
  Series                                                                                                            13.51%  -10.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                              42.84%   11.56%  -26.59%  -33.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                           14.92%   41.92%   52.02%  -13.18%  -28.78%  -36.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
  Growth Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       0.52%  33.07%  15.29%  11.31%   17.00%   41.82%  -12.63%  -24.78%  -25.83%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                             2.03%  33.63%  12.78%  21.30%   29.85%   27.39%  -16.29%  -14.26%  -31.62%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.86%  17.37%   54.79%   74.63%  -26.29%  -17.58%  -35.20%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities
  II                                                             6.67%   2.17%   6.48%    5.58%   -2.51%    8.85%    4.95%    6.92%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              18.06%  12.09%  11.63%    0.72%    0.34%  -10.78%   -0.60%   -0.59%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                              27.43%   21.75%   -8.51%  -14.07%  -11.19%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                       22.10%    2.17%  -18.78%  -16.11%  -23.44%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                     36.69%   34.64%  -12.78%  -19.33%  -31.56%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   15.17%   -2.12%   11.39%   11.07%    4.96%  -13.53%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               44.18%  -4.38%  13.26%  21.36%  11.47%    6.94%   20.87%   -4.25%  -17.64%  -20.15%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                10.27%  18.62%  11.03%    6.60%   18.50%   -0.48%   -3.22%  -20.08%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                    19.26%   25.17%  -18.26%  -26.15%  -23.13%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                        26.23%   18.06%  -10.98%  -13.91%  -23.83%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                      -25.07%  -49.86%  -49.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                       -3.47%  -28.05%  -16.95%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                          29.48%  -3.37%   14.09%  122.16%  -29.25%  -22.81%  -15.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                               7.35%    6.97%   -9.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                           43.79%  26.94%    6.60%   22.67%   -9.94%    9.22%  -18.43%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net o investment management fees, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


   The yield/return calculations include a mortality and expense risk charge equal to either .775% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.225% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.




 Example Calculations:
     The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2002:



DEATH BENEFIT OPTION 1 CONTRACTS:


Value of hypothetical pre-existing account with exactly one
  Unit at the beginning of the period:........................     $ 1.000000


Value of the same account (excluding capital  changes) at the
  end of the 7-day period:....................................       0.999884


Calculation:

  Ending account value........................................       0.999884

  Less beginning account value................................       1.000000

  Net change in account value.................................      -0.000116


Base period return:

(net change/beginning account value)..........................      -0.000116
Current yield = return x (365/7) =............................          -0.61%
Effective yield = [(1 + return)(365/7)] -1 =..................          -0.60%


DEATH BENEFIT OPTION 2 CONTRACTS:

Value of hypothetical pre-existing account with exactly one unit
    at the beginning of the period:...........................     $ 1.000000

Value of the same account (excluding capital changes) at

   the end of the 7-day period:...............................       0.999854


Calculation:

   Ending account value.......................................       0.999854
   Less beginning account value...............................       1.000000
   Net change in account value................................      -0.000146


Base period return:

   (net change/beginning account value).......................      -0.000146
Current yield = return x (365/7) =............................          -0.76%
Effective yield = [(1 + return)(365/7)] -1 =...................         -0.76%


DEATH BENEFIT OPTION 3 CONTRACTS:

Value of hypothetical pre-existing account with exactly one unit
   at the beginning of the period:............................     $ 1.000000

Value of the same account (excluding capital changes) at

   the end of the 7-day period:...............................       0.999825


Calculation:

   Ending account value.......................................        0.999825
   Less beginning account value...............................        1.000000
   Net change in account value................................       -0.000175


Base period return:


   (net change/beginning account value).......................      -0.000175
Current yield = return x (365/7) =............................          -0.91%
Effective yield = [(1 + return)(365/7)] -1 =..................          -0.91%


   Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

   Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial


    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results posted in publications such as:



    Barron's

    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report


    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.


    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


    Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.



CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS

  Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.


    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


 Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.


    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                  [LOGO OF PHOENIX] PHOENIX
                                                     WEALTH MANAGEMENT(R)

            PHOENIX
           INVESTOR'S
            EDGE(SM)

       V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T

                  PHL VARIABLE ACCUMULATION ACCOUNT
                  DECEMBER 31, 2002

                                                                   DEATH BENEFIT
                                                                      OPTION 1
--------------------------------------------------------------------------------
VA0445AR1 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                              PHOENIX-         PHOENIX-                      PHOENIX-ALLIANCE/
                                              ABERDEEN      ABERDEEN NEW      PHOENIX-AIM       BERNSTEIN
                                           INTERNATIONAL        ASIA         MID-CAP EQUITY   GROWTH + VALUE
                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT(4)      SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      56,382    $      46,319    $      93,579    $      67,715
                                           =============    =============    =============    =============
   Investment at market                    $      50,030    $      41,842    $      87,309    $      63,788
                                           -------------    -------------    -------------    -------------
      Total assets                                50,030           41,842           87,309           63,788
LIABILITIES
   Accrued expenses                                  251               59              125               91
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      49,779    $      41,783    $      87,184    $      63,697
                                           =============    =============    =============    =============
Accumulation units outstanding                    29,031           19,328           47,685           42,345
                                           =============    =============    =============    =============
Unit value                                 $    1.714738    $    2.161737    $    1.828343    $    1.504204
                                           =============    =============    =============    =============

                                                              PHOENIX-
                                                              DEUTSCHE       PHOENIX-DUFF &      PHOENIX-
                                              PHOENIX-       NASDAQ-100       PHELPS REAL        ENGEMANN
                                          DEUTSCHE DOW 30     INDEX(R)     ESTATE SECURITIES  CAPITAL GROWTH
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      74,878    $      96,398    $     126,131    $     117,348
                                           =============    =============    =============    =============
   Investment at market                    $      69,577    $      94,800    $     125,306    $      95,863
                                           -------------    -------------    -------------    -------------
      Total assets                                69,577           94,800          125,306           95,863
LIABILITIES
   Accrued expenses                                  107              141              191              120
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      69,470    $      94,659    $     125,115    $      95,743
                                           =============    =============    =============    =============
Accumulation units outstanding                    40,764           76,656           55,520           64,142
                                           =============    =============    =============    =============
Unit value                                 $    1.704252    $    1.234848    $    2.253516    $    1.492679
                                           =============    =============    =============    =============

                                              PHOENIX-                         PHOENIX-
                                           ENGEMANN SMALL     PHOENIX-      GOODWIN MULTI-
                                             & MID-CAP     GOODWIN MONEY     SECTOR FIXED   PHOENIX-HOLLISTER
                                              GROWTH           MARKET           INCOME         VALUE EQUITY
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      45,428    $   1,590,819    $     162,451    $     159,326
                                           =============    =============    =============    =============
   Investment at market                    $      38,561    $   1,590,819    $     166,225    $     141,744
                                           -------------    -------------    -------------    -------------
      Total assets                                38,561        1,590,819          166,225          141,744
LIABILITIES
   Accrued expenses                                   50            2,147              371              196
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      38,511    $   1,588,672    $     165,854    $     141,548
                                           =============    =============    =============    =============
Accumulation units outstanding                    26,099          796,274           76,848           89,464
                                           =============    =============    =============    =============
Unit value                                 $    1.475597    $    1.995133    $    2.158202    $    1.582186
                                           =============    =============    =============    =============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                             PHOENIX-J.P.
                                               MORGAN
                                              RESEARCH      PHOENIX-JANUS    PHOENIX-JANUS    PHOENIX-KAYNE
                                           ENHANCED INDEX  FLEXIBLE INCOME      GROWTH        LARGE-CAP CORE
                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      45,943    $     239,434    $      75,785    $      12,362
                                           =============    =============    =============    =============
   Investment at market                    $      43,508    $     244,249    $      67,864    $      11,691
                                           -------------    -------------    -------------    -------------
      Total assets                                43,508          244,249           67,864           11,691
LIABILITIES
   Accrued expenses                                   63              363               97               16
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      43,445    $     243,886    $      67,767    $      11,675
                                           =============    =============    =============    =============
Accumulation units outstanding                    28,501          113,696           47,422            6,085
                                           =============    =============    =============    =============
Unit value                                 $    1.524319    $    2.145088    $    1.429027    $    1.918586
                                           =============    =============    =============    =============

                                           PHOENIX-KAYNE    PHOENIX-LAZARD
                                             SMALL-CAP      INTERNATIONAL    PHOENIX-LAZARD   PHOENIX-LAZARD
                                           QUALITY VALUE    EQUITY SELECT   SMALL-CAP VALUE   U.S. MULTI-CAP
                                             SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $       3,358    $       3,331    $       6,696    $      12,370
                                           =============    =============    =============    =============
   Investment at market                    $       3,280    $       3,344    $       6,480    $      12,101
                                           -------------    -------------    -------------    -------------
      Total assets                                 3,280            3,344            6,480           12,101
LIABILITIES
   Accrued expenses                                    5               13               10               17
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $       3,275    $       3,331    $       6,470    $      12,084
                                           =============    =============    =============    =============
Accumulation units outstanding                     1,632            1,750            3,326            6,051
                                           =============    =============    =============    =============
Unit value                                 $    2.007166    $    1.903267    $    1.945093    $    1.997180
                                           =============    =============    =============    =============

                                           PHOENIX-LORD     PHOENIX-LORD     PHOENIX-LORD      PHOENIX-MFS
                                           ABBETT BOND-   ABBETT LARGE-CAP  ABBETT MID-CAP  INVESTORS GROWTH
                                             DEBENTURE         VALUE            VALUE            STOCK
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      25,533    $      43,479    $      28,778    $      58,123
                                           =============    =============    =============    =============
   Investment at market                    $      25,881    $      42,508    $      28,630    $      52,543
                                           -------------    -------------    -------------    -------------
      Total assets                                25,881           42,508           28,630           52,543
LIABILITIES
   Accrued expenses                                   37               66               42               73
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      25,844    $      42,442    $      28,588    $      52,470
                                           =============    =============    =============    =============
Accumulation units outstanding                    12,227           21,522           14,381           36,125
                                           =============    =============    =============    =============
Unit value                                 $    2.113668    $    1.972097    $    1.987970    $    1.452451
                                           =============    =============    =============    =============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                 PHOENIX-
                                            PHOENIX-MFS                        PHOENIX-          OAKHURST
                                             INVESTORS       PHOENIX-MFS    OAKHURST GROWTH      STRATEGIC
                                               TRUST            VALUE         AND INCOME        ALLOCATION
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      19,350    $     119,706    $     193,077    $     391,702
                                           =============    =============    =============    =============
   Investment at market                    $      18,113    $     113,491    $     173,007    $     373,746
                                           -------------    -------------    -------------    -------------
      Total assets                                18,113          113,491          173,007          373,746
LIABILITIES
Accrued expenses                                      26              162              245              551
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      18,087    $     113,329    $     172,762    $     373,195
                                           =============    =============    =============    =============
Accumulation units outstanding                    11,449           65,237          111,485          211,994
                                           =============    =============    =============    =============
Unit value                                 $    1.579780    $    1.737169    $    1.549637    $    1.760403
                                           =============    =============    =============    =============

                                         PHOENIX-SANFORD   PHOENIX-SANFORD  PHOENIX-SANFORD
                                         BERNSTEIN GLOBAL  BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA
                                              VALUE          CAP VALUE        CAP VALUE       MID-CAP GROWTH
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      19,511    $     413,209    $     500,406    $      87,980
                                           =============    =============    =============    =============
   Investment at market                    $      19,142    $     360,879    $     441,077    $      74,077
                                           -------------    -------------    -------------    -------------
      Total assets                                19,142          360,879          441,077           74,077
LIABILITIES
   Accrued expenses                                   28              538              598              100
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      19,114    $     360,341    $     440,479    $      73,977
                                           =============    =============    =============    =============
Accumulation units outstanding                    11,149          188,315          229,987           54,540
                                           =============    =============    =============    =============
Unit value                                 $    1.714416    $    1.913504    $    1.915233    $    1.356396
                                           =============    =============    =============    =============

                                                            PHOENIX-STATE
                                                           STREET RESEARCH    PHOENIX-VAN
                                          PHOENIX-SENECA      SMALL-CAP       KAMPEN FOCUS   AIM V.I. CAPITAL
                                          STRATEGIC THEME      GROWTH            EQUITY       APPRECIATION
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $       6,484    $       3,530    $       8,093    $      19,733
                                           =============    =============    =============    =============
   Investment at market                    $       5,857    $       3,336    $       7,878    $      18,659
                                           -------------    -------------    -------------    -------------
      Total assets                                 5,857            3,336            7,878           18,659
LIABILITIES
   Accrued expenses                                    8                6               12               29
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $       5,849    $       3,330    $       7,866    $      18,630
                                           =============    =============    =============    =============
Accumulation units outstanding                     4,448            1,661            5,662           12,192
                                           =============    =============    =============    =============
Unit value                                 $    1.314767    $    2.004023    $    1.389321    $    1.528006
                                           =============    =============    =============    =============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             FEDERATED FUND
                                                            ALGER AMERICAN      FOR U.S.     FEDERATED HIGH
                                         AIM V.I. PREMIER     LEVERAGED        GOVERNMENT     INCOME BOND
                                              EQUITY           ALLCAP         SECURITIES II     FUND II
                                            SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $      49,973    $      98,026    $   1,243,630    $     158,044
                                           =============    =============    =============    =============
   Investment at market                    $      45,184    $      83,292    $   1,267,323    $     160,832
                                           -------------    -------------    -------------    -------------
      Total assets                                45,184           83,292        1,267,323          160,832
LIABILITIES
   Accrued expenses                                   61              112            1,770              243
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      45,123    $      83,180    $   1,265,553    $     160,589
                                           =============    =============    =============    =============
Accumulation units outstanding                    32,316           62,384          595,416           80,940
                                           =============    =============    =============    =============
Unit value                                 $    1.396276    $    1.333355    $    2.125494    $    1.984057
                                           =============    =============    =============    =============

                                                             VIP GROWTH                       MUTUAL SHARES
                                         VIP CONTRAFUND(R)  OPPORTUNITIES     VIP GROWTH       SECURITIES
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $     315,304    $      24,417    $      74,928    $     360,463
                                           =============    =============    =============    =============
   Investment at market                    $     308,755    $      23,070    $      59,690    $     355,663
                                           -------------    -------------    -------------    -------------
      Total assets                               308,755           23,070           59,690          355,663
LIABILITIES
   Accrued expenses                                  343               33               78              415
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $     308,412    $      23,037    $      59,612    $     355,248
                                           =============    =============    =============    =============
Accumulation units outstanding                   168,751           14,760           42,890          198,918
                                           =============    =============    =============    =============
Unit value                                 $    1.827606    $    1.560762    $    1.389875    $    1.785902
                                           =============    =============    =============    =============

                                            TEMPLETON        TEMPLETON       SCUDDER VIT       SCUDDER VIT
                                             FOREIGN           GROWTH       EAFE(R) EQUITY        EQUITY
                                            SECURITIES       SECURITIES         INDEX           500 INDEX
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $     106,669    $     365,407    $      19,137    $     292,757
                                           =============    =============    =============    =============
   Investment at market                    $      99,716    $     347,200    $      16,964    $     284,568
                                           -------------    -------------    -------------    -------------
      Total assets                                99,716          347,200           16,964          284,568
LIABILITIES
   Accrued expenses                                  184              406              303            3,623
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $      99,532    $     346,794    $      16,661    $     280,945
                                           =============    =============    =============    =============
Accumulation units outstanding                    60,943          212,447           10,663          181,047
                                           =============    =============    =============    =============
Unit value                                 $    1.633203    $    1.632377    $    1.562528    $    1.551778
                                           =============    =============    =============    =============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                WANGER
                                                           WANGER FOREIGN    INTERNATIONAL
                                            TECHNOLOGY         FORTY          SMALL CAP       WANGER TWENTY
                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           -------------    -------------    -------------    -------------
ASSETS
   Investment at cost                      $       7,704    $      13,502    $     118,912    $      64,200
                                           =============    =============    =============    =============
   Investment at market                    $       6,029    $      12,384    $     115,763    $      64,051
                                           -------------    -------------    -------------    -------------
      Total assets                                 6,029           12,384          115,763           64,051
LIABILITIES
   Accrued expenses                                    7               18              190               92
                                           -------------    -------------    -------------    -------------
NET ASSETS                                 $       6,022    $      12,366    $     115,573    $      63,959
                                           =============    =============    =============    =============
Accumulation units outstanding                     5,970            7,169           66,989           33,453
                                           =============    =============    =============    =============
Unit value                                 $    1.008725    $    1.724796    $    1.725239    $    1.911911
                                           =============    =============    =============    =============

                                             WANGER U.S.
                                              SMALLER
                                             COMPANIES
                                            SUBACCOUNT
                                           -------------
ASSETS
   Investment at cost                      $     224,775
                                           =============
   Investment at market                    $     213,220
                                           -------------
      Total assets                               213,220
LIABILITIES
   Accrued expenses                                  312
                                           -------------
NET ASSETS                                 $     212,908
                                           =============
Accumulation units outstanding                   122,317
                                           =============
Unit value                                 $    1.740631
                                           =============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-         PHOENIX-                       PHOENIX-ALLIANCE/
                                                             ABERDEEN       ABERDEEN NEW      PHOENIX-AIM        BERNSTEIN
                                                           INTERNATIONAL        ASIA         MID-CAP EQUITY   GROWTH + VALUE
                                                           SUBACCOUNT(5)    SUBACCOUNT(6)    SUBACCOUNT(11)    SUBACCOUNT(11)
                                                           -------------    -------------    --------------    --------------
Investment income
   Distributions                                           $         504    $         957    $          -      $          303
Expenses
   Mortality, expense risk and administrative charges                768              356               651               375
                                                           -------------    -------------    --------------    --------------
Net investment income (loss)                                        (264)             601              (651)              (72)
                                                           -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                  32,282           (1,456)              (10)               (5)
Net realized gain distribution from Fund                             -                -                  42               -
Net unrealized appreciation (depreciation) on investment          (6,352)          (4,477)           (6,270)           (3,927)
                                                           -------------    -------------    --------------    --------------
Net gain (loss) on investment                                     25,930           (5,933)           (6,238)           (3,932)
Net increase (decrease) in net assets resulting from
   operations                                              $      25,666    $      (5,332)   $       (6,889)   $       (4,004)
                                                           =============    =============    ==============    ==============

                                                                               PHOENIX-
                                                                               DEUTSCHE        PHOENIX-DUFF &      PHOENIX-
                                                               PHOENIX-       NASDAQ-100        PHELPS REAL        ENGEMANN
                                                           DEUTSCHE DOW 30     INDEX(R)      ESTATE SECURITIES  CAPITAL GROWTH
                                                            SUBACCOUNT(11)   SUBACCOUNT(6)     SUBACCOUNT(8)     SUBACCOUNT(1)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         768    $         -      $        2,005    $          -
Expenses
   Mortality, expense risk and administrative charges                 484              466               713             1,160
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          284             (466)            1,292            (1,160)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                    1,538              548              (375)              (26)
Net realized gain distribution from Fund                               49              -                 690               -
Net unrealized appreciation (depreciation) on investment           (5,301)          (1,598)             (825)          (21,485)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (3,714)          (1,050)             (510)          (21,511)
Net increase (decrease) in net assets resulting from
   operations                                               $      (3,430)   $      (1,516)   $          782    $      (22,671)
                                                            =============    =============    ==============    ==============

                                                              PHOENIX-                           PHOENIX-
                                                           ENGEMANN SMALL       PHOENIX-      GOODWIN MULTI-
                                                              & MID-CAP      GOODWIN MONEY    SECTOR FIXED    PHOENIX-HOLLISTER
                                                               GROWTH           MARKET           INCOME         VALUE EQUITY
                                                            SUBACCOUNT(5)    SUBACCOUNT(2)    SUBACCOUNT(14)    SUBACCOUNT(4)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         -      $      11,533    $        4,631    $        1,096
Expenses
   Mortality, expense risk and administrative charges                 346           14,325             1,681               972
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                         (346)          (2,792)            2,950               124
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      (16)             -               5,877              (434)
Net realized gain distribution from Fund                              -                -                 -                 -
Net unrealized appreciation (depreciation) on investment           (6,867)             -               3,774           (17,582)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (6,883)             -               9,651           (18,016)
Net increase (decrease) in net assets resulting from
   operations                                               $      (7,229)   $      (2,792)   $       12,601    $      (17,892)
                                                            =============    =============    ==============    ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             PHOENIX-J.P.
                                                               MORGAN
                                                              RESEARCH       PHOENIX-JANUS    PHOENIX-JANUS     PHOENIX-KAYNE
                                                           ENHANCED INDEX   FLEXIBLE INCOME      GROWTH         LARGE-CAP CORE
                                                            SUBACCOUNT(4)    SUBACCOUNT(1)    SUBACCOUNT(9)     SUBACCOUNT(20)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         227    $       4,808    $          -      $           21
Expenses
   Mortality, expense risk and administrative charges                 272            1,351               553                24
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          (45)           3,457              (553)               (3)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                     (353)              32               502               -
Net realized gain distribution from Fund                              -                789               -                 -
Net unrealized appreciation (depreciation) on investment           (2,435)           4,815            (7,921)             (671)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (2,788)           5,636            (7,419)             (671)
Net increase (decrease) in net assets resulting from
   operations                                               $      (2,833)   $       9,093    $       (7,972)   $         (674)
                                                            =============    =============    ==============    ==============

                                                            PHOENIX-KAYNE    PHOENIX-LAZARD
                                                              SMALL-CAP      INTERNATIONAL   PHOENIX-LAZARD     PHOENIX-LAZARD
                                                            QUALITY VALUE    EQUITY SELECT   SMALL-CAP VALUE    U.S. MULTI-CAP
                                                            SUBACCOUNT(20)   SUBACCOUNT(18)   SUBACCOUNT(19)    SUBACCOUNT(20)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $          23    $         -      $            6    $           29
Expenses
   Mortality, expense risk and administrative charges                   5               16                15                25
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                           18              (16)               (9)                4
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      -                906               (56)              -
Net realized gain distribution from Fund                               13              -                 -                 -
Net unrealized appreciation (depreciation) on investment              (78)              13              (216)             (269)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                         (65)             919              (272)             (269)
Net increase (decrease) in net assets resulting from
   operations                                               $         (47)   $         903    $         (281)   $         (265)
                                                            =============    =============    ==============    ==============

                                                             PHOENIX-LORD     PHOENIX-LORD     PHOENIX-LORD      PHOENIX-MFS
                                                             ABBETT BOND-   ABBETT LARGE-CAP  ABBETT MID-CAP  INVESTORS GROWTH
                                                              DEBENTURE          VALUE            VALUE             STOCK
                                                            SUBACCOUNT(18)   SUBACCOUNT(18)   SUBACCOUNT(18)    SUBACCOUNT(7)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         439    $          83    $           83    $          -
Expenses
   Mortality, expense risk and administrative charges                  71               90                61               362
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          368               (7)               22              (362)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      -                535               (84)              375
Net realized gain distribution from Fund                               40              -                 -                   2
Net unrealized appreciation (depreciation) on investment              348             (971)             (148)           (5,580)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                         388             (436)             (232)           (5,203)
Net increase (decrease) in net assets resulting from
   operations                                               $         756    $        (443)   $         (210)   $       (5,565)
                                                            =============    =============    ==============    ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                  PHOENIX-
                                                                                                 PHOENIX-         OAKHURST
                                                             PHOENIX-MFS      PHOENIX-MFS    OAKHURST GROWTH      STRATEGIC
                                                           INVESTORS TRUST       VALUE         AND INCOME        ALLOCATION
                                                            SUBACCOUNT(11)   SUBACCOUNT(7)    SUBACCOUNT(1)     SUBACCOUNT(12)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $          69    $         909    $        1,231    $        5,415
Expenses
   Mortality, expense risk and administrative charges                  65              599             1,412             2,682
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                            4              310              (181)            2,733
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      -                (60)              737              (100)
Net realized gain distribution from Fund                                4               22               -                 -
Net unrealized appreciation (depreciation) on investment           (1,237)          (6,215)          (20,070)          (17,956)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (1,233)          (6,253)          (19,333)          (18,056)
Net increase (decrease) in net assets resulting from
   operations                                               $      (1,229)   $      (5,943)   $      (19,514)   $      (15,323)
                                                            =============    =============    ==============    ==============

                                                           PHOENIX-SANFORD  PHOENIX-SANFORD  PHOENIX-SANFORD
                                                           BERNSTEIN GLOBAL  BERNSTEIN MID-  BERNSTEIN SMALL-   PHOENIX-SENECA
                                                                VALUE          CAP VALUE        CAP VALUE       MID-CAP GROWTH
                                                            SUBACCOUNT(15)   SUBACCOUNT(1)    SUBACCOUNT(1)     SUBACCOUNT(1)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         175    $       2,304    $        2,055    $          -
Expenses
   Mortality, expense risk and administrative charges                  51            2,427             3,266               499
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          124             (123)           (1,211)             (499)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                       (1)             203              (880)              (85)
Net realized gain distribution from Fund                              -             27,213            20,253               -
Net unrealized appreciation (depreciation) on investment             (369)         (52,330)          (59,329)          (13,903)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                        (370)         (24,914)          (39,956)          (13,988)
Net increase (decrease) in net assets resulting from
   operations                                               $        (246)   $     (25,037)   $      (41,167)   $      (14,487)
                                                            =============    =============    ==============    ==============

                                                                             PHOENIX-STATE
                                                                            STREET RESEARCH    PHOENIX-VAN
                                                            PHOENIX-SENECA     SMALL-CAP       KAMPEN FOCUS   AIM V.I. CAPITAL
                                                           STRATEGIC THEME      GROWTH            EQUITY        APPRECIATION
                                                            SUBACCOUNT(16)   SUBACCOUNT(18)   SUBACCOUNT(17)    SUBACCOUNT(4)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         -      $         -      $          -      $          -
Expenses
   Mortality, expense risk and administrative charges                  12               11                28               109
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          (12)             (11)              (28)             (109)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      -                 62               -                (485)
Net realized gain distribution from Fund                              -                -                 -                 -
Net unrealized appreciation (depreciation) on investment             (627)            (194)             (215)           (1,074)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                        (627)            (132)             (215)           (1,559)
Net increase (decrease) in net assets resulting from
   operations                                               $        (639)   $        (143)   $         (243)   $       (1,668)
                                                            =============    =============    ==============    ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                ALGER         FEDERATED FUND
                                                               AIM V.I.        AMERICAN          FOR U.S.       FEDERATED HIGH
                                                               PREMIER         LEVERAGED        GOVERNMENT       INCOME BOND
                                                               EQUITY           ALLCAP        SECURITIES II        FUND II
                                                            SUBACCOUNT(10)   SUBACCOUNT(11)   SUBACCOUNT(1)     SUBACCOUNT(6)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         182    $           2    $        1,898    $          596
Expenses
   Mortality, expense risk and administrative charges                 290              539             5,270               990
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                         (108)            (537)           (3,372)             (394)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                       (5)             (36)              707                13
Net realized gain distribution from Fund                              -                -                 -                 -
Net unrealized appreciation (depreciation) on investment           (4,789)         (14,734)           23,693             2,788
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (4,794)         (14,770)           24,400             2,801
Net increase (decrease) in net assets resulting from
   operations                                               $      (4,902)   $     (15,307)   $       21,028    $        2,407
                                                            =============    =============    ==============    ==============

                                                                 VIP          VIP GROWTH                        MUTUAL SHARES
                                                            CONTRAFUND(R)    OPPORTUNITIES     VIP GROWTH        SECURITIES
                                                            SUBACCOUNT(14)   SUBACCOUNT(4)    SUBACCOUNT(1)     SUBACCOUNT(13)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         -      $         -      $          -      $           92
Expenses
   Mortality, expense risk and administrative charges               1,000              131               637               953
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                       (1,000)            (131)             (637)             (861)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      414             (587)              192                25
Net realized gain distribution from Fund                              -                -                 -                 228
Net unrealized appreciation (depreciation) on investment           (6,549)          (1,347)          (15,238)           (4,800)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (6,135)          (1,934)          (15,046)           (4,547)
Net increase (decrease) in net assets resulting from
   operations                                               $      (7,135)   $      (2,065)   $      (15,683)   $       (5,408)
                                                            =============    =============    ==============    ==============

                                                              TEMPLETON        TEMPLETON       SCUDDER VIT
                                                               FOREIGN           GROWTH       EAFE(R) EQUITY     SCUDDER VIT
                                                             SECURITIES        SECURITIES         INDEX           500 INDEX
                                                            SUBACCOUNT(3)    SUBACCOUNT(13)   SUBACCOUNT(1)     SUBACCOUNT(4)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $       4,003    $         201    $          269    $        3,208
Expenses
   Mortality, expense risk and administrative charges                 747            1,101               134             1,170
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                        3,256             (900)              135             2,038
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                   30,832               73                (6)            1,037
Net realized gain distribution from Fund                              -                197               -                 -
Net unrealized appreciation (depreciation) on investment           (6,953)         (18,207)           (2,173)           (8,189)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      23,879          (17,937)           (2,179)           (7,152)
Net increase (decrease) in net assets resulting from
   operations                                               $      27,135    $     (18,837)    $      (2,044)   $       (5,114)
                                                            =============    =============    ==============    ==============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                 WANGER
                                                                            WANGER FOREIGN    INTERNATIONAL
                                                             TECHNOLOGY          FORTY          SMALL CAP       WANGER TWENTY
                                                            SUBACCOUNT(6)    SUBACCOUNT(1)    SUBACCOUNT(3)     SUBACCOUNT(11)
                                                            -------------    -------------    --------------    --------------
Investment income
   Distributions                                            $         -      $         -      $          -      $          -
Expenses
   Mortality, expense risk and administrative charges                  56              107               572               318
                                                            -------------    -------------    --------------    --------------
Net investment income (loss)                                          (56)            (107)             (572)             (318)
                                                            -------------    -------------    --------------    --------------
Net realized gain (loss) from share transactions                      (24)              (5)            7,549               (84)
Net realized gain distribution from Fund                              -                -                 -                 -
Net unrealized appreciation (depreciation) on investment           (1,675)          (1,118)           (3,149)             (149)
                                                            -------------    -------------    --------------    --------------
Net gain (loss) on investment                                      (1,699)          (1,123)            4,400              (233)
Net increase (decrease) in net assets resulting from
   operations                                               $      (1,755)   $      (1,230)    $       3,828    $         (551)
                                                            =============    =============    ==============    ==============

                                                             WANGER U.S.
                                                              SMALLER
                                                             COMPANIES
                                                            SUBACCOUNT(1)
                                                            -------------
Investment income
   Distributions                                            $         -
Expenses
   Mortality, expense risk and administrative charges               1,370
                                                            -------------
Net investment income (loss)                                       (1,370)
                                                            -------------
Net realized gain (loss) from share transactions                    1,138
Net realized gain distribution from Fund                              -
Net unrealized appreciation (depreciation) on investment          (11,555)
                                                            -------------
Net gain (loss) on investment                                     (10,417)
Net increase (decrease) in net assets resulting from
   operations                                               $     (11,787)
                                                            =============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1) From inception February 14, 2002 to December 31, 2002.      (11) From inception April 1, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.      (12) From inception April 5, 2002 to December 31, 2002.
(3) From inception February 25, 2002 to December 31, 2002.      (13) From inception April 15, 2002 to December 31, 2002.
(4) From inception March 1, 2002 to December 31, 2002.          (14) From inception May 1, 2002 to December 31, 2002.
(5) From inception March 11, 2002 to December 31, 2002.         (15) From inception June 3, 2002 to December 31, 2002.
(6) From inception March 14, 2002 to December 31, 2002.         (16) From inception July 9, 2002 to December 31, 2002.
(7) From inception March 15, 2002 to December 31, 2002.         (17) From inception September 3, 2002 to December 31, 2002.
(8) From inception March 20, 2002 to December 31, 2002.         (18) From inception October 1, 2002 to December 31, 2002.
(9) From inception March 22, 2002 to December 31, 2002.         (19) From inception October 14, 2002 to December 31, 2002.
(10) From inception March 25, 2002 to December 31, 2002.        (20) From inception November 1, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                          PHOENIX-            PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN          ABERDEEN NEW        PHOENIX-AIM          BERNSTEIN
                                                        INTERNATIONAL           ASIA           MID-CAP EQUITY      GROWTH + VALUE
                                                        SUBACCOUNT(5)       SUBACCOUNT(6)      SUBACCOUNT(11)       SUBACCOUNT(11)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           (264)   $            601    $           (651)   $             (72)
   Net realized gain (loss)                                     32,282              (1,456)                 32                   (5)
   Net unrealized appreciation (depreciation)                   (6,352)             (4,477)             (6,270)              (3,927)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            25,666              (5,332)             (6,889)              (4,004)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         31,871              23,731              23,861                  -
   Participant transfers                                       (27,135)             22,012              70,216               67,701
   Participant withdrawals                                      19,377               1,372                  (4)                 -
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             24,113              47,115              94,073               67,701
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        49,779              41,783              87,184               63,697
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         49,779    $         41,783    $         87,184    $          63,697
                                                      ================    ================    ================    =================

                                                                             PHOENIX-
                                                                             DEUTSCHE         PHOENIX-DUFF &          PHOENIX-
                                                         PHOENIX-           NASDAQ-100         PHELPS REAL            ENGEMANN
                                                      DEUTSCHE DOW 30        INDEX(R)        ESTATE SECURITIES     CAPITAL GROWTH
                                                       SUBACCOUNT(11)      SUBACCOUNT(6)       SUBACCOUNT(8)        SUBACCOUNT(1)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            284    $           (466)   $          1,292    $          (1,160)
   Net realized gain (loss)                                      1,587                 548                 315                  (26)
   Net unrealized appreciation (depreciation)                   (5,301)             (1,598)               (825)             (21,485)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (3,430)             (1,516)                782              (22,671)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         10,106               7,167              36,066               94,403
   Participant transfers                                        62,810              89,692              89,939               24,864
   Participant withdrawals                                         (16)               (684)             (1,672)                (853)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             72,900              96,175             124,333              118,414
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        69,470              94,659             125,115               95,743
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         69,470    $         94,659    $        125,115    $          95,743
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                          PHOENIX-                                PHOENIX-
                                                       ENGEMANN SMALL         PHOENIX-         GOODWIN MULTI-
                                                         & MID-CAP         GOODWIN MONEY        SECTOR FIXED      PHOENIX-HOLLISTER
                                                           GROWTH             MARKET              INCOME            VALUE EQUITY
                                                       SUBACCOUNT(5)       SUBACCOUNT(2)       SUBACCOUNT(14)       SUBACCOUNT(4)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           (346)   $         (2,792)   $          2,950    $             124
   Net realized gain (loss)                                        (16)                -                 5,877                 (434)
   Net unrealized appreciation (depreciation)                   (6,867)                -                 3,774              (17,582)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (7,229)             (2,792)             12,601              (17,892)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         32,999           1,860,254              35,374               32,742
   Participant transfers                                        13,279            (261,240)            119,723              127,896
   Participant withdrawals                                        (538)             (7,550)             (1,844)              (1,198)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             45,740           1,591,464             153,253              159,440
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        38,511           1,588,672             165,854              141,548
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         38,511    $      1,588,672    $        165,854    $         141,548
                                                      ================    ================    ================    =================

                                                       PHOENIX-J.P.
                                                          MORGAN
                                                         RESEARCH          PHOENIX-JANUS       PHOENIX-JANUS        PHOENIX-KAYNE
                                                      ENHANCED INDEX      FLEXIBLE INCOME         GROWTH           LARGE-CAP CORE
                                                       SUBACCOUNT(4)       SUBACCOUNT(1)       SUBACCOUNT(9)       SUBACCOUNT(20)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (45)   $          3,457    $           (553)   $              (3)
   Net realized gain (loss)                                       (353)                821                 502                  -
   Net unrealized appreciation (depreciation)                   (2,435)              4,815              (7,921)                (671)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (2,833)              9,093              (7,972)                (674)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          4,643              38,071               7,268                  -
   Participant transfers                                        41,637             199,789              69,578               12,349
   Participant withdrawals                                          (2)             (3,067)             (1,107)                 -
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             46,278             234,793              75,739               12,349
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        43,445             243,886              67,767               11,675
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         43,445    $        243,886    $         67,767    $          11,675
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                       PHOENIX-KAYNE       PHOENIX-LAZARD
                                                         SMALL-CAP         INTERNATIONAL       PHOENIX-LAZARD      PHOENIX-LAZARD
                                                       QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                       SUBACCOUNT(20)      SUBACCOUNT(18)      SUBACCOUNT(19)      SUBACCOUNT(20)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $             18    $            (16)   $             (9)   $               4
   Net realized gain (loss)                                         13                 906                 (56)                 -
   Net unrealized appreciation (depreciation)                      (78)                 13                (216)                (269)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations               (47)                903                (281)                (265)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          3,250                 -                 2,235                  -
   Participant transfers                                            86               3,326               5,539               12,349
   Participant withdrawals                                         (14)               (898)             (1,023)                 -
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
        from participant transactions                            3,322               2,428               6,751               12,349
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                         3,275               3,331               6,470               12,084
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $          3,275    $          3,331    $          6,470    $          12,084
                                                      ================    ================    ================    =================

                                                        PHOENIX-LORD       PHOENIX-LORD         PHOENIX-LORD         PHOENIX-MFS
                                                        ABBETT BOND-      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                                         DEBENTURE             VALUE               VALUE                STOCK
                                                       SUBACCOUNT(18)      SUBACCOUNT(18)      SUBACCOUNT(18)       SUBACCOUNT(7)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            368    $             (7)   $             22    $            (362)
   Net realized gain (loss)                                         40                 535                 (84)                 377
   Net unrealized appreciation (depreciation)                      348                (971)               (148)              (5,580)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations               756                (443)               (210)              (5,565)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         25,088              35,286              11,160                5,691
   Participant transfers                                           -                 8,156              17,606               52,972
   Participant withdrawals                                         -                  (557)                 32                 (628)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             25,088              42,885              28,798               58,035
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        25,844              42,442              28,588               52,470
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         25,844    $         42,442    $         28,588    $          52,470
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                  PHOENIX-            OAKHURST
                                                        PHOENIX-MFS         PHOENIX-MFS       OAKHURST GROWTH        STRATEGIC
                                                      INVESTORS TRUST          VALUE             AND INCOME          ALLOCATION
                                                       SUBACCOUNT(11)      SUBACCOUNT(7)       SUBACCOUNT(1)       SUBACCOUNT(12)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $              4    $            310    $           (181)   $           2,733
   Net realized gain (loss)                                          4                 (38)                737                 (100)
   Net unrealized appreciation (depreciation)                   (1,237)             (6,215)            (20,070)             (17,956)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (1,229)             (5,943)            (19,514)             (15,323)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            -                21,509              56,968               52,383
   Participant transfers                                        19,316              97,813             135,900              338,347
   Participant withdrawals                                         -                   (50)               (592)              (2,212)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             19,316             119,272             192,276              388,518
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        18,087             113,329             172,762              373,195
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         18,087    $        113,329    $        172,762    $         373,195
                                                      ================    ================    ================    =================

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                      BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-     PHOENIX-SENECA
                                                           VALUE             CAP VALUE          CAP VALUE          MID-CAP GROWTH
                                                       SUBACCOUNT(15)      SUBACCOUNT(1)       SUBACCOUNT(1)        SUBACCOUNT(1)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            124    $           (123)   $         (1,211)   $            (499)
   Net realized gain (loss)                                         (1)             27,416              19,373                  (85)
   Net unrealized appreciation (depreciation)                     (369)            (52,330)            (59,329)             (13,903)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations              (246)            (25,037)            (41,167)             (14,487)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          5,000             156,105             375,161               30,503
   Participant transfers                                        14,360             231,316             108,770               58,549
   Participant withdrawals                                         -                (2,043)             (2,285)                (588)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             19,360             385,378             481,646               88,464
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        19,114             360,341             440,479               73,977
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         19,114    $        360,341    $        440,479    $          73,977
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                           PHOENIX-STATE
                                                                          STREET RESEARCH       PHOENIX-VAN
                                                       PHOENIX-SENECA        SMALL-CAP          KAMPEN FOCUS      AIM V.I. CAPITAL
                                                      STRATEGIC THEME         GROWTH               EQUITY           APPRECIATION
                                                       SUBACCOUNT(16)      SUBACCOUNT(18)      SUBACCOUNT(17)       SUBACCOUNT(4)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (12)   $            (11)   $            (28)   $            (109)
   Net realized gain (loss)                                        -                    62                 -                   (485)
   Net unrealized appreciation (depreciation)                     (627)               (194)               (215)              (1,074)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations              (639)               (143)               (243)              (1,668)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            490                 -                   -                  1,372
   Participant transfers                                         6,000               3,533               8,109               19,173
   Participant withdrawals                                          (2)                (60)                -                   (247)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              6,488               3,473               8,109               20,298
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                         5,849               3,330               7,866               18,630
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $          5,849    $          3,330    $          7,866    $          18,630
                                                      ================    ================    ================    =================

                                                                                              FEDERATED FUND
                                                                          ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                                      AIM V.I. PREMIER       LEVERAGED          GOVERNMENT           INCOME BOND
                                                           EQUITY              ALLCAP          SECURITIES II           FUND II
                                                       SUBACCOUNT(10)      SUBACCOUNT(11)      SUBACCOUNT(1)        SUBACCOUNT(6)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           (108)   $           (537)   $         (3,372)   $            (394)
   Net realized gain (loss)                                         (5)                (36)                707                   13
   Net unrealized appreciation (depreciation)                   (4,789)            (14,734)             23,693                2,788
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (4,902)            (15,307)             21,028                2,407
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         17,285              52,384             148,501                8,131
   Participant transfers                                        32,850              47,260           1,101,059              150,375
   Participant withdrawals                                        (110)             (1,157)             (5,035)                (324)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             50,025              98,487           1,244,525              158,182
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        45,123              83,180           1,265,553              160,589
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         45,123    $         83,180    $      1,265,553    $         160,589
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             VIP GROWTH                            MUTUAL SHARES
                                                      VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                       SUBACCOUNT(14)      SUBACCOUNT(4)       SUBACCOUNT(1)       SUBACCOUNT(13)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $        (1,000)   $           (131)   $           (637)   $            (861)
   Net realized gain (loss)                                        414                (587)                192                  253
   Net unrealized appreciation (depreciation)                   (6,549)             (1,347)            (15,238)              (4,800)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (7,135)             (2,065)            (15,683)              (5,408)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        255,318               3,856              53,798              290,338
   Participant transfers                                        62,164              21,358              22,679               73,405
   Participant withdrawals                                      (1,935)               (112)             (1,182)              (3,087)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            315,547              25,102              75,295              360,656
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                       308,412              23,037              59,612              355,248
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                       $       308,412    $         23,037    $         59,612    $         355,248
                                                      ================    ================    ================    =================

                                                         TEMPLETON            TEMPLETON        SCUDDER VIT
                                                          FOREIGN              GROWTH         EAFE(R) EQUITY        SCUDDER VIT
                                                        SECURITIES           SECURITIES           INDEX           EQUITY 500 INDEX
                                                       SUBACCOUNT(3)       SUBACCOUNT(13)      SUBACCOUNT(1)        SUBACCOUNT(4)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $          3,256    $           (900)   $            135    $           2,038
   Net realized gain (loss)                                     30,832                 270                  (6)               1,037
   Net unrealized appreciation (depreciation)                   (6,953)            (18,207)             (2,173)              (8,189)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            27,135             (18,837)             (2,044)              (5,114)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         20,929             327,627               2,400              175,269
   Participant transfers                                        51,511              44,141              16,517              112,706
   Participant withdrawals                                         (43)             (6,137)               (212)              (1,916)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             72,397             365,631              18,705              286,059
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                        99,532             346,794              16,661              280,945
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $         99,532    $        346,794    $         16,661    $         280,945
                                                      ================    ================    ================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                  WANGER
                                                                           WANGER FOREIGN      INTERNATIONAL
                                                         TECHNOLOGY            FORTY             SMALL CAP          WANGER TWENTY
                                                        SUBACCOUNT(6)       SUBACCOUNT(1)       SUBACCOUNT(3)       SUBACCOUNT(11)
                                                      ----------------    ----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $            (56)   $           (107)   $           (572)   $            (318)
   Net realized gain (loss)                                        (24)                 (5)              7,549                  (84)
   Net unrealized appreciation (depreciation)                   (1,675)             (1,118)             (3,149)                (149)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) resulting from operations            (1,755)             (1,230)              3,828                 (551)
                                                      ----------------    ----------------    ----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          5,222               7,164              71,232               23,081
   Participant transfers                                         2,533               6,750              40,519               44,462
   Participant withdrawals                                          22                (318)                 (6)              (3,033)
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                              7,777              13,596             111,745               64,510
                                                      ----------------    ----------------    ----------------    -----------------
   Net increase (decrease) in net assets                         6,022              12,366             115,573               63,959
NET ASSETS
   Beginning of period                                             -                   -                   -                    -
                                                      ----------------    ----------------    ----------------    -----------------
   End of period                                      $          6,022    $         12,366    $        115,573    $          63,959
                                                      ================    ================    ================    =================

                                                        WANGER U.S.
                                                          SMALLER
                                                         COMPANIES
                                                       SUBACCOUNT(1)
                                                      ----------------
FROM OPERATIONS
   Net investment income (loss)                       $         (1,370)
   Net realized gain (loss)                                      1,138
   Net unrealized appreciation (depreciation)                  (11,555)
                                                      ----------------
   Net increase (decrease) resulting from operations           (11,787)
                                                      ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         48,422
   Participant transfers                                       174,926
   Participant withdrawals                                       1,347
                                                      ----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            224,695
                                                      ----------------
   Net increase (decrease) in net assets                       212,908
NET ASSETS
   Beginning of period                                             -
                                                      ----------------
   End of period                                      $        212,908
                                                      ================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception February 14, 2002 to December 31, 2002.             (11) From inception April 1, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.             (12) From inception April 5, 2002 to December 31, 2002.
(3) From inception February 25, 2002 to December 31, 2002.             (13) From inception April 15, 2002 to December 31, 2002.
(4) From inception March 1, 2002 to December 31, 2002.                 (14) From inception May 1, 2002 to December 31, 2002.
(5) From inception March 11, 2002 to December 31, 2002.                (15) From inception June 3, 2002 to December 31, 2002.
(6) From inception March 14, 2002 to December 31, 2002.                (16) From inception July 9, 2002 to December 31, 2002.
(7) From inception March 15, 2002 to December 31, 2002.                (17) From inception September 3, 2002 to December 31, 2002.
(8) From inception March 20, 2002 to December 31, 2002.                (18) From inception October 1, 2002 to December 31, 2002.
(9) From inception March 22, 2002 to December 31, 2002.                (19) From inception October 14, 2002 to December 31, 2002.
(10) From inception March 25, 2002 to December 31, 2002.               (20) From inception November 1, 2002 to December 31, 2002.

                       See Notes to Financial Statements

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                SERIES NAME                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                              Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                 Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                    Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            Capital appreciation and income with approximately equal emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------------------
                                                               High total return by investing in a broadly diversified portfolio of
Phoenix-J.P. Morgan Research Enhanced Index Series             equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                           Maximum total return consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                    Long-term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                            Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      High current income and long-term capital appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     Capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                      Long-term growth of capital and future income rather than current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                             Long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                       Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                      Dividend growth, current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                  Long-term capital growth through investment in equity securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                SERIES NAME                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series               capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series          Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                         Capital appreciation by investing primarily in equity securities.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   Long-term growth of capital with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               Current income.
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             High current income.
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  Capital appreciation with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         High total return.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                          of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                              of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                               U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                           securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

  B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

  C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

  D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

  E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                     SALES
----------                                                                  ---------                     -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                                  $    4,199,000              $    4,174,900
   Phoenix-Aberdeen New Asia Series                                               80,929                      33,154
   Phoenix-AIM Mid-Cap Equity Series                                              94,225                         636
   Phoenix-Alliance/Bernstein Growth + Value Series                               68,082                         362
   Phoenix-Deutsche Dow 30 Series                                                171,352                      98,012
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                   113,332                      17,482
   Phoenix-Duff & Phelps Real Estate Securities Series                           194,058                      67,552
   Phoenix-Engemann Capital Growth Series                                        119,754                       2,380
   Phoenix-Engemann Small & Mid-Cap Growth Series                                 46,292                         848
   Phoenix-Goodwin Money Market Series                                        10,868,175                   9,277,356
   Phoenix-Goodwin Multi-Sector Fixed Income Series                              699,499                     542,925
   Phoenix-Hollister Value Equity Series                                         175,609                      15,849
   Phoenix-J.P. Morgan Research Enhanced Index Series                             56,897                      10,601
   Phoenix-Janus Flexible Income Series                                          249,173                       9,771
   Phoenix-Janus Growth Series                                                    95,665                      20,382
   Phoenix-Kayne Large-Cap Core Series                                            12,378                          16
   Phoenix-Kayne Small-Cap Quality Value Series                                    3,358                           -
   Phoenix-Lazard International Equity Select Series                              48,810                      46,385
   Phoenix-Lazard Small-Cap Value Series                                          11,327                       4,575
   Phoenix-Lazard U.S. Multi-Cap Series                                           12,386                          16
   Phoenix-Lord Abbett Bond-Debenture Series                                      25,588                          55
   Phoenix-Lord Abbett Large-Cap Value Series                                     73,128                      30,184
   Phoenix-Lord Abbett Mid-Cap Value Series                                       37,819                       8,957
   Phoenix-MFS Investors Growth Stock Series                                      83,807                      26,059
   Phoenix-MFS Investors Trust Series                                             19,438                          88
   Phoenix-MFS Value Series                                                      130,255                      10,489
   Phoenix-Oakhurst Growth and Income Series                                     230,330                      37,990
   Phoenix-Oakhurst Strategic Allocation Series                                  405,689                      13,887
   Phoenix-Sanford Bernstein Global Value Series                                  19,546                          34
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                627,708                     214,702
   Phoenix-Sanford Bernstein Small-Cap Value Series                              705,428                     204,142
   Phoenix-Seneca Mid-Cap Growth Series                                           93,076                       5,011
   Phoenix-Seneca Strategic Theme Series                                           6,489                           5
   Phoenix-State Street Research Small-Cap Growth Series                          13,347                       9,879
   Phoenix-Van Kampen Focus Equity Series                                          8,118                          25

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                     SALES
----------                                                                  ---------                     -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                     $       44,060              $       23,842
   AIM V.I. Premier Equity Fund                                                   50,256                         278

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                     100,193                       2,131

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                            1,959,054                     716,131
   Federated High Income Bond Fund II                                            188,685                      30,654

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                   365,280                      50,390
   VIP Growth Opportunities Portfolio                                             33,106                       8,102
   VIP Growth Portfolio(1)                                                        90,179                      15,443

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                 373,873                      13,435
   Templeton Foreign Securities Fund                                           4,198,824                   4,122,987
   Templeton Growth Securities Fund                                              378,005                      12,671

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                          19,492                         349
   Scudder VIT Equity 500 Index Fund                                             386,634                      94,914

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                           11,819                       4,091

Wanger Advisors Trust
   Wanger Foreign Forty                                                           13,959                         452
   Wanger International Small Cap                                              3,040,135                   2,928,772
   Wanger Twenty                                                                  68,879                       4,595
   Wanger U.S. Smaller Companies                                                 489,433                     265,796

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(5)
   Units                                                                             29,031
   Unit Value, end of period                                                      $1.714738
   Net assets, end of period (thousands)                                          $      50
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (0.56%)(21)
   Total return                                                                      (17.99%)

   PHOENIX-ABERDEEN NEW ASIA SERIES(6)
   Units                                                                             19,328
   Unit Value, end of period                                                      $2.161737
   Net assets, end of period (thousands)                                          $      42
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                  2.76%(21)
   Total return                                                                       (7.57%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(11)
   Units                                                                             47,685
   Unit Value, end of period                                                      $1.828343
   Net assets, end of period (thousands)                                          $      87
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.64%)(21)
   Total return                                                                      (16.79%)

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(11)
   Units                                                                             42,345
   Unit Value, end of period                                                      $1.504204
   Net assets, end of period (thousands)                                          $      64
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (0.31%)(21)
   Total return                                                                      (23.42%)

   PHOENIX-DEUTSCHE DOW 30 SERIES(11)
   Units                                                                             40,764
   Unit Value, end of period                                                      $1.704252
   Net assets, end of period (thousands)                                          $      69
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                  0.97%(21)
   Total return                                                                      (19.52%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(6)
Units                                                                             76,656
Unit Value, end of period                                                      $1.234848
Net assets, end of period (thousands)                                          $      95
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.64%)(21)
Total return                                                                       (34.23%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
Units                                                                             55,520
Unit Value, end of period                                                      $2.253516
Net assets, end of period (thousands)                                          $     125
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  3.03%(21)
Total return                                                                        3.58%

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
Units                                                                             64,142
Unit Value, end of period                                                      $1.492679
Net assets, end of period (thousands)                                          $      96
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.62%)(21)
Total return                                                                      (23.13%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(5)
Units                                                                             26,099
Unit Value, end of period                                                      $1.475597
Net assets, end of period (thousands)                                          $      39
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.61%)(21)
Total return                                                                      (27.08%)

PHOENIX-GOODWIN MONEY MARKET SERIES(2)
Units                                                                            796,274
Unit Value, end of period                                                      $1.995133
Net assets, end of period (thousands)                                          $   1,589
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.32%)(21)
Total return                                                                       (0.24%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(14)
Units                                                                             76,848
Unit Value, end of period                                                      $2.158202
Net assets, end of period (thousands)                                          $     166
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  2.94%(21)
Total return                                                                        6.30%

PHOENIX-HOLLISTER VALUE EQUITY SERIES(4)
Units                                                                             89,464
Unit Value, end of period                                                      $1.582186
Net assets, end of period (thousands)                                          $     142
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  0.21%(21)
Total return                                                                      (21.23%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(4)
Units                                                                             28,501
Unit Value, end of period                                                      $1.524319
Net assets, end of period (thousands)                                          $      43
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.27%)(21)
Total return                                                                      (23.59%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES(1)
Units                                                                            113,696
Unit Value, end of period                                                      $2.145088
Net assets, end of period (thousands)                                          $     244
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  4.29%(21)
Total return                                                                        7.95%

PHOENIX-JANUS GROWTH SERIES(9)
Units                                                                             47,422
Unit Value, end of period                                                      $1.429027
Net assets, end of period (thousands)                                          $      68
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.63%)(21)
Total return                                                                      (28.26%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-KAYNE LARGE-CAP CORE SERIES(20)
Units                                                                              6,085
Unit Value, end of period                                                      $1.918586
Net assets, end of period (thousands)                                          $      12
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.20%)(21)
Total return                                                                       (4.90%)

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(20)
Units                                                                              1,632
Unit Value, end of period                                                      $2.007166
Net assets, end of period (thousands)                                          $       3
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  6.20%(21)
Total return                                                                        1.35%

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(18)
Units                                                                              1,750
Unit Value, end of period                                                      $1.903267
Net assets, end of period (thousands)                                          $       3
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.64%)(21)
Total return                                                                        5.48%

PHOENIX-LAZARD SMALL-CAP VALUE SERIES(19)
Units                                                                              3,326
Unit Value, end of period                                                      $1.945093
Net assets, end of period (thousands)                                          $       6
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.01%)(21)
Total return                                                                        8.44%

PHOENIX-LAZARD U.S. MULTI-CAP SERIES(20)
Units                                                                              6,051
Unit Value, end of period                                                      $1.997180
Net assets, end of period (thousands)                                          $      12
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  0.27%(21)
Total return                                                                       (0.52%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(18)
Units                                                                             12,227
Unit Value, end of period                                                      $2.113668
Net assets, end of period (thousands)                                          $      26
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  8.79%(21)
Total return                                                                        5.13%

PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(18)
Units                                                                             21,522
Unit Value, end of period                                                      $1.972097
Net assets, end of period (thousands)                                          $      42
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.13%)(21)
Total return                                                                        5.97%

PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(18)
Units                                                                             14,381
Unit Value, end of period                                                      $1.987970
Net assets, end of period (thousands)                                          $      29
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  0.61%(21)
Total return                                                                        3.34%

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(7)
Units                                                                             36,125
Unit Value, end of period                                                      $1.452451
Net assets, end of period (thousands)                                          $      52
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.62%)(21)
Total return                                                                      (27.39%)

PHOENIX-MFS INVESTORS TRUST SERIES(11)
Units                                                                             11,449
Unit Value, end of period                                                      $1.579780
Net assets, end of period (thousands)                                          $      18
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  0.10%(21)
Total return                                                                      (21.94%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-MFS VALUE SERIES(7)
Units                                                                             65,237
Unit Value, end of period                                                      $1.737169
Net assets, end of period (thousands)                                          $     113
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  0.85%(21)
Total return                                                                       (18.7%)

PHOENIX-OAKHURST GROWTH AND INCOME SERIES(1)
Units                                                                            111,485
Unit Value, end of period                                                      $1.549637
Net assets, end of period (thousands)                                          $     173
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.21%)(21)
Total return                                                                      (21.66%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(12)
Units                                                                            211,994
Unit Value, end of period                                                      $1.760403
Net assets, end of period (thousands)                                          $     373
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  1.68%(21)
Total return                                                                      (11.18%)

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(15)
Units                                                                             11,149
Unit Value, end of period                                                      $1.714416
Net assets, end of period (thousands)                                          $      19
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                  4.04%(21)
Total return                                                                      (15.32%)

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
Units                                                                            188,315
Unit Value, end of period                                                      $1.913504
Net assets, end of period (thousands)                                          $     360
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.08%)(21)
Total return                                                                      (12.03%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                            PERIOD ENDED
                                                                            DECEMBER 31,
                                                                            ------------
                                                                                2002
                                                                            ------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
Units                                                                            229,987
Unit Value, end of period                                                      $1.915233
Net assets, end of period (thousands)                                          $     440
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (0.61%)(21)
Total return                                                                      (11.06%)

PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
Units                                                                             54,540
Unit Value, end of period                                                      $1.356396
Net assets, end of period (thousands)                                          $      74
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.62%)(21)
Total return                                                                      (31.89%)

PHOENIX-SENECA STRATEGIC THEME SERIES(16)
Units                                                                              4,448
Unit Value, end of period                                                      $1.314767
Net assets, end of period (thousands)                                          $       6
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.55%)(21)
Total return                                                                      (12.17%)

PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(18)
Units                                                                              1,661
Unit Value, end of period                                                      $2.004023
Net assets, end of period (thousands)                                          $       3
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.65%)(21)
Total return                                                                       (2.07%)

PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(17)
Units                                                                              5,662
Unit Value, end of period                                                      $1.389321
Net assets, end of period (thousands)                                          $       8
Mortality and Expense fees as a % of average net assets                             1.65%(21)
Net investment income as a % of average net assets                                 (1.66%)(21)
Total return                                                                       (0.92%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(4)
   Units                                                                             12,192
   Unit Value, end of period                                                      $1.528006
   Net assets, end of period (thousands)                                          $      19
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.61%)(21)
   Total return                                                                      (22.92%)

   AIM V.I. PREMIER EQUITY FUND(10)
   Units                                                                             32,316
   Unit Value, end of period                                                      $1.396276
   Net assets, end of period (thousands)                                          $      45
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (0.61%)(21)
   Total return                                                                      (27.68%)

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(11)
   Units                                                                             62,384
   Unit Value, end of period                                                      $1.333355
   Net assets, end of period (thousands)                                          $      83
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.61%)(21)
   Total return                                                                      (31.63%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
   Units                                                                            595,416
   Unit Value, end of period                                                      $2.125494
   Net assets, end of period (thousands)                                          $   1,266
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.07%)(21)
   Total return                                                                        6.17%

   FEDERATED HIGH INCOME BOND FUND II(6)
   Units                                                                             80,940
   Unit Value, end of period                                                      $1.984057
   Net assets, end of period (thousands)                                          $     161
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (0.66%)(21)
   Total return                                                                       (2.36%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(14)
   Units                                                                            168,751
   Unit Value, end of period                                                      $1.827606
   Net assets, end of period (thousands)                                          $     308
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.65%)(21)
   Total return                                                                      (13.73%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(4)
   Units                                                                             14,760
   Unit Value, end of period                                                      $1.560762
   Net assets, end of period (thousands)                                          $      23
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.62%)(21)
   Total return                                                                      (21.51%)

   VIP GROWTH PORTFOLIO(1)
   Units                                                                             42,890
   Unit Value, end of period                                                      $1.389875
   Net assets, end of period (thousands)                                          $      60
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.61%)(21)
   Total return                                                                      (28.94%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   MUTUAL SHARES SECURITIES FUND(13)
   Units                                                                            198,918
   Unit Value, end of period                                                      $1.785902
   Net assets, end of period (thousands)                                          $     355
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.50%)(21)
   Total return                                                                      (15.15%)

   TEMPLETON FOREIGN SECURITIES FUND(3)
   Units                                                                             60,943
   Unit Value, end of period                                                      $1.633203
   Net assets, end of period (thousands)                                          $     100
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                  7.15%(21)
   Total return                                                                      (21.44%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   TEMPLETON GROWTH SECURITIES FUND(13)
   Units                                                                            212,447
   Unit Value, end of period                                                      $1.632377
   Net assets, end of period (thousands)                                          $     347
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.35%)(21)
   Total return                                                                      (20.89%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
   Units                                                                             10,663
   Unit Value, end of period                                                      $1.562528
   Net assets, end of period (thousands)                                          $      17
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                  1.78%(21)
   Total return                                                                      (18.76%)

   SCUDDER VIT EQUITY 500 INDEX FUND(4)
   Units                                                                            181,047
   Unit Value, end of period                                                      $1.551778
   Net assets, end of period (thousands)                                          $     281
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                  2.42%(21)
   Total return                                                                      (22.42%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(6)
   Units                                                                              5,970
   Unit Value, end of period                                                      $1.008725
   Net assets, end of period (thousands)                                          $       6
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.58%)(21)
   Total return                                                                      (43.58%)

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY(1)
   Units                                                                              7,169
   Unit Value, end of period                                                      $1.724796
   Net assets, end of period (thousands)                                          $      12
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.65%)(21)
   Total return                                                                      (13.16%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   WANGER INTERNATIONAL SMALL CAP(3)
   Units                                                                             66,989
   Unit Value, end of period                                                      $1.725239
   Net assets, end of period (thousands)                                          $     116
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.64%)(21)
   Total return                                                                      (17.50%)

   WANGER TWENTY(11)
   Units                                                                             33,453
   Unit Value, end of period                                                      $1.911911
   Net assets, end of period (thousands)                                          $      64
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.65%)(21)
   Total return                                                                       (7.44%)

   WANGER U.S. SMALLER COMPANIES(1)
   Units                                                                            122,317
   Unit Value, end of period                                                      $1.740631
   Net assets, end of period (thousands)                                          $     213
   Mortality and Expense fees as a % of average net assets                             1.65%(21)
   Net investment income as a % of average net assets                                 (1.65%)(21)
   Total return                                                                      (15.39%)

(1) From inception February 14, 2002 to December 31, 2002.
(2) From inception February 19, 2002 to December 31, 2002.
(3) From inception February 25, 2002 to December 31, 2002.
(4) From inception March 1, 2002 to December 31, 2002.
(5) From inception March 11, 2002 to December 31, 2002.
(6) From inception March 14, 2002 to December 31, 2002.
(7) From inception March 15, 2002 to December 31, 2002.
(8) From inception March 20, 2002 to December 31, 2002.
(9) From inception March 22, 2002 to December 31, 2002.
(10) From inception March 25, 2002 to December 31, 2002.
(11) From inception April 1, 2002 to December 31, 2002.
(12) From inception April 5, 2002 to December 31, 2002.
(13) From inception April 15, 2002 to December 31, 2002.
(14) From inception May 1, 2002 to December 31, 2002.
(15) From inception June 3, 2002 to December 31, 2002.
(16) From inception July 9, 2002 to December 31, 2002.
(17) From inception September 3, 2002 to December 31, 2002.
(18) From inception October 1, 2002 to December 31, 2002.
(19) From inception October 14, 2002 to December 31, 2002.
(20) From inception November 1, 2002 to December 31, 2002.
(21) Annualized.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                 PHOENIX-
                                                 ABERDEEN             PHOENIX-         PHOENIX-AIM MID-    PHOENIX-ALLIANCE/
                                              INTERNATIONAL         ABERDEEN NEW         CAP EQUITY        BERNSTEIN GROWTH
                                                  SERIES             ASIA SERIES           SERIES           + VALUE SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   15,691                9,905               10,950                    -
Participant transfers                                   2,599                9,064               36,736               42,345
Participant withdrawals                                10,741                  359                   (1)                   -
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       29,031               19,328               47,685               42,345
                                            ================================================================================

                                                                                       PHOENIX-DUFF &          PHOENIX-
                                                PHOENIX-         PHOENIX-DEUTSCHE       PHELPS REAL            ENGEMANN
                                             DEUTSCHE DOW 30        NASDAQ 100        ESTATE SECURITIES     CAPITAL GROWTH
                                                 SERIES           INDEX(R) SERIES          SERIES               SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   25,418                4,662               16,429               48,712
Participant transfers                                  35,781               72,569               39,846               15,993
Participant withdrawals                               (20,435)                (575)                (755)                (563)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       40,764               76,656               55,520               64,142
                                            ================================================================================

                                                 PHOENIX-                                  PHOENIX-
                                              ENGEMANN SMALL           PHOENIX-         GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                & MID-CAP           GOODWIN MONEY        SECTOR FIXED        VALUE EQUITY
                                              GROWTH SERIES         MARKET SERIES       INCOME SERIES            SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   17,586              930,810               17,189               16,292
Participant transfers                                   8,875             (130,754)              60,539               73,867
Participant withdrawals                                  (362)              (3,782)                (880)                (695)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       26,099              796,274               76,848               89,464
                                            ================================================================================

                                              PHOENIX-J.P.
                                            MORGAN RESEARCH        PHOENIX-JANUS                             PHOENIX-KAYNE
                                             ENHANCED INDEX       FLEXIBLE INCOME       PHOENIX-JANUS       LARGE-CAP CORE
                                                 SERIES               SERIES            GROWTH SERIES           SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    2,989               19,253                4,152                    -
Participant transfers                                  25,510               96,063               43,974                6,085
Participant withdrawals                                     2               (1,620)                (704)                   -
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       28,501              113,696               47,422                6,085
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                              PHOENIX-KAYNE        PHOENIX-LAZARD
                                                SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                              QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                 SERIES               SERIES               SERIES               SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    1,596                    -                  647                    -
Participant transfers                                      42                2,227                2,670                6,051
Participant withdrawals                                    (6)                (477)                   9                    -
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                        1,632                1,750                3,326                6,051
                                            ================================================================================

                                              PHOENIX-LORD        PHOENIX-LORD
                                               ABBETT BOND-      ABBETT LARGE-CAP       PHOENIX-LORD          PHOENIX-MFS
                                                DEBENTURE              VALUE           ABBETT MID-CAP       INVESTORS GROWTH
                                                  SERIES              SERIES            VALUE SERIES          STOCK SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                        -               17,785                5,549                4,622
Participant transfers                                  12,227                4,016                8,815               33,442
Participant withdrawals                                     -                 (279)                  17               (1,939)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       12,227               21,522               14,381               36,125
                                            ================================================================================

                                                                                                               PHOENIX-
                                                                                          PHOENIX-             OAKHURST
                                              PHOENIX-MFS                              OAKHURST GROWTH        STRATEGIC
                                            INVESTORS TRUST         PHOENIX-MFS          AND INCOME           ALLOCATION
                                                 SERIES            VALUE SERIES            SERIES               SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                        -               13,436               28,864               30,169
Participant transfers                                  11,449               54,664               83,014              185,158
Participant withdrawals                                     -               (2,863)                (393)              (3,333)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       11,449               65,237              111,485              211,994
                                            ================================================================================

                                                                  PHOENIX-SANFORD     PHOENIX-SANFORD
                                             PHOENIX-SANFORD       BERNSTEIN MID-     BERNSTEIN SMALL-      PHOENIX-SENECA
                                            BERNSTEIN GLOBAL         CAP VALUE           CAP VALUE          MID-CAP GROWTH
                                              VALUE SERIES             SERIES              SERIES                SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    2,990               69,902              173,288               16,005
Participant transfers                                   8,159              119,444               57,925               38,942
Participant withdrawals                                     -               (1,031)              (1,226)                (407)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       11,149              188,315              229,987               54,540
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                                   PHOENIX-STATE
                                              PHOENIX-SENECA      STREET RESEARCH        PHOENIX-VAN        AIM V.I. CAPITAL
                                             STRATEGIC THEME         SMALL-CAP           KAMPEN FOCUS         APPRECIATION
                                                 SERIES            GROWTH SERIES        EQUITY SERIES             FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                      328                    -                    -                  834
Participant transfers                                   4,121                1,691                5,662               11,518
Participant withdrawals                                    (1)                 (30)                   -                 (160)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                        4,448                1,661                5,662               12,192
                                            ================================================================================

                                                                                       FEDERATED FUND
                                                                  ALGER AMERICAN           FOR U.S.          FEDERATED HIGH
                                            AIM V.I. PREMIER     LEVERAGED ALLCAP        GOVERNMENT           INCOME BOND
                                               EQUITY FUND           PORTFOLIO          SECURITIES II           FUND II
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   10,615               32,077               72,587                5,541
Participant transfers                                  21,779               31,053              525,374               77,033
Participant withdrawals                                   (78)                (746)              (2,545)              (1,634)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       32,316               62,384              595,416               80,940
                                            ================================================================================

                                                                     VIP GROWTH
                                             VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH          MUTUAL SHARES
                                                PORTFOLIO            PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                  139,026                2,009               29,164              160,785
Participant transfers                                  32,684               12,820               14,531               39,863
Participant withdrawals                                (2,959)                 (69)                (805)              (1,730)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                      168,751               14,760               42,890              198,918
                                            ================================================================================

                                                                                        SCUDDER VIT
                                                TEMPLETON           TEMPLETON          EAFE(R) EQUITY        SCUDDER VIT
                                                 FOREIGN              GROWTH                INDEX          EQUITY 500 INDEX
                                             SECURITIES FUND      SECURITIES FUND           FUND                 FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   12,992              190,402                1,258              113,281
Participant transfers                                  49,417               25,770                9,535               68,958
Participant withdrawals                                (1,466)              (3,725)                (130)              (1,192)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       60,943              212,447               10,663              181,047
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                                                           WANGER
                                               TECHNOLOGY         WANGER FOREIGN        INTERNATIONAL
                                                PORTFOLIO              FORTY              SMALL CAP          WANGER TWENTY
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    6,100                3,552               40,940               10,274
Participant transfers                                   2,462                3,805               26,055               23,144
Participant withdrawals                                (2,592)                (188)                  (6)                  35
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                        5,970                7,169               66,989               33,453
                                            ================================================================================

                                                WANGER U.S.
                                                 SMALLER
                                                COMPANIES
                                            -----------------
Units outstanding, beginning of period                      -
Participant deposits                                   23,766
Participant transfers                                  98,338
Participant withdrawals                                   213
                                            -----------------
Units outstanding, end of period                      122,317
                                            =================

             PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.525% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $46 during the year ended December 31, 2002.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $46 during the year ended December 31, 2002.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and
Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

             PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                      Surviving Series                     Approval Date            Merger Date
-------------------                      ----------------                     -------------            -----------
Phoenix-Aberdeen New Asia                Phoenix-Aberdeen International       November 12, 2002        February 7, 2003
Phoenix-MFS Investors Growth Stock       Phoenix-Janus Growth(1)              December 10, 2002        February 14, 2003
Phoenix-Van Kampen Focus Equity          Phoenix-Janus Growth(1)              December 10, 2002        February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 1)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                  [LOGO OF PHOENIX] PHOENIX
                                                     WEALTH MANAGEMENT(R)

              PHOENIX
             INVESTOR'S
              EDGE(SM)

            V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T

                  PHL VARIABLE ACCUMULATION ACCOUNT
                  DECEMBER 31, 2002

                                                              DEATH BENEFIT
                                                                 OPTION 2
--------------------------------------------------------------------------------
VA0445AR2 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                               PHOENIX-           PHOENIX-                             PHOENIX-ALLIANCE/
                                               ABERDEEN         ABERDEEN NEW        PHOENIX-AIM           BERNSTEIN
                                            INTERNATIONAL           ASIA           MID-CAP EQUITY       GROWTH + VALUE
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       120,750    $         5,524    $          36,850    $          31,486
                                           ===============    ===============    =================    =================
   Investment at market                    $       104,457    $         5,447    $          35,217    $          27,604
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 104,457              5,447               35,217               27,604
LIABILITIES
   Accrued expenses                                    156                  8                   56                   41
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       104,301    $         5,439    $          35,161    $          27,563
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      60,926              2,520               19,263               18,354
                                           ===============    ===============    =================    =================
Unit value                                 $      1.711922    $      2.158184    $        1.825327    $        1.501730
                                           ===============    ===============    =================    =================

                                                                 PHOENIX-
                                                                 DEUTSCHE         PHOENIX-DUFF &          PHOENIX-
                                              PHOENIX-          NASDAQ-100          PHELPS REAL           ENGEMANN
                                           DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES     CAPITAL GROWTH
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        84,063    $       201,941    $         160,621    $         173,484
                                           ===============    ===============    =================    =================
   Investment at market                    $        79,507    $       167,610    $         161,644    $         149,817
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  79,507            167,610              161,644              149,817
LIABILITIES
   Accrued expenses                                    127                222                  262                  219
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        79,380    $       167,388    $         161,382    $         149,598
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      46,654            135,777               71,731              100,387
                                           ===============    ===============    =================    =================
Unit value                                 $      1.701454    $      1.232820    $        2.249823    $        1.490222
                                           ===============    ===============    =================    =================

                                              PHOENIX-                                PHOENIX-
                                           ENGEMANN SMALL        PHOENIX-          GOODWIN MULTI-
                                              & MID-CAP       GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                               GROWTH             MARKET              INCOME             VALUE EQUITY
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       173,370    $       854,811    $         410,875    $         548,829
                                           ===============    ===============    =================    =================
   Investment at market                    $       161,939    $       854,811    $         419,514    $         475,844
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 161,939            854,811              419,514              475,844
LIABILITIES
   Accrued expenses                                    246                995                  680                  706
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       161,693    $       853,816    $         418,834    $         475,138
                                           ===============    ===============    =================    =================
Accumulation units outstanding                     109,759            428,650              194,385              300,799
                                           ===============    ===============    =================    =================
Unit value                                 $      1.473171    $      1.991872    $        2.154658    $        1.579585
                                           ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                             PHOENIX-J.P.
                                               MORGAN
                                              RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS        PHOENIX-KAYNE
                                           ENHANCED INDEX     FLEXIBLE INCOME         GROWTH           LARGE-CAP CORE
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       154,104    $       230,248    $         175,037    $          12,928
                                           ===============    ===============    =================    =================
   Investment at market                    $       143,536    $       237,417    $         162,120    $          12,516
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 143,536            237,417              162,120               12,516
LIABILITIES
   Accrued expenses                                    225                398                  255                   20
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       143,311    $       237,019    $         161,865    $          12,496
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      94,171            110,675              113,456                6,517
                                           ===============    ===============    =================    =================
Unit value                                 $      1.521814    $      2.141567    $        1.426674    $        1.917455
                                           ===============    ===============    =================    =================

                                            PHOENIX-KAYNE     PHOENIX-LAZARD
                                              SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD
                                            QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        18,738    $       148,012    $           9,747    $           1,084
                                           ===============    ===============    =================    =================
   Investment at market                    $        18,933    $       149,918    $           9,437    $           1,043
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  18,933            149,918                9,437                1,043
LIABILITIES
   Accrued expenses                                     31                111                   15                    2
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        18,902    $       149,807    $           9,422    $           1,041
                                           ===============    ===============    =================    =================
Accumulation units outstanding                       9,423             78,757                4,847                  521
                                           ===============    ===============    =================    =================
Unit value                                 $      2.005979    $      1.902145    $        1.943947    $        1.995998
                                           ===============    ===============    =================    =================

                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD         PHOENIX-MFS
                                             ABBETT BOND      ABBETT LARGE-CAP     ABBETT MID-CAP     INVESTORS GROWTH
                                              DEBENTURE            VALUE               VALUE               STOCK
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        11,719    $       187,858    $          79,876    $         133,746
                                           ===============    ===============    =================    =================
   Investment at market                    $        12,041    $       187,073    $          81,447    $         124,586
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  12,041            187,073               81,447              124,586
LIABILITIES
   Accrued expenses                                     20                217                  128                  168
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        12,021    $       186,856    $          81,319    $         124,418
                                           ===============    ===============    =================    =================
Accumulation units outstanding                       5,691             94,806               40,929               85,802
                                           ===============    ===============    =================    =================
Unit value                                 $      2.112415    $      1.970932    $        1.986794    $        1.450060
                                           ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                          PHOENIX-
                                                                                     PHOENIX-             OAKHURST
                                             PHOENIX-MFS        PHOENIX-MFS       OAKHURST GROWTH         STRATEGIC
                                           INVESTORS TRUST         VALUE            AND INCOME           ALLOCATION
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        41,866    $       304,503    $         394,675    $         239,921
                                           ===============    ===============    =================    =================
   Investment at market                    $        36,229    $       275,973    $         346,587    $         233,452
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  36,229            275,973              346,587              233,452
LIABILITIES
   Accrued expenses                                     55                421                  463                  375
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        36,174    $       275,552    $         346,124    $         233,077
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      22,936            158,884              223,725              132,617
                                           ===============    ===============    =================    =================
Unit value                                 $      1.577184    $      1.734304    $        1.547095    $        1.757515
                                           ===============    ===============    =================    =================

                                            PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                           BERNSTEIN GLOBAL    BERNSTEIN MID-     BERNSTEIN SMALL-      PHOENIX-SENECA
                                                 VALUE            CAP VALUE          CAP VALUE          MID-CAP GROWTH
                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        95,673    $       237,144    $         135,273    $         194,836
                                           ===============    ===============    =================    =================
   Investment at market                    $        83,392    $       208,316    $         123,397    $         158,426
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  83,392            208,316              123,397              158,426
LIABILITIES
   Accrued expenses                                    126                321                  195                  224
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        83,266    $       207,995    $         123,202    $         158,202
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      48,648            108,878               64,433              116,827
                                           ===============    ===============    =================    =================
Unit value                                 $      1.711604    $      1.910349    $        1.912086    $        1.354158
                                           ===============    ===============    =================    =================

                                                               PHOENIX-STATE
                                                              STREET RESEARCH       PHOENIX-VAN
                                            PHOENIX-SENECA       SMALL-CAP         KAMPEN FOCUS        AIM V.I. CAPITAL
                                           STRATEGIC THEME         GROWTH             EQUITY             APPRECIATION
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        73,984    $        29,383    $          15,702    $         345,625
                                           ===============    ===============    =================    =================
   Investment at market                    $        54,235    $        28,924    $          16,374    $         326,986
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  54,235             28,924               16,374              326,986
LIABILITIES
   Accrued expenses                                     67                 19                   28                  471
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        54,168    $        28,905    $          16,346    $         326,515
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      41,268             14,432               11,785              214,040
                                           ===============    ===============    =================    =================
Unit value                                 $      1.312593    $      2.002842    $        1.387043    $        1.525487
                                           ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                  FEDERATED FUND
                                                              ALGER AMERICAN         FOR U.S.           FEDERATED HIGH
                                           AIM V.I. PREMIER      LEVERAGED          GOVERNMENT           INCOME BOND
                                                EQUITY            ALLCAP           SECURITIES II           FUND II
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       126,736    $       154,702    $       1,794,969    $         167,112
                                           ===============    ===============    =================    =================
   Investment at market                    $       121,655    $       130,358    $       1,855,935    $         171,244
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 121,655            130,358            1,855,935              171,244
LIABILITIES
   Accrued expenses                                    193                193                2,941                  280
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       121,462    $       130,165    $       1,852,994    $         170,964
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      87,133             97,783              873,234               86,311
                                           ===============    ===============    =================    =================
Unit value                                 $      1.393986    $      1.331162    $        2.121991    $        1.980793
                                           ===============    ===============    =================    =================

                                                               VIP GROWTH                              MUTUAL SHARES
                                          VIP CONTRAFUND(R)   OPPORTUNITIES         VIP GROWTH           SECURITIES
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       229,893    $        57,729    $         152,526    $         295,302
                                           ===============    ===============    =================    =================
   Investment at market                    $       215,829    $        48,463    $         142,720    $         283,441
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 215,829             48,463              142,720              283,441
LIABILITIES
   Accrued expenses                                    328                 70                  185                  449
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       215,501    $        48,393    $         142,535    $         282,992
                                           ===============    ===============    =================    =================
Accumulation units outstanding                     118,108             31,057              102,721              158,719
                                           ===============    ===============    =================    =================
Unit value                                 $      1.824604    $      1.558202    $        1.387589    $        1.782971
                                           ===============    ===============    =================    =================

                                              TEMPLETON         TEMPLETON           SCUDDER VIT
                                               FOREIGN            GROWTH          EAFE(R) EQUITY        SCUDDER VIT
                                             SECURITIES         SECURITIES             INDEX          EQUITY 500 INDEX
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $       162,800    $       146,472    $         254,302    $         484,191
                                           ===============    ===============    =================    =================
   Investment at market                    $       148,143    $       132,801    $         220,877    $         424,750
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                 148,143            132,801              220,877              424,750
LIABILITIES
   Accrued expenses                                    228                210                3,874                5,455
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $       147,915    $       132,591    $         217,003    $         419,295
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      90,717             81,359              139,107              270,650
                                           ===============    ===============    =================    =================
Unit value                                 $      1.630520    $      1.629696    $        1.559963    $        1.549216
                                           ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                      WANGER
                                                              WANGER FOREIGN       INTERNATIONAL
                                             TECHNOLOGY            FORTY             SMALL CAP          WANGER TWENTY
                                             SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ---------------    ---------------    -----------------    -----------------
ASSETS
   Investment at cost                      $        16,593    $        47,282    $         171,609    $          62,781
                                           ===============    ===============    =================    =================
   Investment at market                    $        12,844    $        41,866    $         169,143    $          64,354
                                           ---------------    ---------------    -----------------    -----------------
      Total assets                                  12,844             41,866              169,143               64,354
LIABILITIES
   Accrued expenses                                     16                 66                  247                  105
                                           ---------------    ---------------    -----------------    -----------------
NET ASSETS                                 $        12,828    $        41,800    $         168,896    $          64,249
                                           ===============    ===============    =================    =================
Accumulation units outstanding                      12,738             24,275               98,058               33,660
                                           ===============    ===============    =================    =================
Unit value                                 $      1.007064    $      1.721960    $        1.722408    $        1.908768
                                           ===============    ===============    =================    =================

                                              WANGER U.S.
                                               SMALLER
                                              COMPANIES
                                             SUBACCOUNT
                                           ---------------
ASSETS
   Investment at cost                      $       275,159
                                           ===============
   Investment at market                    $       271,504
                                           ---------------
      Total assets                                 271,504
LIABILITIES
   Accrued expenses                                    441
                                           ---------------
NET ASSETS                                 $       271,063
                                           ===============
Accumulation units outstanding                     155,983
                                           ===============
Unit value                                 $      1.737774
                                           ===============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                              PHOENIX-          PHOENIX-                          PHOENIX-ALLIANCE/
                                                              ABERDEEN        ABERDEEN NEW       PHOENIX-AIM         BERNSTEIN
                                                           INTERNATIONAL          ASIA         MID-CAP EQUITY     GROWTH + VALUE
                                                           SUBACCOUNT(2)     SUBACCOUNT(17)     SUBACCOUNT(9)     SUBACCOUNT(14)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $         1,185   $            85   $             -     $             131
Expenses
   Mortality, expense risk and administrative charges               1,225                14                 231                 238
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                          (40)               71                (231)               (107)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   (1,045)              -                    99                  (3)
Net realized gain distribution from Fund                              -                 -                    11                 -
Net unrealized appreciation (depreciation) on investment          (16,293)              (77)             (1,633)             (3,882)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (17,338)              (77)             (1,523)             (3,885)
Net increase (decrease) in net assets resulting from
   operations                                             $       (17,378)  $            (6)  $          (1,754)  $          (3,992)
                                                          ===============   ===============   =================   =================

                                                                               PHOENIX-
                                                                               DEUTSCHE        PHOENIX-DUFF &         PHOENIX-
                                                             PHOENIX-         NASDAQ-100         PHELPS REAL          ENGEMANN
                                                          DEUTSCHE DOW 30      INDEX(R)       ESTATE SECURITIES    CAPITAL GROWTH
                                                          SUBACCOUNT(10)     SUBACCOUNT(3)      SUBACCOUNT(7)       SUBACCOUNT(2)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           825   $           -     $           2,202   $             -
Expenses
   Mortality, expense risk and administrative charges                 391             1,835                 912               1,572
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                          434            (1,835)              1,290              (1,572)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                        3             8,182                (614)                (22)
Net realized gain distribution from Fund                               29               -                   891                 -
Net unrealized appreciation (depreciation) on investment           (4,556)          (34,331)              1,023             (23,667)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                      (4,524)          (26,149)              1,300             (23,689)
Net increase (decrease) in net assets resulting from
   operations                                             $        (4,090)  $       (27,984)  $           2,590   $         (25,261)
                                                          ===============   ===============   =================   =================

                                                              PHOENIX-                            PHOENIX-
                                                           ENGEMANN SMALL       PHOENIX-        GOODWIN MULTI-
                                                             & MID-CAP       GOODWIN MONEY      SECTOR FIXED      PHOENIX-HOLLISTER
                                                              GROWTH            MARKET             INCOME           VALUE EQUITY
                                                           SUBACCOUNT(2)     SUBACCOUNT(4)      SUBACCOUNT(7)       SUBACCOUNT(1)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           -     $         4,265   $           9,461   $           3,813
Expenses
   Mortality, expense risk and administrative charges               1,480             5,902               2,042               4,079
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                       (1,480)           (1,637)              7,419                (266)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                      (38)              -                   242                 (45)
Net realized gain distribution from Fund                              -                 -                   -                   -
Net unrealized appreciation (depreciation) on investment          (11,431)              -                 8,639             (72,985)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (11,469)              -                 8,881             (73,030)
Net increase (decrease) in net assets resulting from
   operations                                             $       (12,949)  $        (1,637)  $          16,300   $         (73,296)
                                                          ===============   ===============   =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                           PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH        PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                          ENHANCED INDEX    FLEXIBLE INCOME        GROWTH          LARGE-CAP CORE
                                                           SUBACCOUNT(1)     SUBACCOUNT(5)      SUBACCOUNT(2)      SUBACCOUNT(16)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           766   $         5,623   $             -     $              23
Expenses
   Mortality, expense risk and administrative charges               1,010             1,902               1,303                  36
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                         (244)            3,721              (1,303)                (13)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                      (21)               25                 (35)                  6
Net realized gain distribution from Fund                              -                 767                 -                   -
Net unrealized appreciation (depreciation) on investment          (10,568)            7,169             (12,917)               (412)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (10,589)            7,961             (12,952)               (406)
Net increase (decrease) in net assets resulting from
   operations                                             $       (10,833)  $        11,682   $         (14,255)  $            (419)
                                                          ===============   ===============   =================   =================

                                                           PHOENIX-KAYNE    PHOENIX-LAZARD
                                                             SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LAZARD
                                                           QUALITY VALUE     EQUITY SELECT    SMALL-CAP VALUE       U.S. MULTI-CAP
                                                           SUBACCOUNT(16)   SUBACCOUNT(20)     SUBACCOUNT(16)       SUBACCOUNT(21)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           134   $           -     $               8   $               3
Expenses
   Mortality, expense risk and administrative charges                  54               122                  30                   2
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                           80              (122)                (22)                  1
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                       (1)              -                    (1)                -
Net realized gain distribution from Fund                               76               -                   -                   -
Net unrealized appreciation (depreciation) on investment              195             1,906                (310)                (41)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                         270             1,906                (311)                (41)
Net increase (decrease) in net assets resulting from
   operations                                             $           350   $         1,784   $            (333)  $             (40)
                                                          ===============   ===============   =================   =================

                                                            PHOENIX-LORD      PHOENIX-LORD       PHOENIX-LORD       PHOENIX-MFS
                                                            ABBETT BOND-    ABBETT LARGE-CAP    ABBETT MID-CAP    INVESTORS GROWTH
                                                             DEBENTURE           VALUE              VALUE              STOCK
                                                           SUBACCOUNT(19)    SUBACCOUNT(16)     SUBACCOUNT(20)     SUBACCOUNT(11)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           205   $           320   $            230    $             -
Expenses
   Mortality, expense risk and administrative charges                  36               344                187                  511
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                          169               (24)                43                 (511)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                        5               (77)                 7                   (8)
Net realized gain distribution from Fund                               18               -                  -                      3
Net unrealized appreciation (depreciation) on investment              322              (785)             1,571               (9,160)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                         345              (862)             1,578               (9,165)
Net increase (decrease) in net assets resulting from
   operations                                             $           514   $          (886)  $          1,621    $          (9,676)
                                                          ===============   ===============   =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                 PHOENIX-             OAKHURST
                                                            PHOENIX-MFS      PHOENIX-MFS      OAKHURST GROWTH         STRATEGIC
                                                          INVESTORS TRUST        VALUE           AND INCOME          ALLOCATION
                                                          SUBACCOUNT(10)     SUBACCOUNT(3)      SUBACCOUNT(2)       SUBACCOUNT(8)
                                                          ---------------   ---------------   ----------------    ----------------
Investment income
   Distributions                                          $           171   $         2,363   $          2,534    $          2,970
Expenses
   Mortality, expense risk and administrative charges                 363             2,633              2,840               1,464
                                                          ---------------   ---------------   ----------------    ----------------
Net investment income (loss)                                         (192)             (270)              (306)              1,506
                                                          ---------------   ---------------   ----------------    ----------------
Net realized gain (loss) from share transactions                       (6)            1,160                105                (205)
Net realized gain distribution from Fund                               44               206                -                   -
Net unrealized appreciation (depreciation) on investment           (5,637)          (28,530)           (48,088)             (6,469)
                                                          ---------------   ---------------   ----------------    ----------------
Net gain (loss) on investment                                      (5,599)          (27,164)           (47,983)             (6,674)
Net increase (decrease) in net assets resulting from
   operations                                             $        (5,791)  $       (27,434)  $        (48,289)   $         (5,168)
                                                          ===============   ===============   ================    ================

                                                          PHOENIX-SANFORD   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                          BERNSTEIN GLOBAL   BERNSTEIN MID-   BERNSTEIN SMALL-     PHOENIX-SENECA
                                                              VALUE            CAP VALUE         CAP VALUE         MID-CAP GROWTH
                                                          SUBACCOUNT(13)     SUBACCOUNT(2)      SUBACCOUNT(5)       SUBACCOUNT(2)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           828   $         1,276   $             527   $             -
Expenses
   Mortality, expense risk and administrative charges                 734             1,456                 764               1,434
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                           94              (180)               (237)             (1,434)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                      (10)             (127)                 26                  34
Net realized gain distribution from Fund                              -              14,934               5,430                 -
Net unrealized appreciation (depreciation) on investment          (12,281)          (28,828)            (11,876)            (36,410)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (12,291)          (14,021)             (6,420)            (36,376)
Net increase (decrease) in net assets resulting from
   operations                                             $       (12,197)  $       (14,201)  $          (6,657)  $         (37,810)
                                                          ===============   ===============   =================   =================

                                                                            PHOENIX-STATE
                                                                           STREET RESEARCH     PHOENIX-VAN
                                                          PHOENIX-SENECA      SMALL-CAP        KAMPEN FOCUS       AIM V.I. CAPITAL
                                                          STRATEGIC THEME      GROWTH             EQUITY            APPRECIATION
                                                           SUBACCOUNT(6)    SUBACCOUNT(20)     SUBACCOUNT(18)       SUBACCOUNT(1)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           -     $           -     $             -     $             -
Expenses
   Mortality, expense risk and administrative charges                 644                21                  78               1,592
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                         (644)              (21)                (78)             (1,592)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                   (2,943)              -                     1                 (50)
Net realized gain distribution from Fund                              -                 -                   -                   -
Net unrealized appreciation (depreciation) on investment          (19,749)             (459)                672             (18,639)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (22,692)             (459)                673             (18,689)
Net increase (decrease) in net assets resulting from
   operations                                             $       (23,336)  $          (480)  $             595   $         (20,281)
                                                          ===============   ===============   =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                               FEDERATED FUND
                                                               AIM           ALGER AMERICAN       FOR U.S.         FEDERATED HIGH
                                                           V.I. PREMIER        LEVERAGED         GOVERNMENT         INCOME BOND
                                                              EQUITY             ALLCAP         SECURITIES II         FUND II
                                                           SUBACCOUNT(5)     SUBACCOUNT(12)     SUBACCOUNT(3)       SUBACCOUNT(3)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           490   $             6   $           3,336   $              67
Expenses
   Mortality, expense risk and administrative charges                 618             1,100              12,672                 990
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                         (128)           (1,094)             (9,336)               (923)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                      (29)              (26)               (356)                  1
Net realized gain distribution from Fund                              -                 -                   -                   -
Net unrealized appreciation (depreciation) on investment           (5,081)          (24,344)             60,966               4,132
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                      (5,110)          (24,370)             60,610               4,133
Net increase (decrease) in net assets resulting from
   operations                                             $        (5,238)  $       (25,464)  $          51,274   $           3,210
                                                          ===============   ===============   =================   =================

                                                                VIP            VIP GROWTH                          MUTUAL SHARES
                                                           CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                           SUBACCOUNT(5)     SUBACCOUNT(1)      SUBACCOUNT(4)       SUBACCOUNT(3)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           -     $           -     $             -     $             459
Expenses
   Mortality, expense risk and administrative charges               1,560               601                 708               1,577
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                       (1,560)             (601)               (708)             (1,118)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                      154                 6                  41                (405)
Net realized gain distribution from Fund                              -                 -                   -                 1,139
Net unrealized appreciation (depreciation) on investment          (14,064)           (9,266)             (9,806)            (11,861)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (13,910)           (9,260)             (9,765)            (11,127)
Net increase (decrease) in net assets resulting from
   operations                                             $       (15,470)  $        (9,861)  $         (10,473)  $         (12,245)
                                                          ===============   ===============   =================   =================

                                                             TEMPLETON         TEMPLETON         SCUDDER VIT
                                                              FOREIGN           GROWTH         EAFE(R) EQUITY       SCUDDER VIT
                                                            SECURITIES        SECURITIES           INDEX          EQUITY 500 INDEX
                                                          SUBACCOUNT(12)     SUBACCOUNT(12)     SUBACCOUNT(1)       SUBACCOUNT(3)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           816   $           847   $           3,500   $           4,787
Expenses
   Mortality, expense risk and administrative charges                 931               917               1,765               1,813
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                         (115)              (70)              1,735               2,974
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                        6                56                   3                 838
Net realized gain distribution from Fund                              -                 831                 -                   -
Net unrealized appreciation (depreciation) on investment          (14,657)          (13,671)            (33,425)            (59,441)
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                     (14,651)          (12,784)            (33,422)            (58,603)
Net increase (decrease) in net assets resulting from
   operations                                             $       (14,766)  $       (12,854)  $         (31,687)  $         (55,629)
                                                          ===============   ===============   =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                   WANGER
                                                                            WANGER FOREIGN      INTERNATIONAL
                                                            TECHNOLOGY          FORTY             SMALL CAP         WANGER TWENTY
                                                          SUBACCOUNT(15)     SUBACCOUNT(9)      SUBACCOUNT(2)       SUBACCOUNT(13)
                                                          ---------------   ---------------   -----------------   -----------------
Investment income
   Distributions                                          $           -     $           -     $             -     $             -
Expenses
   Mortality, expense risk and administrative charges                 104               445               1,017                 342
                                                          ---------------   ---------------   -----------------   -----------------
Net investment income (loss)                                         (104)             (445)             (1,017)               (342)
                                                          ---------------   ---------------   -----------------   -----------------
Net realized gain (loss) from share transactions                       16                30                (394)                (10)
Net realized gain distribution from Fund                              -                 -                   -                   -
Net unrealized appreciation (depreciation) on investment           (3,749)           (5,416)             (2,466)              1,573
                                                          ---------------   ---------------   -----------------   -----------------
Net gain (loss) on investment                                      (3,733)           (5,386)             (2,860)              1,563
Net increase (decrease) in net assets resulting from
   operations                                             $        (3,837)  $        (5,831)  $          (3,877)  $           1,221
                                                          ===============   ===============   =================   =================

                                                            WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                           SUBACCOUNT(2)
                                                          ---------------
Investment income
   Distributions                                          $           -
Expenses
   Mortality, expense risk and administrative charges               1,641
                                                          ---------------
Net investment income (loss)                                       (1,641)
                                                          ---------------
Net realized gain (loss) from share transactions                     (565)
Net realized gain distribution from Fund                              -
Net unrealized appreciation (depreciation) on investment           (3,655)
                                                          ---------------
Net gain (loss) on investment                                      (4,220)
Net increase (decrease) in net assets resulting from
   operations                                             $        (5,861)
                                                          ===============

Footnotes for Statements of Operations
For the period ended December 31, 2002

 (1)  From Inception February 15, 2002 to December 31, 2002.
 (2)  From Inception February 19, 2002 to December 31, 2002.
 (3)  From Inception March 1, 2002 to December 31, 2002.
 (4)  From Inception March 11, 2002 to December 31, 2002.
 (5)  From Inception March 13, 2002 to December 31, 2002.
 (6)  From Inception March 20, 2002 to December 31, 2002.
 (7)  From Inception April 1, 2002 to December 31, 2002.
 (8)  From Inception April 5, 2002 to December 31, 2002.
 (9)  From Inception April 9, 2002 to December 31, 2002.
(10)  From Inception April 22, 2002 to December 31, 2002.
(11)  From Inception April 23, 2002 to December 31, 2002.
(12)  From Inception April 24, 2002 to December 31, 2002.
(13)  From Inception May 1, 2002 to December 31, 2002.
(14)  From Inception May 13, 2002 to December 31, 2002.
(15)  From Inception May 17, 2002 to December 31, 2002.
(16)  From Inception September 3, 2002 to December 31, 2002.
(17)  From Inception September 5, 2002 to December 31, 2002.
(18)  From Inception September 27, 2002 to December 31, 2002.
(19)  From Inception October 23, 2002 to December 31, 2002.
(20)  From Inception November 1, 2002 to December 31, 2002.
(21)  From Inception December 2, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                          PHOENIX-           PHOENIX-                             PHOENIX-ALLIANCE/
                                                          ABERDEEN         ABERDEEN NEW        PHOENIX-AIM           BERNSTEIN
                                                        INTERNATIONAL          ASIA           MID-CAP EQUITY       GROWTH + VALUE
                                                        SUBACCOUNT(2)     SUBACCOUNT(17)       SUBACCOUNT(9)       SUBACCOUNT(14)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $           (40)   $            71    $            (231)   $            (107)
   Net realized gain (loss)                                     (1,045)               -                    110                   (3)
   Net unrealized appreciation (depreciation)                  (16,293)               (77)              (1,633)              (3,882)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (17,378)                (6)              (1,754)              (3,992)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         86,546              4,948                7,500               18,442
   Participant transfers                                        34,890                513               29,518               13,113
   Participant withdrawals                                         243                (16)                (103)                 -
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            121,679              5,445               36,915               31,555
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       104,301              5,439               35,161               27,563
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       104,301    $         5,439    $          35,161    $          27,563
                                                       ===============    ===============    =================    =================

                                                                             PHOENIX-
                                                                             DEUTSCHE         PHOENIX-DUFF &         PHOENIX-
                                                          PHOENIX-          NASDAQ-100          PHELPS REAL          ENGEMANN
                                                       DEUTSCHE DOW 30       INDEX(R)        ESTATE SECURITIES     CAPITAL GROWTH
                                                       SUBACCOUNT(10)      SUBACCOUNT(3)       SUBACCOUNT(7)        SUBACCOUNT(2)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $           434    $        (1,835)   $           1,290    $          (1,572)
   Net realized gain (loss)                                         32              8,182                  277                  (22)
   Net unrealized appreciation (depreciation)                   (4,556)           (34,331)               1,023              (23,667)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations            (4,090)           (27,984)               2,590              (25,261)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         44,851             10,000               24,253              138,511
   Participant transfers                                        40,060            198,874              134,351               36,483
   Participant withdrawals                                      (1,441)           (13,502)                 188                 (135)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             83,470            195,372              158,792              174,859
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        79,380            167,388              161,382              149,598
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        79,380    $       167,388    $         161,382    $         149,598
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                           PHOENIX-                              PHOENIX-
                                                        ENGEMANN SMALL       PHOENIX-         GOODWIN MULTI-
                                                          & MID-CAP        GOODWIN MONEY       SECTOR FIXED       PHOENIX-HOLLISTER
                                                           GROWTH             MARKET              INCOME            VALUE EQUITY
                                                        SUBACCOUNT(2)      SUBACCOUNT(4)       SUBACCOUNT(7)        SUBACCOUNT(1)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $        (1,480)   $        (1,637)   $           7,419    $            (266)
   Net realized gain (loss)                                        (38)               -                    242                  (45)
   Net unrealized appreciation (depreciation)                  (11,431)               -                  8,639              (72,985)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (12,949)            (1,637)              16,300              (73,296)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        171,190            403,091              257,120              331,064
   Participant transfers                                         4,222            459,938              148,488              218,670
   Participant withdrawals                                        (770)            (7,576)              (3,074)              (1,300)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            174,642            855,453              402,534              548,434
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       161,693            853,816              418,834              475,138
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       161,693    $       853,816    $         418,834    $         475,138
                                                       ===============    ===============    =================    =================

                                                         PHOENIX-J.P.
                                                           MORGAN
                                                          RESEARCH         PHOENIX-JANUS       PHOENIX-JANUS       PHOENIX-KAYNE
                                                       ENHANCED INDEX     FLEXIBLE INCOME         GROWTH           LARGE-CAP CORE
                                                        SUBACCOUNT(1)      SUBACCOUNT(5)       SUBACCOUNT(2)       SUBACCOUNT(16)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (244)   $         3,721    $          (1,303)   $             (13)
   Net realized gain (loss)                                        (21)               792                  (35)                   6
   Net unrealized appreciation (depreciation)                  (10,568)             7,169              (12,917)                (412)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (10,833)            11,682              (14,255)                (419)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         57,965            118,621              143,244                4,000
   Participant transfers                                        96,429            112,473               34,055                8,922
   Participant withdrawals                                        (250)            (5,757)              (1,179)                  (7)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            154,144            225,337              176,120               12,915
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       143,311            237,019              161,865               12,496
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       143,311    $       237,019    $         161,865    $          12,496
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                        PHOENIX-KAYNE     PHOENIX-LAZARD
                                                          SMALL-CAP        INTERNATIONAL      PHOENIX-LAZARD       PHOENIX-LAZARD
                                                        QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE      U.S. MULTI-CAP
                                                       SUBACCOUNT(16)     SUBACCOUNT(20)       SUBACCOUNT(16)      SUBACCOUNT(21)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $            80    $          (122)   $             (22)   $               1
   Net realized gain (loss)                                         75                -                     (1)                 -
   Net unrealized appreciation (depreciation)                      195              1,906                 (310)                 (41)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations               350              1,784                 (333)                 (40)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         12,240            144,870                5,041                  -
   Participant transfers                                         6,287              3,153                4,714                1,081
   Participant withdrawals                                          25                -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             18,552            148,023                9,755                1,081
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        18,902            149,807                9,422                1,041
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        18,902    $       149,807    $           9,422    $           1,041
                                                       ===============    ===============    =================    =================

                                                        PHOENIX-LORD        PHOENIX-LORD       PHOENIX-LORD          PHOENIX-MFS
                                                        ABBETT BOND-      ABBETT LARGE-CAP    ABBETT MID-CAP      INVESTORS GROWTH
                                                         DEBENTURE             VALUE             VALUE                 STOCK
                                                       SUBACCOUNT(19)      SUBACCOUNT(16)     SUBACCOUNT(20)       SUBACCOUNT(11)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $           169    $           (24)   $              43    $            (511)
   Net realized gain (loss)                                         23                (77)                   7                   (5)
   Net unrealized appreciation (depreciation)                      322               (785)               1,571               (9,160)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations               514               (886)               1,621               (9,676)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          9,000            147,720               78,696              111,591
   Participant transfers                                         2,512             38,204                1,010               21,505
   Participant withdrawals                                          (5)             1,818                   (8)                 998
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             11,507            187,742               79,698              134,094
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        12,021            186,856               81,319              124,418
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        12,021    $       186,856    $          81,319    $         124,418
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                       PHOENIX-
                                                                                                 PHOENIX-              OAKHURST
                                                         PHOENIX-MFS       PHOENIX-MFS        OAKHURST GROWTH         STRATEGIC
                                                       INVESTORS TRUST        VALUE             AND INCOME           ALLOCATION
                                                       SUBACCOUNT(10)      SUBACCOUNT(3)       SUBACCOUNT(2)        SUBACCOUNT(8)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (192)   $          (270)   $            (306)   $           1,506
   Net realized gain (loss)                                         38              1,366                  105                 (205)
   Net unrealized appreciation (depreciation)                   (5,637)           (28,530)             (48,088)              (6,469)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations            (5,791)           (27,434)             (48,289)              (5,168)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         30,641             63,862              303,965              124,200
   Participant transfers                                        11,832            248,054               93,226              118,061
   Participant withdrawals                                        (508)            (8,930)              (2,778)              (4,016)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             41,965            302,986              394,413              238,245
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        36,174            275,552              346,124              233,077
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        36,174    $       275,552    $         346,124    $         233,077
                                                       ===============    ===============    =================    =================

                                                       PHOENIX-SANFORD     PHOENIX-SANFORD   PHOENIX-SANFORD
                                                       BERNSTEIN GLOBAL     BERNSTEIN MID-   BERNSTEIN SMALL-      PHOENIX-SENECA
                                                           VALUE             CAP VALUE           CAP VALUE         MID-CAP GROWTH
                                                       SUBACCOUNT(13)      SUBACCOUNT(2)       SUBACCOUNT(5)        SUBACCOUNT(2)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $            94    $          (180)   $            (237)   $          (1,434)
   Net realized gain (loss)                                        (10)            14,807                5,456                   34
   Net unrealized appreciation (depreciation)                  (12,281)           (28,828)             (11,876)             (36,410)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (12,197)           (14,201)              (6,657)             (37,810)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         78,349            118,500               36,123              133,920
   Participant transfers                                        17,114            104,296               94,123               65,028
   Participant withdrawals                                         -                 (600)                (387)              (2,936)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             95,463            222,196              129,859              196,012
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        83,266            207,995              123,202              158,202
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        83,266    $       207,995    $         123,202    $         158,202
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                           PHOENIX-STATE
                                                                          STREET RESEARCH       PHOENIX-VAN
                                                       PHOENIX-SENECA        SMALL-CAP          KAMPEN FOCUS      AIM V.I. CAPITAL
                                                       STRATEGIC THEME        GROWTH               EQUITY           APPRECIATION
                                                        SUBACCOUNT(6)     SUBACCOUNT(20)       SUBACCOUNT(18)       SUBACCOUNT(1)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (644)   $           (21)   $             (78)   $          (1,592)
   Net realized gain (loss)                                     (2,943)               -                      1                  (50)
   Net unrealized appreciation (depreciation)                  (19,749)              (459)                 672              (18,639)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (23,336)              (480)                 595              (20,281)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         73,629             28,700               15,000              284,322
   Participant transfers                                         1,028                685                  751               61,374
   Participant withdrawals                                       2,847                -                    -                  1,100
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             77,504             29,385               15,751              346,796
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        54,168             28,905               16,346              326,515
NET ASSETS
   Beginning of period                                             -                  -                    -                   -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        54,168    $        28,905    $          16,346    $         326,515
                                                       ===============    ===============    =================    =================

                                                                                              FEDERATED FUND
                                                                          ALGER AMERICAN         FOR U.S.          FEDERATED HIGH
                                                       AIM V.I. PREMIER     LEVERAGED           GOVERNMENT           INCOME BOND
                                                            EQUITY            ALLCAP           SECURITIES II           FUND II
                                                        SUBACCOUNT(5)     SUBACCOUNT(12)       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (128)   $        (1,094)   $          (9,336)   $            (923)
   Net realized gain (loss)                                        (29)               (26)                (356)                   1
   Net unrealized appreciation (depreciation)                   (5,081)           (24,344)              60,966                4,132
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations            (5,238)           (25,464)              51,274                3,210
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         48,316            122,499              722,974               34,379
   Participant transfers                                        79,374             33,498            1,089,479              133,372
   Participant withdrawals                                        (990)              (368)             (10,733)                   3
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            126,700            155,629            1,801,720              167,754
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       121,462            130,165            1,852,994              170,964
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       121,462    $       130,165    $       1,852,994    $         170,964
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             VIP            VIP GROWTH                              MUTUAL SHARES
                                                        CONTRAFUND(R)      OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                        SUBACCOUNT(5)      SUBACCOUNT(1)       SUBACCOUNT(4)        SUBACCOUNT(3)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $        (1,560)   $          (601)   $            (708)   $          (1,118)
   Net realized gain (loss)                                        154                  6                   41                  734
   Net unrealized appreciation (depreciation)                  (14,064)            (9,266)              (9,806)             (11,861)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (15,470)            (9,861)             (10,473)             (12,245)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        158,517             55,261               89,951              186,001
   Participant transfers                                        78,470              3,413               63,371              114,661
   Participant withdrawals                                      (6,016)              (420)                (314)              (5,425)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            230,971             58,254              153,008              295,237
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       215,501             48,393              142,535              282,992
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       215,501    $        48,393    $         142,535    $         282,992
                                                       ===============    ===============    =================    =================

                                                          TEMPLETON          TEMPLETON         SCUDDER VIT
                                                           FOREIGN            GROWTH          EAFE(R) EQUITY        SCUDDER VIT
                                                          SECURITIES         SECURITIES            INDEX          EQUITY 500 INDEX
                                                        SUBACCOUNT(12)     SUBACCOUNT(12)      SUBACCOUNT(1)        SUBACCOUNT(3)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (115)   $           (70)   $           1,735    $           2,974
   Net realized gain (loss)                                          6                887                    3                  838
   Net unrealized appreciation (depreciation)                  (14,657)           (13,671)             (33,425)             (59,441)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations           (14,766)           (12,854)             (31,687)             (55,629)
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         92,760            100,500              137,012              108,040
   Participant transfers                                        69,912             49,057              114,643              382,157
   Participant withdrawals                                           9             (4,112)              (2,965)             (15,273)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            162,681            145,445              248,690              474,924
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                       147,915            132,591              217,003              419,295
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $       147,915    $       132,591    $         217,003    $         419,295
                                                       ===============    ===============    =================    =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                  WANGER
                                                                          WANGER FOREIGN       INTERNATIONAL
                                                        TECHNOLOGY            FORTY              SMALL CAP          WANGER TWENTY
                                                       SUBACCOUNT(15)      SUBACCOUNT(9)       SUBACCOUNT(2)        SUBACCOUNT(13)
                                                       ---------------    ---------------    -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (104)   $          (445)   $          (1,017)   $            (342)
   Net realized gain (loss)                                         16                 30                 (394)                 (10)
   Net unrealized appreciation (depreciation)                   (3,749)            (5,416)              (2,466)               1,573
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) resulting from operations            (3,837)            (5,831)              (3,877)               1,221
                                                       ---------------    ---------------    -----------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         10,652             32,024                                    23,191
   Participant transfers                                         5,927             15,641               14,549               40,041
   Participant withdrawals                                          86                (34)                (470)                (204)
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                             16,665             47,631              172,773               63,028
                                                       ---------------    ---------------    -----------------    -----------------
   Net increase (decrease) in net assets                        12,828             41,800              168,896               64,249
NET ASSETS
   Beginning of period                                             -                  -                    -                    -
                                                       ---------------    ---------------    -----------------    -----------------
   End of period                                       $        12,828    $        41,800    $         168,896    $          64,249
                                                       ===============    ===============    =================    =================

                                                        WANGER U.S.
                                                          SMALLER
                                                         COMPANIES
                                                        SUBACCOUNT(2)
                                                       ---------------
FROM OPERATIONS
   Net investment income (loss)                        $        (1,641)
   Net realized gain (loss)                                       (565)
   Net unrealized appreciation (depreciation)                   (3,655)
                                                       ---------------
   Net increase (decrease) resulting from operations            (5,861)
                                                       ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        168,442
   Participant transfers                                       108,304
   Participant withdrawals                                         178
                                                       ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            276,924
                                                       ---------------
   Net increase (decrease) in net assets                       271,063
NET ASSETS
   Beginning of period                                             -
                                                       ---------------
   End of period                                       $       271,063
                                                       ===============

Footnotes for Statements Changes in Net Assets
For the period ended December 31, 2002

 (1)  From Inception February 15, 2002 to December 31, 2002.
 (2)  From Inception February 19, 2002 to December 31, 2002.
 (3)  From Inception March 1, 2002 to December 31, 2002.
 (4)  From Inception March 11, 2002 to December 31, 2002.
 (5)  From Inception March 13, 2002 to December 31, 2002.
 (6)  From Inception March 20, 2002 to December 31, 2002.
 (7)  From Inception April 1, 2002 to December 31, 2002.
 (8)  From Inception April 5, 2002 to December 31, 2002.
 (9)  From Inception April 9, 2002 to December 31, 2002.
(10)  From Inception April 22, 2002 to December 31, 2002.
(11)  From Inception April 23, 2002 to December 31, 2002.
(12)  From Inception April 24, 2002 to December 31, 2002.
(13)  From Inception May 1, 2002 to December 31, 2002.
(14)  From Inception May 13, 2002 to December 31, 2002.
(15)  From Inception May 17, 2002 to December 31, 2002.
(16)  From Inception September 3, 2002 to December 31, 2002.
(17)  From Inception September 5, 2002 to December 31, 2002.
(18)  From Inception September 27, 2002 to December 31, 2002.
(19)  From Inception October 23, 2002 to December 31, 2002.
(20)  From Inception November 1, 2002 to December 31, 2002.
(21)  From Inception December 2, 2002 to December 31, 2002.

                       See Notes to Financial Statements

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
                SERIES NAME                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          High total return consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                              Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                 Track the total return of the Dow Jones Industrial Average(SM)
                                                               before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                    Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            Capital appreciation and income with approximately equal emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                 Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               Long-term total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------------------------------------------------------------------------------
                                                               High total return by investing in a broadly diversified portfolio of
Phoenix-J.P. Morgan Research Enhanced Index Series             equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                           Maximum total return consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                    Long-term growth of capital in a manner consistent with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                            Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   Long-term capital appreciation with dividend income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                           Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                      High current income and long-term capital appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                     Capital appreciation with income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                       Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                      Long-term growth of capital and future income rather than current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                             Long-term growth of capital and secondarily to provide reasonable current income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                       Capital appreciation and reasonable income.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                      Dividend growth, current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                   High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
                SERIES NAME                                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                  Long-term capital growth through investment in equity securities of foreign and U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                 Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series               capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series          Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                         Capital appreciation by investing primarily in equity securities.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             Growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   Long-term growth of capital with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                      Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               Current income.
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             High current income.
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                             Capital growth.
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                           Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                  Capital appreciation with income as a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                   Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                              Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                         High total return.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                               Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                          of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                              the Standard & Poor's 500 Index which emphasizes stocks of large U.S.
                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
                                                               Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                           securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  Long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

   Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                     SALES
----------                                                                  ---------                     -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                                  $      140,314              $       18,519
   Phoenix-Aberdeen New Asia Series'                                               5,535                          11
   Phoenix-AIM Mid-Cap Equity Series                                              44,439                       7,688
   Phoenix-Alliance/Bernstein Growth + Value Series                               31,723                         234
   Phoenix-Deutsche Dow 30 Series                                                 86,573                       2,513
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                   385,693                     191,934
   Phoenix-Duff & Phelps Real Estate Securities Series                           191,321                      30,086
   Phoenix-Engemann Capital Growth Series                                        176,217                       2,711
   Phoenix-Engemann Small & Mid-Cap Growth Series                                175,711                       2,303
   Phoenix-Goodwin Money Market Series                                           982,250                     127,439
   Phoenix-Goodwin Multi-Sector Fixed Income Series                              453,383                      42,750
   Phoenix-Hollister Value Equity Series                                         553,458                       4,584
   Phoenix-J.P. Morgan Research Enhanced Index Series                            155,351                       1,226
   Phoenix-Janus Flexible Income Series                                          244,548                      14,325
   Phoenix-Janus Growth Series                                                   177,522                       2,450
   Phoenix-Kayne Large-Cap Core Series                                            15,109                       2,187
   Phoenix-Kayne Small-Cap Quality Value Series                                   18,782                          43
   Phoenix-Lazard International Equity Select Series                             148,033                          21
   Phoenix-Lazard Small-Cap Value Series                                           9,773                          25
   Phoenix-Lazard U.S. Multi-Cap Series                                            1,084                           -
   Phoenix-Lord Abbett Bond-Debenture Series                                      15,429                       3,715
   Phoenix-Lord Abbett Large-Cap Value Series                                    191,248                       3,313
   Phoenix-Lord Abbett Mid-Cap Value Series                                       82,181                       2,312
   Phoenix-MFS Investors Growth Stock Series                                     134,221                         467
   Phoenix-MFS Investors Trust Series                                             43,021                       1,149
   Phoenix-MFS Value Series                                                      536,509                     233,166
   Phoenix-Oakhurst Growth and Income Series                                     409,931                      15,361
   Phoenix-Oakhurst Strategic Allocation Series                                  255,271                      15,145
   Phoenix-Sanford Bernstein Global Value Series                                  96,400                         717
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                241,791                       4,520
   Phoenix-Sanford Bernstein Small-Cap Value Series                              146,490                      11,243
   Phoenix-Seneca Mid-Cap Growth Series                                          206,370                      11,568
   Phoenix-Seneca Strategic Theme Series                                          96,273                      19,346
   Phoenix-State Street Research Small-Cap Growth Series                          29,387                           4
   Phoenix-Van Kampen Focus Equity Series                                         15,775                          74

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                     SALES
----------                                                                  ---------                     -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                     $      348,483              $        2,808
   AIM V.I. Premier Equity Fund                                                  127,594                         829

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                     159,952                       5,224

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                            2,215,975                     420,650
   Federated High Income Bond Fund II                                            168,017                         906

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                   236,536                       6,797
   VIP Growth Opportunities Portfolio                                             59,512                       1,789
   VIP Growth Portfolio                                                          160,829                       8,344

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                 315,619                      19,912
   Templeton Foreign Securities Fund                                             166,835                       4,041
   Templeton Growth Securities Fund                                              154,214                       7,798

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                         256,690                       2,391
   Scudder VIT Equity 500 Index Fund                                             801,605                     318,252

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                           17,395                         818

Wanger Advisors Trust
   Wanger Foreign Forty                                                           55,090                       7,838
   Wanger International Small Cap                                                180,826                       8,823
   Wanger Twenty                                                                  63,863                       1,072
   Wanger U.S. Smaller Companies                                                 285,174                       9,450

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(2)
   Units                                                                             60,926
   Unit Value, end of period                                                      $1.711922
   Net assets, end of period (thousands)                                          $     104
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.06%)(22)
   Total return                                                                      (11.67%)

   PHOENIX-ABERDEEN NEW ASIA SERIES(17)
   Units                                                                              2,520
   Unit Value, end of period                                                      $2.158184
   Net assets, end of period (thousands)                                          $       5
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  8.70%(22)
   Total return                                                                       (5.69%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(9)
   Units                                                                             19,263
   Unit Value, end of period                                                      $1.825327
   Net assets, end of period (thousands)                                          $      35
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.80%)(22)
   Total return                                                                      (15.98%)

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(14)
   Units                                                                             18,354
   Unit Value, end of period                                                      $1.501730
   Net assets, end of period (thousands)                                          $      28
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.79%)(22)
   Total return                                                                      (19.16%)

   PHOENIX-DEUTSCHE DOW 30 SERIES(10)
   Units                                                                             46,654
   Unit Value, end of period                                                      $1.701454
   Net assets, end of period (thousands)                                          $      79
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  1.99%(22)
   Total return                                                                      (17.80%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(3)
   Units                                                                            135,777
   Unit Value, end of period                                                      $1.232820
   Net assets, end of period (thousands)                                          $     167
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.74%)(22)
   Total return                                                                      (32.41%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(7)
   Units                                                                             71,731
   Unit Value, end of period                                                      $2.249823
   Net assets, end of period (thousands)                                          $     161
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  2.59%(22)
   Total return                                                                        2.04%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
   Units                                                                            100,387
   Unit Value, end of period                                                      $1.490222
   Net assets, end of period (thousands)                                          $     150
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.77%)(22)
   Total return                                                                      (20.47%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(2)
   Units                                                                            109,759
   Unit Value, end of period                                                      $1.473171
   Net assets, end of period (thousands)                                          $     162
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.78%)(22)
   Total return                                                                      (19.40%)

   PHOENIX-GOODWIN MONEY MARKET SERIES(4)
   Units                                                                            428,650
   Unit Value, end of period                                                      $1.991872
   Net assets, end of period (thousands)                                          $     854
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.50%)(22)
   Total return                                                                       (0.35%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(7)
   Units                                                                            194,385
   Unit Value, end of period                                                      $2.154658
   Net assets, end of period (thousands)                                          $     419
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  6.65%(22)
   Total return                                                                        7.72%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
   Units                                                                            300,799
   Unit Value, end of period                                                      $1.579585
   Net assets, end of period (thousands)                                          $     475
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.12%)(22)
   Total return                                                                      (19.28%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(1)
   Units                                                                             94,171
   Unit Value, end of period                                                      $1.521814
   Net assets, end of period (thousands)                                          $     143
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.43%)(22)
   Total return                                                                      (21.55%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES(5)
   Units                                                                            110,675
   Unit Value, end of period                                                      $2.141567
   Net assets, end of period (thousands)                                          $     237
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  3.58%(22)
   Total return                                                                        8.93%

   PHOENIX-JANUS GROWTH SERIES(2)
   Units                                                                            113,456
   Unit Value, end of period                                                      $1.426674
   Net assets, end of period (thousands)                                          $     162
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.79%)(22)
   Total return                                                                      (23.47%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-KAYNE LARGE-CAP CORE SERIES(16)
   Units                                                                              6,517
   Unit Value, end of period                                                      $1.917455
   Net assets, end of period (thousands)                                          $      12
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.64%)(22)
   Total return                                                                       (0.23%)

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(16)
   Units                                                                              9,423
   Unit Value, end of period                                                      $2.005979
   Net assets, end of period (thousands)                                          $      19
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  2.70%(22)
   Total return                                                                        1.77%

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(20)
   Units                                                                             78,757
   Unit Value, end of period                                                      $1.902145
   Net assets, end of period (thousands)                                          $     150
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.83%)(22)
   Total return                                                                       (0.33%)

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(16)
   Units                                                                              4,847
   Unit Value, end of period                                                      $1.943947
   Net assets, end of period (thousands)                                          $       9
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.34%)(22)
   Total return                                                                       (2.00)%

   PHOENIX-LAZARD U.S. MULTI-CAP SERIES(21)
   Units                                                                                521
   Unit Value, end of period                                                      $1.995998
   Net assets, end of period (thousands)                                          $       1
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  1.20%(22)
   Total return                                                                       (3.78%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(19)
   Units                                                                              5,691
   Unit Value, end of period                                                      $2.112415
   Net assets, end of period (thousands)                                          $      12
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  8.34%(22)
   Total return                                                                        5.45%

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(16)
   Units                                                                             94,806
   Unit Value, end of period                                                      $1.970932
   Net assets, end of period (thousands)                                          $     187
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                (0.13%)(22)
   Total return                                                                        1.59%

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(20)
   Units                                                                             40,929
   Unit Value, end of period                                                      $1.986794
   Net assets, end of period (thousands)                                          $      81
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  0.42%(22)
   Total return                                                                        2.87%

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(11)
   Units                                                                             85,802
   Unit Value, end of period                                                      $1.450060
   Net assets, end of period (thousands)                                          $     124
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.78%)(22)
   Total return                                                                      (23.39%)

   PHOENIX-MFS INVESTORS TRUST SERIES(10)
   Units                                                                             22,936
   Unit Value, end of period                                                      $1.577184
   Net assets, end of period (thousands)                                          $      36
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.94%)(22)
   Total return                                                                      (19.57%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-MFS VALUE SERIES(3)
   Units                                                                            158,884
   Unit Value, end of period                                                      $1.734304
   Net assets, end of period (thousands)                                          $     276
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.18%)(22)
   Total return                                                                      (16.66%)

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
   Units                                                                            223,725
   Unit Value, end of period                                                      $1.547095
   Net assets, end of period (thousands)                                          $     346
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.19%)(22)
   Total return                                                                      (19.37%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(8)
   Units                                                                            132,617
   Unit Value, end of period                                                      $1.757515
   Net assets, end of period (thousands)                                          $     233
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  1.86%(22)
   Total return                                                                      (11.28%)

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(13)
   Units                                                                             48,648
   Unit Value, end of period                                                      $1.711604
   Net assets, end of period (thousands)                                          $      83
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  0.23%(22)
   Total return                                                                      (16.60%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
   Units                                                                            108,878
   Unit Value, end of period                                                      $1.910349
   Net assets, end of period (thousands)                                          $     208
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.22%)(22)
   Total return                                                                      (10.78%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
   Units                                                                             64,433
   Unit Value, end of period                                                      $1.912086
   Net assets, end of period (thousands)                                          $     123
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.56%)(22)
   Total return                                                                      (18.31%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
   Units                                                                            116,827
   Unit Value, end of period                                                      $1.354158
   Net assets, end of period (thousands)                                          $     158
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.76%)(22)
   Total return                                                                      (29.08%)

   PHOENIX-SENECA STRATEGIC THEME SERIES(6)
   Units                                                                             41,268
   Unit Value, end of period                                                      $1.312593
   Net assets, end of period (thousands)                                          $      54
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.74%)(22)
   Total return                                                                      (33.95%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(20)
   Units                                                                             14,432
   Unit Value, end of period                                                      $2.002842
   Net assets, end of period (thousands)                                          $      29
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.78%)(22)
   Total return                                                                       (5.28%)

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(18)
   Units                                                                             11,785
   Unit Value, end of period                                                      $1.387043
   Net assets, end of period (thousands)                                          $      16
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.83%)(22)
   Total return                                                                        4.37%

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(1)
   Units                                                                            214,040
   Unit Value, end of period                                                      $1.525487
   Net assets, end of period (thousands)                                          $     327
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.79%)(22)
   Total return                                                                      (22.63%)

   AIM V.I. PREMIER EQUITY FUND(5)
   Units                                                                             87,133
   Unit Value, end of period                                                      $1.393986
   Net assets, end of period (thousands)                                          $     121
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.37%)(22)
   Total return                                                                      (29.30%)

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(12)
   Units                                                                             97,783
   Unit Value, end of period                                                      $1.331162
   Net assets, end of period (thousands)                                          $     130
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.76%)(22)
   Total return                                                                      (28.62%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
   Units                                                                            873,234
   Unit Value, end of period                                                      $2.121991
   Net assets, end of period (thousands)                                          $   1,853
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.35%)(22)
   Total return                                                                        5.83%

   FEDERATED HIGH INCOME BOND FUND II(3)
   Units                                                                             86,311
   Unit Value, end of period                                                      $1.980793
   Net assets, end of period (thousands)                                          $     171
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.70%)(22)
   Total return                                                                       (0.78%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(5)
   Units                                                                            118,108
   Unit Value, end of period                                                      $1.824604
   Net assets, end of period (thousands)                                          $     216
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.79%)(22)
   Total return                                                                      (12.20%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO(1)
   Units                                                                             31,057
   Unit Value, end of period                                                      $1.558202
   Net assets, end of period (thousands)                                          $      48
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.77%)(22)
   Total return                                                                      (20.03%)

   VIP GROWTH PORTFOLIO(4)
   Units                                                                            102,721
   Unit Value, end of period                                                      $1.387589
   Net assets, end of period (thousands)                                          $     143
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.78%)(22)
   Total return                                                                      (31.94%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
   MUTUAL SHARES SECURITIES FUND(3)
   Units                                                                            158,719
   Unit Value, end of period                                                      $1.782971
   Net assets, end of period (thousands)                                          $     283
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.28%)(22)
   Total return                                                                      (13.39%)

   TEMPLETON FOREIGN SECURITIES FUND(12)
   Units                                                                             90,717
   Unit Value, end of period                                                      $1.630520
   Net assets, end of period (thousands)                                          $     148
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.22%)(22)
   Total return                                                                      (22.10%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   TEMPLETON GROWTH SECURITIES FUND(12)
   Units                                                                             81,359
   Unit Value, end of period                                                      $1.629696
   Net assets, end of period (thousands)                                          $     133
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (0.14%)(22)
   Total return                                                                      (21.64%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(1)
   Units                                                                            139,107
   Unit Value, end of period                                                      $1.559963
   Net assets, end of period (thousands)                                          $     217
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  1.79%(22)
   Total return                                                                      (18.36%)

   SCUDDER VIT EQUITY 500 INDEX FUND(3)
   Units                                                                            270,650
   Unit Value, end of period                                                      $1.549216
   Net assets, end of period (thousands)                                          $     419
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                  1.40%(22)
   Total return                                                                      (22.52%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(15)
   Units                                                                             12,738
   Unit Value, end of period                                                      $1.007064
   Net assets, end of period (thousands)                                          $      13
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.72%)(22)
   Total return                                                                      (35.74%)

WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY(9)
   Units                                                                             24,275
   Unit Value, end of period                                                      $1.721960
   Net assets, end of period (thousands)                                          $      42
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.79%)(22)
   Total return                                                                      (16.06%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                               PERIOD ENDED
                                                                               DECEMBER 31,
                                                                               ------------
                                                                                   2002
                                                                               ------------
   WANGER INTERNATIONAL SMALL CAP(2)
   Units                                                                             98,058
   Unit Value, end of period                                                      $1.722408
   Net assets, end of period (thousands)                                          $     169
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.82%)(22)
   Total return                                                                      (12.91%)

   WANGER TWENTY(13)
   Units                                                                             33,660
   Unit Value, end of period                                                      $1.908768
   Net assets, end of period (thousands)                                          $      64
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.82%)(22)
   Total return                                                                       (2.38%)

   WANGER U.S. SMALLER COMPANIES(2)
   Units                                                                            155,983
   Unit Value, end of period                                                      $1.737774
   Net assets, end of period (thousands)                                          $     271
   Morality and Expense fees as a % of average net assets                              1.80%(22)
   Net investment income as a % of average net assets                                 (1.81%)(22)
   Total return                                                                      (13.72%)

(1) From Inception February 15, 2002 to December 31, 2002.
(2) From Inception February 19, 2002 to December 31, 2002.
(3) From Inception March 1, 2002 to December 31, 2002.
(4) From Inception March 11, 2002 to December 31, 2002.
(5) From Inception March 13, 2002 to December 31, 2002.
(6) From Inception March 20, 2002 to December 31, 2002.
(7) From Inception April 1, 2002 to December 31, 2002.
(8) From Inception April 5, 2002 to December 31, 2002.
(9) From Inception April 9, 2002 to December 31, 2002.
(10) From Inception April 22, 2002 to December 31, 2002.
(11) From Inception April 23, 2002 to December 31, 2002.
(12) From Inception April 24, 2002 to December 31, 2002.
(13) From Inception May 1, 2002 to December 31, 2002.
(14) From Inception May 13, 2002 to December 31, 2002.
(15) From Inception May 17, 2002 to December 31, 2002.
(16) From Inception September 3, 2002 to December 31, 2002.
(17) From Inception September 5, 2002 to December 31, 2002.
(18) From Inception September 27, 2002 to December 31, 2002.
(19) From Inception October 23, 2002 to December 31, 2002.
(20) From Inception November 1, 2002 to December 31, 2002.
(21) From Inception December 2, 2002 to December 31, 2002.
(22) Annualized.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                 PHOENIX-
                                                 ABERDEEN            PHOENIX-           PHOENIX-AIM        PHOENIX-ALLIANCE/
                                              INTERNATIONAL        ABERDEEN NEW        MID-CAP EQUITY       BERNSTEIN GROWTH
                                                  SERIES            ASIA SERIES            SERIES            + VALUE SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   41,172                2,290                3,499                9,929
Participant transfers                                  19,686                  237               15,811                8,425
Participant withdrawals                                    68                   (7)                 (47)                   -
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       60,926                2,520               19,263               18,354
                                            ================================================================================

                                                                                       PHOENIX-DUFF &          PHOENIX-
                                                PHOENIX-         PHOENIX-DEUTSCHE        PHELPS REAL           ENGEMANN
                                             DEUTSCHE DOW 30        NASDAQ 100        ESTATE SECURITIES     CAPITAL GROWTH
                                                 SERIES           INDEX(R) SERIES          SERIES               SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   25,024               11,157               10,794               76,851
Participant transfers                                  22,442              136,561               60,845               23,608
Participant withdrawals                                  (812)             (11,941)                  92                  (72)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       46,654              135,777               71,731              100,387
                                            ================================================================================

                                                 PHOENIX-                                 PHOENIX-
                                              ENGEMANN SMALL          PHOENIX-          GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                & MID-CAP          GOODWIN MONEY        SECTOR FIXED         VALUE EQUITY
                                              GROWTH SERIES        MARKET SERIES        INCOME SERIES           SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                  107,280              202,272              124,792              170,876
Participant transfers                                   3,000              230,176               71,043              130,724
Participant withdrawals                                  (521)              (3,798)              (1,450)                (801)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                      109,759              428,650              194,385              300,799
                                            ================================================================================

                                                PHOENIX-J.P.
                                              MORGAN RESEARCH      PHOENIX-JANUS                            PHOENIX-KAYNE
                                              ENHANCED INDEX      FLEXIBLE INCOME       PHOENIX-JANUS       LARGE-CAP CORE
                                                  SERIES              SERIES            GROWTH SERIES           SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   32,975               59,143               91,434                2,001
Participant transfers                                  61,356               54,327               22,834                4,519
Participant withdrawals                                  (160)              (2,795)                (812)                  (3)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       94,171              110,675              113,456                6,517
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                              PHOENIX-KAYNE       PHOENIX-LAZARD
                                                SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                              QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                                 SERIES               SERIES               SERIES               SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    6,272               77,114                2,496                    -
Participant transfers                                   3,138                1,643                2,351                  521
Participant withdrawals                                    13                    -                    -                    -
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                        9,423               78,757                4,847                  521
                                            ================================================================================

                                               PHOENIX-LORD        PHOENIX-LORD          PHOENIX-LORD         PHOENIX-MFS
                                               ABBETT BOND-      ABBETT LARGE-CAP       ABBETT MID-CAP      INVESTORS GROWTH
                                            DEBENTURE SERIES       VALUE SERIES          VALUE SERIES         STOCK SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    4,495               74,894               40,437               71,239
Participant transfers                                   1,198               18,974                  497               13,910
Participant withdrawals                                    (2)                 938                   (5)                 653
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                        5,691               94,806               40,929               85,802
                                            ================================================================================

                                                                                          PHOENIX-             PHOENIX-
                                               PHOENIX-MFS                             OAKHURST GROWTH         OAKHURST
                                             INVESTORS TRUST        PHOENIX-MFS          AND INCOME            STRATEGIC
                                                 SERIES             VALUE SERIES           SERIES          ALLOCATION SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   16,047               34,548              167,381               68,522
Participant transfers                                   7,189              129,126               58,075               66,377
Participant withdrawals                                  (300)              (4,790)              (1,731)              (2,282)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       22,936              158,884              223,725              132,617
                                            ================================================================================

                                            PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SANFORD       PHOENIX-SENECA
                                            BERNSTEIN GLOBAL      BERNSTEIN MID-      BERNSTEIN SMALL-      MID-CAP GROWTH
                                              VALUE SERIES       CAP VALUE SERIES     CAP VALUE SERIES          SERIES
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   38,894               55,644               17,098               74,981
Participant transfers                                   9,754               53,541               47,523               43,867
Participant withdrawals                                     -                 (307)                (188)              (2,021)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       48,648              108,878               64,433              116,827
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                                   PHOENIX-STATE
                                             PHOENIX-SENECA       STREET RESEARCH        PHOENIX-VAN       AIM V.I. CAPITAL
                                             STRATEGIC THEME         SMALL-CAP          KAMPEN FOCUS         APPRECIATION
                                                 SERIES            GROWTH SERIES        EQUITY SERIES            FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   38,610               14,115               11,287              174,639
Participant transfers                                     723                  317                  498               38,733
Participant withdrawals                                 1,935                    -                    -                  668
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       41,268               14,432               11,785              214,040
                                            ================================================================================

                                                                                       FEDERATED FUND
                                                                  ALGER AMERICAN          FOR U.S.          FEDERATED HIGH
                                            AIM V.I. PREMIER     LEVERAGED ALLCAP        GOVERNMENT          INCOME BOND
                                               EQUITY FUND           PORTFOLIO          SECURITIES II           FUND II
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   32,315               74,781              353,952               17,358
Participant transfers                                  55,521               23,271              524,479               68,951
Participant withdrawals                                  (703)                (269)              (5,197)                   2
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       87,133               97,783              873,234               86,311
                                            ================================================================================

                                                                    VIP GROWTH
                                             VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH          MUTUAL SHARES
                                                PORTFOLIO            PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   79,449               29,128               59,759               99,452
Participant transfers                                  41,839                2,175               43,184               62,220
Participant withdrawals                                (3,180)                (246)                (222)              (2,953)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                      118,108               31,057              102,721              158,719
                                            ================================================================================

                                                                                        SCUDDER VIT
                                                TEMPLETON            TEMPLETON         EAFE(R) EQUITY         SCUDDER VIT
                                                 FOREIGN              GROWTH               INDEX           EQUITY 500 INDEX
                                             SECURITIES FUND      SECURITIES FUND           FUND                 FUND
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                   50,141               55,261               72,542               61,503
Participant transfers                                  40,569               28,336               68,297              218,396
Participant withdrawals                                     7               (2,238)              (1,732)              (9,249)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       90,717               81,359              139,107              270,650
                                            ================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                               SUBACCOUNT
                                            --------------------------------------------------------------------------------
                                                                                          WANGER
                                               TECHNOLOGY         WANGER FOREIGN       INTERNATIONAL
                                                PORTFOLIO             FORTY              SMALL CAP           WANGER TWENTY
                                            -----------------    -----------------    -----------------    -----------------
Units outstanding, beginning of period                      -                    -                    -                    -
Participant deposits                                    7,006               15,611               89,940               12,687
Participant transfers                                   5,675                8,680                8,432               21,078
Participant withdrawals                                    57                  (16)                (314)                (105)
                                            --------------------------------------------------------------------------------
Units outstanding, end of period                       12,738               24,275               98,058               33,660
                                            ================================================================================

                                                WANGER U.S.
                                                 SMALLER
                                                COMPANIES
                                            -----------------
Units outstanding, beginning of period                      -
Participant deposits                                   93,794
Participant transfers                                  62,098
Participant withdrawals                                    91
                                            -----------------
Units outstanding, end of period                      155,983
                                            =================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.675% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 during the year ended December 31, 2002.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $1,414 during the year ended December 31, 2002.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 2)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                    Surviving Series                     Approval Date            Merger Date
-------------------                    ----------------                     -------------            -----------
Phoenix-Aberdeen New Asia              Phoenix-Aberdeen International       November 12, 2002        February 7, 2003
Phoenix-MFS Investors Growth Stock     Phoenix-Janus Growth (1)             December 10, 2002        February 14, 2003
Phoenix-Van Kampen Focus Equity        Phoenix-Janus Growth (1)             December 10, 2002        February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 2)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------
                                                  [LOGO OF PHOENIX] PHOENIX
                                                     WEALTH MANAGEMENT(R)

                PHOENIX
               INVESTOR'S
                EDGE(SM)

            V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T

                   PHL VARIABLE ACCUMULATION ACCOUNT
                   DECEMBER 31, 2002

                                                              DEATH BENEFIT
                                                                 OPTION 3
--------------------------------------------------------------------------------
VA0445AR3 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                     PHOENIX-             PHOENIX-                              PHOENIX-ALLIANCE/
                                     ABERDEEN           ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                   INTERNATIONAL           ASIA             MID-CAP EQUITY       GROWTH + VALUE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  --------------       --------------       --------------      -----------------
ASSETS
   Investment at cost             $      114,194       $        3,842       $       24,629       $       29,296
                                  ==============       ==============       ==============       ==============
   Investment at market           $      110,385       $        3,610       $       22,704       $       25,072
                                  --------------       --------------       --------------       --------------
       Total assets                      110,385                3,610               22,704               25,072
LIABILITIES
   Accrued expenses                          191                    6                   38                  118
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      110,194       $        3,604       $       22,666       $       24,954
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            64,476                1,673               12,438               16,670
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.709092       $     2.154640       $     1.822338       $     1.499246
                                  ==============       ==============       ==============       ==============

                                                          PHOENIX-
                                                          DEUTSCHE         PHOENIX-DUFF &           PHOENIX-
                                     PHOENIX-            NASDAQ-100          PHELPS REAL            ENGEMANN
                                  DEUTSCHE DOW 30         INDEX(R)        ESTATE SECURITIES      CAPITAL GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------      --------------     -----------------      --------------
ASSETS
   Investment at cost             $       15,190       $       75,789       $       33,660       $      115,358
                                  ==============       ==============       ==============       ==============
   Investment at market           $       13,291       $       73,201       $       34,423       $       91,625
                                  --------------       --------------       --------------       --------------
       Total assets                       13,291               73,201               34,423               91,625
LIABILITIES
   Accrued expenses                           22                  125                   79                  142
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       13,269       $       73,076       $       34,344       $       91,483
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             7,812               59,373               15,290               61,490
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.698647       $     1.230779       $     2.246123       $     1.487770
                                  ==============       ==============       ==============       ==============

                                     PHOENIX-                                  PHOENIX-
                                  ENGEMANN SMALL           PHOENIX-         GOODWIN MULTI-
                                    & MID-CAP           GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                      GROWTH               MARKET               INCOME            VALUE EQUITY
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------      -----------------
ASSETS
   Investment at cost             $       53,055       $       69,726       $       96,069       $      313,623
                                  ==============       ==============       ==============       ==============
   Investment at market           $       41,532       $       69,726       $       98,134       $      276,366
                                  --------------       --------------       --------------       --------------
       Total assets                       41,532               69,726               98,134              276,366
LIABILITIES
   Accrued expenses                           66                  133                  182                  456
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       41,466       $       69,593       $       97,952       $      275,910
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            28,194               34,996               45,536              174,960
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.470749       $     1.988579       $     2.151112       $     1.576992
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                   PHOENIX-J.P.
                                      MORGAN
                                     RESEARCH           PHOENIX-JANUS        PHOENIX-JANUS       PHOENIX-KAYNE
                                  ENHANCED INDEX       FLEXIBLE INCOME          GROWTH           LARGE-CAP CORE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $       23,701       $      277,111       $      230,751       $       15,115
                                  ==============       ==============       ==============       ==============
   Investment at market           $       21,563       $      282,522       $      214,532       $       14,713
                                  --------------       --------------       --------------       --------------
       Total assets                       21,563              282,522              214,532               14,713
LIABILITIES
   Accrued expenses                           16                  506                  362                   13
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       21,547       $      282,016       $      214,170       $       14,700
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            14,182              131,903              150,366                7,671
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.519302       $     2.138046       $     1.424323       $     1.916316
                                  ==============       ==============       ==============       ==============

                                                         PHOENIX-LORD        PHOENIX-LORD          PHOENIX-MFS
                                  PHOENIX-LAZARD         ABBETT BOND-       ABBETT LARGE-CAP     INVESTORS GROWTH
                                  SMALL-CAP VALUE         DEBENTURE             VALUE                 STOCK
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ----------------      --------------
ASSETS
   Investment at cost             $        5,234       $        5,119       $        2,138       $       39,754
                                  ==============       ==============       ==============       ==============
   Investment at market           $        5,191       $        5,056       $        2,075       $       35,935
                                  --------------       --------------       --------------       --------------
       Total assets                        5,191                5,056                2,075               35,935
LIABILITIES
   Accrued expenses                            3                    3                    3                   63
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        5,188       $        5,053       $        2,072       $       35,872
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             2,671                2,394                1,052               24,779
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.942805       $     2.111168       $     1.969767       $     1.447666
                                  ==============       ==============       ==============       ==============

                                                                                                    PHOENIX-
                                                                               PHOENIX-             OAKHURST
                                    PHOENIX-MFS         PHOENIX-MFS         OAKHURST GROWTH        STRATEGIC
                                 INVESTORS TRUST           VALUE               AND INCOME          ALLOCATION
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------      --------------      ----------------      ---------------
ASSETS
   Investment at cost             $        8,879       $      168,938       $      180,772       $      695,071
                                  ==============       ==============       ==============       ==============
   Investment at market           $        7,175       $      161,940       $      157,494       $      661,379
                                  --------------       --------------       --------------       --------------
       Total assets                        7,175              161,940              157,494              661,379
LIABILITIES
   Accrued expenses                           12                  258                  258                1,108
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        7,163       $      161,682       $      157,236       $      660,271
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             4,549               93,379              101,801              376,304
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.574592       $     1.731455       $     1.544536       $     1.754615
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                  PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SANFORD
                                  BERNSTEIN GLOBAL     BERNSTEIN MID-       BERNSTEIN SMALL-     PHOENIX-SENECA
                                       VALUE             CAP VALUE             CAP VALUE         MID-CAP GROWTH
                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                  ----------------    ----------------      ----------------    ----------------
ASSETS
   Investment at cost             $       53,050       $      319,787       $      241,299       $      219,239
                                  ==============       ==============       ==============       ==============
   Investment at market           $       49,433       $      286,734       $      223,770       $      172,784
                                  --------------       --------------       --------------       --------------
       Total assets                       49,433              286,734              223,770              172,784
LIABILITIES
   Accrued expenses                           85                  464                  385                  251
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       49,348       $      286,270       $      223,385       $      172,533
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            28,879              150,098              117,021              127,619
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.708777       $     1.907219       $     1.908937       $     1.351930
                                  ==============       ==============       ==============       ==============

                                                         PHOENIX-VAN
                                    PHOENIX-SENECA      KAMPEN FOCUS       AIM V.I. CAPITAL     AIM V.I. PREMIER
                                   STRATEGIC THEME         EQUITY            APPRECIATION            EQUITY
                                      SUBACCOUNT         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ----------------     --------------      ----------------     ----------------
ASSETS
   Investment at cost             $      166,030       $       23,460       $      154,371       $      141,153
                                  ==============       ==============       ==============       ==============
   Investment at market           $      132,084       $       21,483       $      132,430       $      132,314
                                  --------------       --------------       --------------       --------------
       Total assets                      132,084               21,483              132,430              132,314
LIABILITIES
   Accrued expenses                          205                   37                  205                  224
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      131,879       $       21,446       $      132,225       $      132,090
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           100,638               15,487               86,820               94,915
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.310436       $     1.384749       $     1.522975       $     1.391674
                                  ==============       ==============       ==============       ==============

                                                        FEDERATED FUND
                                   ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                     LEVERAGED           GOVERNMENT          INCOME BOND
                                      ALLCAP            SECURITIES II          FUND II          VIP CONTRAFUND(R)
                                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  --------------       --------------      ---------------      ----------------
ASSETS
   Investment at cost             $       57,279       $      428,966       $      124,161       $       40,982
                                  ==============       ==============       ==============       ==============
   Investment at market           $       50,355       $      444,701       $      121,634       $       38,535
                                  --------------       --------------       --------------       --------------
       Total assets                       50,355              444,701              121,634               38,535
LIABILITIES
   Accrued expenses                           70                  805                  219                   64
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       50,285       $      443,896       $      121,415       $       38,471
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            37,837              209,532               61,397               21,119
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.328972       $     2.118509       $     1.977537       $     1.821605
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                   TEMPLETON
                                     VIP GROWTH                             MUTUAL SHARES           FOREIGN
                                   OPPORTUNITIES         VIP GROWTH           SECURITIES           SECURITIES
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $       49,200       $      204,470       $      148,658       $       36,074
                                  ==============       ==============       ==============       ==============
   Investment at market           $       42,899       $      188,318       $      136,176       $       31,365
                                  --------------       --------------       --------------       --------------
       Total assets                       42,899              188,318              136,176               31,365
LIABILITIES
   Accrued expenses                           72                  312                  236                   52
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       42,827       $      188,006       $      135,940       $       31,313
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            27,530              135,714               76,369               19,236
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.555636       $     1.385303       $     1.780040       $     1.627829
                                  ==============       ==============       ==============       ==============

                                     TEMPLETON         SCUDDER VIT
                                      GROWTH          EAFE(R) EQUITY          SCUDDER VIT
                                    SECURITIES            INDEX            EQUITY 500 INDEX        TECHNOLOGY
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  --------------      ---------------      ----------------      --------------
ASSETS
   Investment at cost             $       64,334       $       76,100       $       36,497       $        4,763
                                  ==============       ==============       ==============       ==============
   Investment at market           $       56,064       $       70,487       $       31,796       $        2,891
                                  --------------       --------------       --------------       --------------
       Total assets                       56,064               70,487               31,796                2,891
LIABILITIES
   Accrued expenses                           94                1,225                  411                  (35)
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       55,970       $       69,262       $       31,385       $        2,926
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            34,400               44,473               20,292                2,911
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.627011       $     1.557393       $     1.546669       $     1.005404
                                  ==============       ==============       ==============       ==============

                                      WANGER                                  WANGER U.S.
                                   INTERNATIONAL                               SMALLER
                                     SMALL CAP         WANGER TWENTY          COMPANIES
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------
ASSETS
   Investment at cost             $      225,655       $       65,274       $      360,520
                                  ==============       ==============       ==============
   Investment at market           $      200,793       $       64,780       $      327,343
                                  --------------       --------------       --------------
       Total assets                      200,793               64,780              327,343
LIABILITIES
   Accrued expenses                          347                  111                  558
                                  --------------       --------------       --------------
NET ASSETS                        $      200,446       $       64,669       $      326,785
                                  ==============       ==============       ==============
Accumulation units outstanding           116,567               33,936              188,360
                                  ==============       ==============       ==============
Unit value                        $     1.719580       $     1.905623       $     1.734905
                                  ==============       ==============       ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                PHOENIX-        PHOENIX-                          PHOENIX-ALLIANCE/
                                                               ABERDEEN       ABERDEEN NEW      PHOENIX-AIM MID-      BERNSTEIN
                                                             INTERNATIONAL        ASIA             CAP EQUITY      GROWTH + VALUE
                                                            SUBACCOUNT(12)    SUBACCOUNT(2)       SUBACCOUNT(4)     SUBACCOUNT(10)
                                                            --------------    --------------    --------------    -----------------
Investment income
   Distributions                                            $          832    $           93    $          -       $          119
Expenses
   Mortality, expense risk and administrative charges                  742                65               210                307
                                                            --------------    --------------    --------------     --------------
Net investment income (loss)                                            90                28              (210)              (188)
                                                            --------------    --------------    --------------     --------------
Net realized gain (loss) from share transactions                    (1,169)              -                  (3)               (13)
Net realized gain distribution from Fund                               -                 -                  14                -
Net unrealized appreciation (depreciation) on investment            (3,809)             (232)           (1,925)            (4,224)
                                                            --------------    --------------    --------------     --------------
Net gain (loss) on investment                                       (4,978)             (232)           (1,914)            (4,237)
Net increase (decrease) in net assets resulting from
    operations                                              $       (4,888)   $         (204)   $       (2,124)    $       (4,425)
                                                            ==============    ==============    ==============     ==============

                                                                                PHOENIX-
                                                                                DEUTSCHE        PHOENIX-DUFF &       PHOENIX-
                                                              PHOENIX-         NASDAQ-100         PHELPS REAL        ENGEMANN
                                                           DEUTSCHE DOW 30      INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH
                                                            SUBACCOUNT(4)     SUBACCOUNT(2)      SUBACCOUNT(1)     SUBACCOUNT(1)
                                                            --------------    --------------    --------------    --------------
Investment income
   Distributions                                            $          163    $          -      $        1,583     $          -
Expenses
   Mortality, expense risk and administrative charges                  155               641               752              1,713
                                                            --------------    --------------    --------------     --------------
Net investment income (loss)                                             8              (641)              831             (1,713)
                                                            --------------    --------------    --------------     --------------
Net realized gain (loss) from share transactions                       (11)              (16)               64                 17
Net realized gain distribution from Fund                                18               -                 190                -
Net unrealized appreciation (depreciation) on investment            (1,899)           (2,588)              763            (23,733)
                                                            --------------    --------------    --------------     --------------
Net gain (loss) on investment                                       (1,892)           (2,604)            1,017            (23,716)
Net increase (decrease) in net assets resulting from
    operations                                              $       (1,884)   $       (3,245)   $        1,848     $      (25,429)
                                                            ==============    ==============    ==============     ==============

                                                               PHOENIX-                            PHOENIX-
                                                            ENGEMANN SMALL       PHOENIX-       GOODWIN MULTI-
                                                              & MID-CAP       GOODWIN MONEY     SECTOR FIXED     PHOENIX-HOLLISTER
                                                               GROWTH            MARKET            INCOME          VALUE EQUITY
                                                             SUBACCOUNT(1)     SUBACCOUNT(5)    SUBACCOUNT(6)       SUBACCOUNT(1)
                                                            --------------    --------------    --------------   -----------------
Investment income
   Distributions                                            $          -      $        1,016    $        3,813     $        2,201
Expenses
   Mortality, expense risk and administrative charges                  842             1,466               921              2,727
                                                            --------------    --------------    --------------     --------------
Net investment income (loss)                                          (842)             (450)            2,892               (526)
                                                            --------------    --------------    --------------     --------------
Net realized gain (loss) from share transactions                      (754)              -                  96               (541)
Net realized gain distribution from Fund                               -                 -                 -                  -
Net unrealized appreciation (depreciation) on investment           (11,523)              -               2,065            (37,257)
                                                            --------------    --------------    --------------     --------------
Net gain (loss) on investment                                      (12,277)              -               2,161            (37,798)
Net increase (decrease) in net assets resulting from
    operations                                              $      (13,119)   $         (450)   $        5,053     $      (38,324)
                                                            ==============    ==============    ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                             PHOENIX-J.P.
                                                               MORGAN
                                                              RESEARCH         PHOENIX-JANUS    PHOENIX-JANUS     PHOENIX-KAYNE
                                                            ENHANCED INDEX    FLEXIBLE INCOME      GROWTH         LARGE-CAP CORE
                                                             SUBACCOUNT(4)     SUBACCOUNT(3)    SUBACCOUNT(8)     SUBACCOUNT(13)
                                                            --------------    ---------------   --------------    --------------
Investment income
    Distributions                                           $          141    $        5,092    $          -      $           27
Expenses
    Mortality, expense risk and administrative charges                 216             1,909             1,727                13
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                           (75)            3,183            (1,727)               14
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                    (2,022)              (52)             (501)              -
Net realized gain distribution from Fund                               -                 912               -                 -
Net unrealized appreciation (depreciation) on investment            (2,138)            5,411           (16,219)             (402)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (4,160)            6,271           (16,720)             (402)
Net increase (decrease) in net assets resulting from
    operations                                              $       (4,235)   $        9,454    $      (18,447)   $         (388)
                                                            ==============    ==============    ==============    ==============

                                                                               PHOENIX-LORD      PHOENIX-LORD       PHOENIX-MFS
                                                            PHOENIX-LAZARD     ABBETT BOND-    ABBETT LARGE-CAP  INVESTORS GROWTH
                                                           SMALL-CAP VALUE       DEBENTURE           VALUE            STOCK
                                                            SUBACCOUNT(13)    SUBACCOUNT(13)    SUBACCOUNT(13)     SUBACCOUNT(4)
                                                            --------------    --------------   ----------------  ----------------
Investment income
    Distributions                                           $            5    $           86    $            4    $          -
Expenses
    Mortality, expense risk and administrative charges                   3                 4                 5               196
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                             2                82                (1)             (196)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                       -                 -                 -                   1
Net realized gain distribution from Fund                               -                   8               -                   1
Net unrealized appreciation (depreciation) on investment               (43)              (63)              (63)           (3,819)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                          (43)              (55)              (63)           (3,817)
Net increase (decrease) in net assets resulting from
    operations                                              $          (41)   $           27    $          (64)   $       (4,013)
                                                            ==============    ==============    ==============    ==============

                                                                                                                     PHOENIX-
                                                                                                    PHOENIX-         OAKHURST
                                                              PHOENIX-MFS       PHOENIX-MFS     OAKHURST GROWTH     STRATEGIC
                                                            INVESTORS TRUST        VALUE           AND INCOME       ALLOCATION
                                                             SUBACCOUNT(7)    SUBACCOUNT(10)     SUBACCOUNT(5)    SUBACCOUNT(2)
                                                            --------------    --------------    --------------    --------------
Investment income
    Distributions                                           $           35    $        1,279    $        1,161    $        9,596
Expenses
    Mortality, expense risk and administrative charges                 101               810             1,639             5,430
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                           (66)              469              (478)            4,166
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                        (7)              (12)             (738)             (105)
Net realized gain distribution from Fund                                10                22               -                 -
Net unrealized appreciation (depreciation) on investment            (1,704)           (6,998)          (23,278)          (33,692)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (1,701)           (6,988)          (24,016)          (33,797)
Net increase (decrease) in net assets resulting from
    operations                                              $       (1,767)   $       (6,519)   $      (24,494)   $      (29,631)
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            PHOENIX-SANFORD   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           BERNSTEIN GLOBAL    BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA
                                                                 VALUE           CAP VALUE          CAP VALUE     MID-CAP GROWTH
                                                             SUBACCOUNT(5)    SUBACCOUNT(4)      SUBACCOUNT(3)    SUBACCOUNT(1)
                                                           ---------------    ---------------   --------------    --------------
Investment income
    Distributions                                           $          469    $        1,702    $          953    $          -
Expenses
    Mortality, expense risk and administrative charges                 424             2,009             1,567             1,921
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                            45              (307)             (614)           (1,921)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                        (5)             (412)              385            (5,706)
Net realized gain distribution from Fund                               -              20,421             9,846               -
Net unrealized appreciation (depreciation) on investment            (3,617)          (33,053)          (17,529)          (46,455)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (3,622)          (13,044)           (7,298)          (52,161)
Net increase (decrease) in net assets resulting from
    operations                                              $       (3,577)   $      (13,351)   $       (7,912)   $      (54,082)
                                                            ==============    ==============    ==============    ==============

                                                                               PHOENIX-VAN
                                                            PHOENIX-SENECA     KAMPEN FOCUS     AIM V.I. CAPITAL  AIM V.I. PREMIER
                                                            STRATEGIC THEME       EQUITY          APPRECIATION         EQUITY
                                                             SUBACCOUNT(1)    SUBACCOUNT(11)      SUBACCOUNT(4)     SUBACCOUNT(5)
                                                            --------------    --------------    --------------    ----------------
Investment income
    Distributions                                           $          -      $          -      $          -      $          534
Expenses
    Mortality, expense risk and administrative charges               1,700               194             1,478             1,039
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                        (1,700)             (194)           (1,478)             (505)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                    (1,133)                7               (91)              (15)
Net realized gain distribution from Fund                               -                 -                 -                 -
Net unrealized appreciation (depreciation) on investment           (33,946)           (1,977)          (21,941)           (8,839)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                      (35,079)           (1,970)          (22,032)           (8,854)
Net increase (decrease) in net assets resulting from
    operations                                              $      (36,779)   $       (2,164)   $      (23,510)   $       (9,359)
                                                            ==============    ==============    ==============    ==============

                                                                              FEDERATED FUND
                                                            ALGER AMERICAN       FOR U.S.       FEDERATED HIGH
                                                               LEVERAGED        GOVERNMENT        INCOME BOND
                                                                ALLCAP        SECURITIES II         FUND II      VIP CONTRAFUND(R)
                                                             SUBACCOUNT(9)    SUBACCOUNT(5)      SUBACCOUNT(2)     SUBACCOUNT(4)
                                                            --------------    --------------    --------------   -----------------
Investment income
    Distributions                                           $            1    $           60    $        3,880    $          -
Expenses
    Mortality, expense risk and administrative charges                 380             3,436             1,071               374
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                          (379)           (3,376)            2,809              (374)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                        (1)               23              (260)               57
Net realized gain distribution from Fund                               -                 -                 -                 -
Net unrealized appreciation (depreciation) on investment            (6,924)           15,735            (2,527)           (2,447)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (6,925)           15,758            (2,787)           (2,390)
Net increase (decrease) in net assets resulting from
    operations                                              $       (7,304)   $       12,382    $           22    $       (2,764)
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                    TEMPLETON
                                                              VIP GROWTH                        MUTUAL SHARES        FOREIGN
                                                            OPPORTUNITIES       VIP GROWTH       SECURITIES         SECURITIES
                                                            SUBACCOUNT(5)      SUBACCOUNT(5)     SUBACCOUNT(3)     SUBACCOUNT(4)
                                                            --------------    --------------    --------------    --------------
Investment income
    Distributions                                           $          -      $          -      $          499    $          273
Expenses
    Mortality, expense risk and administrative charges                 434             1,551             1,414               306
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                          (434)           (1,551)             (915)              (33)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                      (217)              (25)             (161)               (7)
Net realized gain distribution from Fund                                 -                 -             1,236                 -
Net unrealized appreciation (depreciation) on investment            (6,301)          (16,152)          (12,482)           (4,709)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (6,518)          (16,177)          (11,407)           (4,716)
Net increase (decrease) in net assets resulting from
    operations                                              $       (6,952)   $      (17,728)   $      (12,322)   $       (4,749)
                                                            ==============    ==============    ==============    ==============

                                                               TEMPLETON       SCUDDER VIT
                                                                 GROWTH        EAFE(R) EQUITY    SCUDDER VIT
                                                               SECURITIES         INDEX        EQUITY 500 INDEX     TECHNOLOGY
                                                             SUBACCOUNT(4)    SUBACCOUNT(5)      SUBACCOUNT(4)     SUBACCOUNT(2)
                                                            --------------    ---------------  ----------------   --------------
Investment income
    Distributions                                           $          558    $        1,111    $          358    $          -
Expenses
    Mortality, expense risk and administrative charges                 504               472               165               401
                                                            --------------    --------------    --------------    --------------
Net investment income (loss)                                            54               639               193              (401)
                                                            --------------    --------------    --------------    --------------
Net realized gain (loss) from share transactions                       (11)           (1,546)           (1,469)          (27,428)
Net realized gain distribution from Fund                               548               -                 -                 -
Net unrealized appreciation (depreciation) on investment            (8,270)           (5,613)           (4,701)           (1,872)
                                                            --------------    --------------    --------------    --------------
Net gain (loss) on investment                                       (7,733)           (7,159)           (6,170)          (29,300)
Net increase (decrease) in net assets resulting from
    operations                                              $       (7,679)   $       (6,520)   $       (5,977)   $      (29,701)
                                                            ==============    ==============    ==============    ==============

                                                                 WANGER                           WANGER U.S.
                                                             INTERNATIONAL                         SMALLER
                                                               SMALL CAP      WANGER TWENTY       COMPANIES
                                                             SUBACCOUNT(1)    SUBACCOUNT(2)      SUBACCOUNT(1)
                                                            --------------    --------------    --------------
Investment income
    Distributions                                           $          -      $          -      $          -
Expenses
    Mortality, expense risk and administrative charges               2,491               574             3,682
                                                            --------------    --------------    --------------
Net investment income (loss)                                        (2,491)             (574)           (3,682)
                                                            --------------    --------------    --------------
Net realized gain (loss) from share transactions                       (14)               (7)              263
Net realized gain distribution from Fund                               -                 -                 -
Net unrealized appreciation (depreciation) on investment           (24,862)             (494)          (33,177)
                                                            --------------    --------------    --------------
Net gain (loss) on investment                                      (24,876)             (501)          (32,914)
Net increase (decrease) in net assets resulting from
    operations                                              $      (27,367)   $       (1,075)   $      (36,596)
                                                            ==============    ==============    ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

Footnotes for Statements of Operations
For the period ended December 31, 2002

 (1)  From inception February 15, 2002 to December 31, 2002.
 (2)  From inception February 19, 2002 to December 31, 2002.
 (3)  From inception February 25, 2002 to December 31, 2002.
 (4)  From inception February 26, 2002 to December 31, 2002.
 (5)  From inception March 1, 2002 to December 31, 2002.
 (6)  From inception March 14, 2002 to December 31, 2002.
 (7)  From inception March 19, 2002 to December 31, 2002.
 (8)  From inception March 22, 2002 to December 31, 2002.
 (9)  From inception March 27, 2002 to December 31, 2002.
(10)  From inception April 15, 2002 to December 31, 2002.
(11)  From inception May 1, 2002 to December 31, 2002.
(12)  From inception June 21, 2002 to December 31, 2002.
(13)  From inception November 1, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                               PHOENIX-          PHOENIX-                         PHOENIX-ALLIANCE/
                                                               ABERDEEN       ABERDEEN NEW     PHOENIX-AIM MID-      BERNSTEIN
                                                            INTERNATIONAL         ASIA           CAP EQUITY        GROWTH + VALUE
                                                            SUBACCOUNT(12)    SUBACCOUNT(2)      SUBACCOUNT(4)     SUBACCOUNT(10)
                                                            --------------    --------------   ----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                             $           90    $           28    $         (210)   $         (188)
   Net realized gain (loss)                                         (1,169)              -                  11               (13)
   Net unrealized appreciation (depreciation)                       (3,809)             (232)           (1,925)           (4,224)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (4,888)             (204)           (2,124)           (4,425)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            113,439             3,808             9,610            23,015
   Participant transfers                                             3,530               -              15,206             6,861
   Participant withdrawals                                          (1,887)              -                 (26)             (497)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                115,082             3,808            24,790            29,379
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                           110,194             3,604            22,666            24,954
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $      110,194    $        3,604    $       22,666    $       24,954
                                                            ==============    ==============    ==============    ==============

                                                                                 PHOENIX-
                                                                                 DEUTSCHE       PHOENIX-DUFF &        PHOENIX-
                                                                PHOENIX-        NASDAQ-100        PHELPS REAL         ENGEMANN
                                                            DEUTSCHE DOW 30      INDEX(R)      ESTATE SECURITIES   CAPITAL GROWTH
                                                             SUBACCOUNT(4)    SUBACCOUNT(2)      SUBACCOUNT(1)     SUBACCOUNT(1)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $            8    $         (641)   $          831    $       (1,713)
   Net realized gain (loss)                                              7               (16)              254                17
   Net unrealized appreciation (depreciation)                       (1,899)           (2,588)              763           (23,733)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (1,884)           (3,245)            1,848           (25,429)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             14,965             7,803            61,479           129,830
   Participant transfers                                               -              68,518           (26,796)           (8,956)
   Participant withdrawals                                             188               -              (2,187)           (3,962)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 15,153            76,321            32,496           116,912
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            13,269            73,076            34,344            91,483
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       13,269    $       73,076    $       34,344    $       91,483
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                PHOENIX-                          PHOENIX-
                                                            ENGEMANN SMALL       PHOENIX-      GOODWIN MULTI-
                                                              & MID-CAP       GOODWIN MONEY     SECTOR FIXED    PHOENIX-HOLLISTER
                                                                GROWTH           MARKET           INCOME           VALUE EQUITY
                                                             SUBACCOUNT(1)    SUBACCOUNT(5)     SUBACCOUNT(6)      SUBACCOUNT(1)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $         (842)   $         (450)   $        2,892    $         (526)
   Net realized gain (loss)                                           (754)              -                  96              (541)
   Net unrealized appreciation (depreciation)                      (11,523)              -               2,065           (37,257)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations               (13,119)             (450)            5,053           (38,324)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             75,960           292,841            78,555           295,928
   Participant transfers                                           (17,116)         (222,694)           14,381            20,866
   Participant withdrawals                                          (4,259)             (104)              (37)           (2,560)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 54,585            70,043            92,899           314,234
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            41,466            69,593            97,952           275,910
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       41,466    $       69,593    $       97,952    $      275,910
                                                            ==============    ==============    ==============    ==============

                                                               PHOENIX-J.P.
                                                                 MORGAN
                                                                RESEARCH       PHOENIX-JANUS     PHOENIX-JANUS    PHOENIX-KAYNE
                                                             ENHANCED INDEX   FLEXIBLE INCOME       GROWTH        LARGE-CAP CORE
                                                             SUBACCOUNT(4)     SUBACCOUNT (3)    SUBACCOUNT(8)    SUBACCOUNT(13)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $          (75)   $        3,183    $       (1,727)   $           14
   Net realized gain (loss)                                         (2,022)              860              (501)              -
   Net unrealized appreciation (depreciation)                       (2,138)            5,411           (16,219)             (402)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (4,235)            9,454           (18,447)             (388)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             18,446            68,892           207,941             7,382
   Participant transfers                                             7,314           204,903            27,901             7,757
   Participant withdrawals                                              22            (1,233)           (3,225)              (51)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 25,782           272,562           232,617            15,088
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            21,547           282,016           214,170            14,700
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       21,547    $      282,016    $      214,170    $       14,700
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                               PHOENIX-LORD      PHOENIX-LORD       PHOENIX-MFS
                                                            PHOENIX-LAZARD     ABBETT BOND-    ABBETT LARGE-CAP   INVESTORS GROWTH
                                                           SMALL-CAP VALUE       DEBENTURE           VALUE            STOCK
                                                            SUBACCOUNT(13)    SUBACCOUNT(13)    SUBACCOUNT(13)     SUBACCOUNT(4)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $            2    $           82    $           (1)   $         (196)
   Net realized gain (loss)                                            -                   8               -                   2
   Net unrealized appreciation (depreciation)                          (43)              (63)              (63)           (3,819)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                   (41)               27               (64)           (4,013)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              4,428             3,691               -              29,868
   Participant transfers                                               801             1,335             2,136            10,127
   Participant withdrawals                                             -                 -                 -                (110)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  5,229             5,026             2,136            39,885
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                             5,188             5,053             2,072            35,872
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $        5,188    $        5,053    $        2,072    $       35,872
                                                            ==============    ==============    ==============    ==============

                                                                                                                      PHOENIX-
                                                                                                    PHOENIX-         OAKHURST
                                                             PHOENIX-MFS        PHOENIX-MFS     OAKHURST GROWTH      STRATEGIC
                                                           INVESTORS TRUST         VALUE           AND INCOME       ALLOCATION
                                                            SUBACCOUNT(7)     SUBACCOUNT(10)     SUBACCOUNT(5)     SUBACCOUNT(2)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $          (66)   $          469    $         (478)   $        4,166
   Net realized gain (loss)                                              3                10              (738)             (105)
   Net unrealized appreciation (depreciation)                       (1,704)           (6,998)          (23,278)          (33,692)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (1,767)           (6,519)          (24,494)          (29,631)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              7,571           134,381           119,584           375,665
   Participant transfers                                             1,359            32,462            63,647           319,712
   Participant withdrawals                                             -               1,358            (1,501)           (5,475)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  8,930           168,201           181,730           689,902
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                             7,163           161,682           157,236           660,271
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $        7,163    $      161,682    $      157,236    $      660,271
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                            PHOENIX-SANFORD   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                            BERNSTEIN GLOBAL   BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA
                                                                 VALUE           CAP VALUE         CAP VALUE      MID-CAP GROWTH
                                                             SUBACCOUNT(5)     SUBACCOUNT(4)     SUBACCOUNT(3)     SUBACCOUNT(1)
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $           45    $         (307)   $         (614)   $       (1,921)
   Net realized gain (loss)                                             (5)           20,009            10,231            (5,706)
   Net unrealized appreciation (depreciation)                       (3,617)          (33,053)          (17,529)          (46,455)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (3,577)          (13,351)           (7,912)          (54,082)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                -             190,254           146,953           218,158
   Participant transfers                                            52,925           109,758            83,288             8,961
   Participant withdrawals                                             -                (391)            1,056              (504)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 52,925           299,621           231,297           226,615
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            49,348           286,270           223,385           172,533
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       49,348    $      286,270    $      223,385    $      172,533
                                                            ==============    ==============    ==============    ==============

                                                                              PHOENIX-VAN
                                                           PHOENIX-SENECA     KAMPEN FOCUS     AIM V.I. CAPITAL  AIM V.I. PREMIER
                                                           STRATEGIC THEME       EQUITY          APPRECIATION         EQUITY
                                                            SUBACCOUNT(1)    SUBACCOUNT(11)      SUBACCOUNT(4)     SUBACCOUNT(5)
                                                           ---------------   ---------------   ----------------  ----------------
FROM OPERATIONS
   Net investment income (loss)                             $       (1,700)   $         (194)   $       (1,478)   $         (505)
   Net realized gain (loss)                                         (1,133)                7               (91)              (15)
   Net unrealized appreciation (depreciation)                      (33,946)           (1,977)          (21,941)           (8,839)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations               (36,779)           (2,164)          (23,510)           (9,359)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            122,968               -              81,825            71,445
   Participant transfers                                            50,483            23,610            78,787            70,097
   Participant withdrawals                                          (4,793)              -              (4,877)              (93)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                168,658            23,610           155,735           141,449
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                           131,879            21,446           132,225           132,090
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $      131,879    $       21,446    $      132,225    $      132,090
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                              FEDERATED FUND
                                                             ALGER AMERICAN      FOR U.S.      FEDERATED HIGH
                                                                LEVERAGED       GOVERNMENT      INCOME BOND
                                                                 ALLCAP        SECURITIES II       FUND II       VIP CONTRAFUND(R)
                                                             SUBACCOUNT(9)     SUBACCOUNT(5)    SUBACCOUNT(2)      SUBACCOUNT(4)
                                                            --------------    --------------   ---------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                             $         (379)   $       (3,376)   $        2,809    $         (374)
   Net realized gain (loss)                                             (1)               23              (260)               57
   Net unrealized appreciation (depreciation)                       (6,924)           15,735            (2,527)           (2,447)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (7,304)           12,382                22            (2,764)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             27,344           159,415            60,503            33,254
   Participant transfers                                            31,014           272,779            60,435             8,535
   Participant withdrawals                                            (769)             (680)              455              (554)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 57,589           431,514           121,393            41,235
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            50,285           443,896           121,415            38,471
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       50,285    $      443,896    $      121,415    $       38,471
                                                            ==============    ==============    ==============    ==============

                                                                                                                   TEMPLETON
                                                               VIP GROWTH                      MUTUAL SHARES        FOREIGN
                                                             OPPORTUNITIES     VIP GROWTH        SECURITIES        SECURITIES
                                                             SUBACCOUNT(5)    SUBACCOUNT(5)     SUBACCOUNT(3)     SUBACCOUNT(4)
                                                            --------------    --------------   ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $         (434)   $       (1,551)   $         (915)   $          (33)
   Net realized gain (loss)                                           (217)              (25)            1,075                (7)
   Net unrealized appreciation (depreciation)                       (6,301)          (16,152)          (12,482)           (4,709)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (6,952)          (17,728)          (12,322)           (4,749)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             48,799           163,645            78,811            20,717
   Participant transfers                                             1,751            41,535            71,249            15,819
   Participant withdrawals                                            (771)              554            (1,798)             (474)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 49,779           205,734           148,262            36,062
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            42,827           188,006           135,940            31,313
NET ASSETS
   Beginning of period                                                 -                 -                 -                -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       42,827    $      188,006   $       135,940    $       31,313
                                                            ==============    ==============    ==============    ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                              TEMPLETON        SCUDDER VIT
                                                               GROWTH        EAFE(R) EQUITY       SCUDDER VIT
                                                             SECURITIES           INDEX        EQUITY 500 INDEX     TECHNOLOGY
                                                            SUBACCOUNT(4)      SUBACCOUNT(5)      SUBACCOUNT(4)    SUBACCOUNT(2)
                                                            --------------   ---------------   ----------------   --------------
FROM OPERATIONS
   Net investment income (loss)                             $           54    $          639    $          193    $         (401)
   Net realized gain (loss)                                            537            (1,546)           (1,469)          (27,428)
   Net unrealized appreciation (depreciation)                       (8,270)           (5,613)           (4,701)           (1,872)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) resulting from operations                (7,679)           (6,520)           (5,977)          (29,701)
                                                            --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                             28,962            34,775            35,669            72,493
   Participant transfers                                            34,858            41,150             1,877           (39,852)
   Participant withdrawals                                            (171)             (143)             (184)              (14)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                 63,649            75,782            37,362            32,627
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets                            55,970            69,262            31,385             2,926
NET ASSETS
   Beginning of period                                                 -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
   End of period                                            $       55,970    $       69,262    $       31,385    $        2,926
                                                            ==============    ==============    ==============    ==============

                                                                 WANGER                           WANGER U.S.
                                                             INTERNATIONAL                         SMALLER
                                                               SMALL CAP      WANGER TWENTY       COMPANIES
                                                             SUBACCOUNT(1)    SUBACCOUNT(2)     SUBACCOUNT(1)
                                                            --------------    --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                             $       (2,491)   $         (574)   $       (3,682)
   Net realized gain (loss)                                            (14)               (7)              263
   Net unrealized appreciation (depreciation)                      (24,862)             (494)          (33,177)
                                                            --------------    --------------    --------------
   Net increase (decrease) resulting from operations               (27,367)           (1,075)          (36,596)
                                                            --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            248,554             2,855           327,774
   Participant transfers                                           (15,614)           62,889            39,279
   Participant withdrawals                                          (5,127)              -              (3,672)
                                                            --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                227,813            65,744           363,381
                                                            --------------    --------------    --------------
   Net increase (decrease) in net assets                           200,446            64,669           326,785
NET ASSETS
   Beginning of period                                                 -                 -                 -
                                                            --------------    --------------    --------------
   End of period                                            $      200,446    $       64,669    $      326,785
                                                            ==============    ==============    ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

 (1)  From inception February 15, 2002 to December 31, 2002.
 (2)  From inception February 19, 2002 to December 31, 2002.
 (3)  From inception February 25, 2002 to December 31, 2002.
 (4)  From inception February 26, 2002 to December 31, 2002.
 (5)  From inception March 1, 2002 to December 31, 2002.
 (6)  From inception March 14, 2002 to December 31, 2002.
 (7)  From inception March 19, 2002 to December 31, 2002.
 (8)  From inception March 22, 2002 to December 31, 2002.
 (9)  From inception March 27, 2002 to December 31, 2002.
(10)  From inception April 15, 2002 to December 31, 2002.
(11)  From inception May 1, 2002 to December 31, 2002.
(12)  From inception June 21, 2002 to December 31, 2002.
(13)  From inception November 1, 2002 to December 31, 2002.

                        See Notes to Financial Statements

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policy holders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                        Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                          Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series             Track the total return of the Nasdaq-100 Index(R) before fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                   Long-term capital appreciation. The series has a secondary investment objective to seek current income.
----------------------------------------------------------------------------------------------------------------------------------
                                                        High total return by investing in a broadly diversified portfolio of
Phoenix-J.P. Morgan Research Enhanced Index Series      equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                             Long-term growth of capital in a manner consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                     Long-term capital appreciation with dividend income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation. Current income is a secondary investment objective.
----------------------------------------------------------------------------------------------------------------------------------

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                             INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                  Capital appreciation by investing primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective.
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income.
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income.
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth.
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary objective.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                   of the EAFE(R) Index which measures international stock market performance.
----------------------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                       of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                        U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                    securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                           Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                            PURCHASES                        SALES
----------                                                            ---------                        -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                          $       125,434                $       10,071
   Phoenix-Aberdeen New Asia Series                                         3,906                            64
   Phoenix-AIM Mid-Cap Equity Series                                       24,839                           207
   Phoenix-Alliance/Bernstein Growth + Value Series                        30,484                         1,175
   Phoenix-Deutsche Dow 30 Series                                          15,351                           150
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                             76,441                           636
   Phoenix-Duff & Phelps Real Estate Securities Series                     93,739                        60,143
   Phoenix-Engemann Capital Growth Series                                 161,284                        45,943
   Phoenix-Engemann Small & Mid-Cap Growth Series                         100,731                        46,922
   Phoenix-Goodwin Money Market Series                                    335,474                       265,748
   Phoenix-Goodwin Multi-Sector Fixed Income Series                       145,486                        49,513
   Phoenix-Hollister Value Equity Series                                  396,466                        82,302
   Phoenix-J.P. Morgan Research Enhanced Index Series                      36,326                        10,603
   Phoenix-Janus Flexible Income Series                                   359,085                        81,922
   Phoenix-Janus Growth Series                                            254,972                        23,720
   Phoenix-Kayne Large-Cap Core Series                                     15,165                            50
   Phoenix-Lazard Small-Cap Value Series                                    5,235                             1
   Phoenix-Lord Abbett Bond-Debenture Series                                5,121                             2
   Phoenix-Lord Abbett Large-Cap Value Series                               2,141                             3
   Phoenix-MFS Investors Growth Stock Series                               40,020                           267
   Phoenix-MFS Investors Trust Series                                       9,013                           127
   Phoenix-MFS Value Series                                               169,777                           827
   Phoenix-Oakhurst Growth and Income Series                              199,785                        18,275
   Phoenix-Oakhurst Strategic Allocation Series                           750,448                        55,272
   Phoenix-Sanford Bernstein Global Value Series                           53,462                           407
   Phoenix-Sanford Bernstein Mid-Cap Value Series                         334,593                        14,394
   Phoenix-Sanford Bernstein Small-Cap Value Series                       262,817                        21,903
   Phoenix-Seneca Mid-Cap Growth Series                                   324,389                        99,444
   Phoenix-Seneca Strategic Theme Series                                  189,570                        22,407
   Phoenix-Van Kampen Focus Equity Series                                  23,645                           192

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                            PURCHASES                        SALES
----------                                                            ---------                        -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                             $       158,828                $       4,366
   AIM V.I. Premier Equity Fund                                           142,266                        1,098

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                               58,428                        1,148

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                       434,598                        5,655
   Federated High Income Bond Fund II                                     161,706                       37,285

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                             46,951                        6,026
   VIP Growth Opportunities Portfolio                                      55,395                        5,978
   VIP Growth Portfolio                                                   206,600                        2,105

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                          196,280                       47,461
   Templeton Foreign Securities Fund                                       36,840                          759
   Templeton Growth Securities Fund                                        64,993                          648

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                   95,865                       18,219
   Scudder VIT Equity 500 Index Fund                                       49,124                       11,158

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                   105,769                       73,578

Wanger Advisors Trust
   Wanger International Small Cap                                         263,330                       37,661
   Wanger Twenty                                                           65,835                          554
   Wanger U.S. Smaller Companies                                          409,733                       49,476

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

     A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                                   ------------
                                                                                       2002
                                                                                   ------------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES(12)
   Units                                                                                 64,476
   Unit Value, end of period                                                          $1.709092
   Net assets, end of period (thousands)                                              $     110
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      0.24%(14)
   Total return                                                                          (13.17%)

   PHOENIX-ABERDEEN NEW ASIA SERIES(2)
   Units                                                                                  1,673
   Unit Value, end of period                                                          $2.154640
   Net assets, end of period (thousands)                                              $       4
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      0.84%(14)
   Total return                                                                            (5.2%)

   PHOENIX-AIM MID-CAP EQUITY SERIES(4)
   Units                                                                                 12,438
   Unit Value, end of period                                                          $1.822338
   Net assets, end of period (thousands)                                              $      23
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.93%)(14)
   Total return                                                                          (13.03%)

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(10)
   Units                                                                                 16,670
   Unit Value, end of period                                                          $1.499246
   Net assets, end of period (thousands)                                              $      25
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.34%)(14)
   Total return                                                                          (21.15%)

   PHOENIX-DEUTSCHE DOW 30 SERIES(4)
   Units                                                                                  7,812
   Unit Value, end of period                                                          $1.698647
   Net assets, end of period (thousands)                                              $      13
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      0.10%(14)
   Total return                                                                          (17.87%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(2)
   Units                                                                                    59,373
   Unit Value, end of period                                                             $1.230779
   Net assets, end of period (thousands)                                                 $      73
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.93%)(14)
   Total return                                                                             (30.19%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
   Units                                                                                    15,290
   Unit Value, end of period                                                             $2.246123
   Net assets, end of period (thousands)                                                 $      34
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         2.19%(14)
   Total return                                                                               8.29%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(1)
   Units                                                                                    61,490
   Unit Value, end of period                                                             $1.487770
   Net assets, end of period (thousands)                                                 $      91
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.91%)(14)
   Total return                                                                             (22.27%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
   Units                                                                                    28,194
   Unit Value, end of period                                                             $1.470749
   Net assets, end of period (thousands)                                                 $      41
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.91%)(14)
   Total return                                                                             (21.67%)

   PHOENIX-GOODWIN MONEY MARKET SERIES(5)
   Units                                                                                    34,996
   Unit Value, end of period                                                             $1.988579
   Net assets, end of period (thousands)                                                 $      70
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.60%)(14)
   Total return                                                                              (0.49%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(6)
   Units                                                                                    45,536
   Unit Value, end of period                                                             $2.151112
   Net assets, end of period (thousands)                                                 $      98
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         6.23%(14)
   Total return                                                                               6.18%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
   Units                                                                                   174,960
   Unit Value, end of period                                                             $1.576992
   Net assets, end of period (thousands)                                                 $     276
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.37%)(14)
   Total return                                                                             (19.39%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES(4)
   Units                                                                                    14,182
   Unit Value, end of period                                                             $1.519302
   Net assets, end of period (thousands)                                                 $      22
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.62%)(14)
   Total return                                                                             (22.13%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES(3)
   Units                                                                                   131,903
   Unit Value, end of period                                                             $2.138046
   Net assets, end of period (thousands)                                                 $     282
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         3.30%(14)
   Total return                                                                               7.26%

   PHOENIX-JANUS GROWTH SERIES(8)
   Units                                                                                   150,366
   Unit Value, end of period                                                             $1.424323
   Net assets, end of period (thousands)                                                 $     214
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.93%)(14)
   Total return                                                                             (28.43%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   PHOENIX-KAYNE LARGE-CAP CORE SERIES(13)
   Units                                                                                     7,671
   Unit Value, end of period                                                             $1.916316
   Net assets, end of period (thousands)                                                 $      15
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         2.09%(14)
   Total return                                                                              (4.95%)

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(13)
   Units                                                                                     2,671
   Unit Value, end of period                                                             $1.942805
   Net assets, end of period (thousands)                                                 $       5
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         1.29%(14)
   Total return                                                                              (3.54%)

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
   Units                                                                                     2,394
   Unit Value, end of period                                                             $2.111168
   Net assets, end of period (thousands)                                                 $       5
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        37.97%(14)
   Total return                                                                               3.56%

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(13)
   Units                                                                                     1,052
   Unit Value, end of period                                                             $1.969767
   Net assets, end of period (thousands)                                                 $       2
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.38%)(14)
   Total return                                                                              (0.53%)

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(4)
   Units                                                                                    24,779
   Unit Value, end of period                                                             $1.447666
   Net assets, end of period (thousands)                                                 $      36
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.95%)(14)
   Total return                                                                             (24.46%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   PHOENIX-MFS INVESTORS TRUST SERIES(7)
   Units                                                                                     4,549
   Unit Value, end of period                                                             $1.574592
   Net assets, end of period (thousands)                                                 $       7
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.26%)(14)
   Total return                                                                             (23.31%)

   PHOENIX-MFS VALUE SERIES(10)
   Units                                                                                    93,379
   Unit Value, end of period                                                             $1.731455
   Net assets, end of period (thousands)                                                 $     162
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         1.13%(14)
   Total return                                                                             (16.45%)

   PHOENIX-OAKHURST GROWTH AND INCOME SERIES(5)
   Units                                                                                   101,801
   Unit Value, end of period                                                             $1.544536
   Net assets, end of period (thousands)                                                 $     157
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.56%)(14)
   Total return                                                                             (22.73%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(2)
   Units                                                                                   376,304
   Unit Value, end of period                                                             $1.754615
   Net assets, end of period (thousands)                                                 $     660
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         1.50%(14)
   Total return                                                                              (8.88%)

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(5)
   Units                                                                                    28,879
   Unit Value, end of period                                                             $1.708777
   Net assets, end of period (thousands)                                                 $      49
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         0.21%(14)
   Total return                                                                             (16.25%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(4)
   Units                                                                                   150,098
   Unit Value, end of period                                                             $1.907219
   Net assets, end of period (thousands)                                                 $     286
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.30%)(14)
   Total return                                                                             (13.92%)

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(3)
   Units                                                                                   117,021
   Unit Value, end of period                                                             $1.908937
   Net assets, end of period (thousands)                                                 $     223
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (0.77%)(14)
   Total return                                                                             (12.82%)

   PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
   Units                                                                                   127,619
   Unit Value, end of period                                                             $1.351930
   Net assets, end of period (thousands)                                                 $     173
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                         (1.9%)(14)
   Total return                                                                             (31.38%)

   PHOENIX-SENECA STRATEGIC THEME SERIES(1)
   Units                                                                                   100,638
   Unit Value, end of period                                                             $1.310436
   Net assets, end of period (thousands)                                                 $     132
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.91%)(14)
   Total return                                                                             (32.16%)

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES(11)
   Units                                                                                    15,487
   Unit Value, end of period                                                             $1.384749
   Net assets, end of period (thousands)                                                 $      21
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.94%)(14)
   Total return                                                                             (22.68%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                                   ------------
                                                                                       2002
                                                                                   ------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(4)
   Units                                                                                 86,820
   Unit Value, end of period                                                          $1.522975
   Net assets, end of period (thousands)                                              $     132
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.92%)(14)
   Total return                                                                          (21.45%)

   AIM V.I. PREMIER EQUITY FUND(5)
   Units                                                                                 94,915
   Unit Value, end of period                                                          $1.391674
   Net assets, end of period (thousands)                                              $     132
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (0.94%)(14)
   Total return                                                                          (27.26%)

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(9)
   Units                                                                                 37,837
   Unit Value, end of period                                                          $1.328972
   Net assets, end of period (thousands)                                              $      50
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.91%)(14)
   Total return                                                                          (31.49%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(5)
   Units                                                                                209,532
   Unit Value, end of period                                                          $2.118509
   Net assets, end of period (thousands)                                              $     444
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.95%)(14)
   Total return                                                                            5.70%

   FEDERATED HIGH INCOME BOND FUND II(2)
   Units                                                                                 61,397
   Unit Value, end of period                                                          $1.977537
   Net assets, end of period (thousands)                                              $     121
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      5.17%(14)
   Total return                                                                           (1.22%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                                   ------------
                                                                                       2002
                                                                                   ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(4)
   Units                                                                                 21,119
   Unit Value, end of period                                                          $1.821605
   Net assets, end of period (thousands)                                              $      38
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.94%)(14)
   Total return                                                                          (10.57%)

   VIP GROWTH OPPORTUNITIES PORTFOLIO (5)
   Units                                                                                 27,530
   Unit Value, end of period                                                          $1.555636
   Net assets, end of period (thousands)                                              $      43
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.93%)(14)
   Total return                                                                          (21.71%)

   VIP GROWTH PORTFOLIO(5)
   Units                                                                                135,714
   Unit Value, end of period                                                          $1.385303
   Net assets, end of period (thousands)                                              $     188
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.93%)(14)
   Total return                                                                          (29.51%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   MUTUAL SHARES SECURITIES FUND(3)
   Units                                                                                 76,369
   Unit Value, end of period                                                          $1.780040
   Net assets, end of period (thousands)                                              $     136
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.26%)(14)
   Total return                                                                          (12.33%)

   TEMPLETON FOREIGN SECURITIES FUND(4)
   Units                                                                                 19,236
   Unit Value, end of period                                                          $1.627829
   Net assets, end of period (thousands)                                              $      31
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (0.21%)(14)
   Total return                                                                          (15.67%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                   PERIOD ENDED
                                                                                   DECEMBER 31,
                                                                                   ------------
                                                                                       2002
                                                                                   ------------
   TEMPLETON GROWTH SECURITIES FUND(4)
   Units                                                                                 34,400
   Unit Value, end of period                                                          $1.627011
   Net assets, end of period (thousands)                                              $      56
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      0.21%(14)
   Total return                                                                          (17.97%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND(5)
   Units                                                                                 44,473
   Unit Value, end of period                                                          $1.557393
   Net assets, end of period (thousands)                                              $      69
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      2.69%(14)
   Total return                                                                          (19.32%)

   SCUDDER VIT EQUITY 500 INDEX FUND(4)
   Units                                                                                 20,292
   Unit Value, end of period                                                          $1.546669
   Net assets, end of period (thousands)                                              $      31
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                      1.16%(14)
   Total return                                                                          (21.03%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO(2)
   Units                                                                                  2,911
   Unit Value, end of period                                                          $1.005404
   Net assets, end of period (thousands)                                              $       3
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.77%)(14)
   Total return                                                                          (40.48%)

WANGER ADVISORS TRUST
   WANGER INTERNATIONAL SMALL CAP(1)
   Units                                                                                116,567
   Unit Value, end of period                                                          $1.719580
   Net assets, end of period (thousands)                                              $     200
   Mortality and Expense fees as a % of average net assets                                 1.95%(14)
   Net investment income as a % of average net assets                                     (1.95%)(14)
   Total return                                                                          (13.85%)

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                      PERIOD ENDED
                                                                                      DECEMBER 31,
                                                                                      ------------
                                                                                          2002
                                                                                      ------------
   WANGER TWENTY(2)
   Units                                                                                    33,936
   Unit Value, end of period                                                             $1.905623
   Net assets, end of period (thousands)                                                 $      65
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.95%)(14)
   Total return                                                                              (4.19%)

   WANGER U.S. SMALLER COMPANIES(1)
   Units                                                                                   188,360
   Unit Value, end of period                                                             $1.734905
   Net assets, end of period (thousands)                                                 $     327
   Mortality and Expense fees as a % of average net assets                                    1.95%(14)
   Net investment income as a % of average net assets                                        (1.94%)(14)
   Total return                                                                             (15.18%)

 (1)  From inception February 15, 2002 to December 31, 2002.
 (2)  From inception February 19, 2002 to December 31, 2002.
 (3)  From inception February 25, 2002 to December 31, 2002.
 (4)  From inception February 26, 2002 to December 31, 2002.
 (5)  From inception March 1, 2002 to December 31, 2002.
 (6)  From inception March 14, 2002 to December 31, 2002.
 (7)  From inception March 19, 2002 to December 31, 2002.
 (8)  From inception March 22, 2002 to December 31, 2002.
 (9)  From inception March 27, 2002 to December 31, 2002.
(10)  From inception April 15, 2002 to December 31, 2002.
(11)  From inception May 1, 2002 to December 31, 2002.
(12)  From inception June 21, 2002 to December 31, 2002.
(13)  From inception November 1, 2002 to December 31, 2002.
(14)  Annualized.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             SUBACCOUNT
                                          ------------------------------------------------------------------------------------
                                              PHOENIX-
                                              ABERDEEN              PHOENIX-           PHOENIX-AIM MID-     PHOENIX-ALLIANCE/
                                           INTERNATIONAL          ABERDEEN NEW            CAP EQUITY         BERNSTEIN GROWTH
                                               SERIES             ASIA SERIES               SERIES            + VALUE SERIES
                                          ----------------      -----------------      ----------------     ------------------
Units outstanding, beginning of period                  -                       -                     -                     -
Participant deposits                               64,289                   1,673                 4,437                12,659
Participant transfers                               1,213                       -                 8,013                 4,327
Participant withdrawals                            (1,026)                      -                   (12)                 (316)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                   64,476                   1,673                12,438                16,670
                                          ====================================================================================

                                                                                        PHOENIX-DUFF &           PHOENIX-
                                              PHOENIX-              PHOENIX-             PHELPS REAL             ENGEMANN
                                          DEUTSCHE DOW 30       DEUTSCHE NASDAQ       ESTATE SECURITIES       CAPITAL GROWTH
                                               SERIES         100 INDEX(R) SERIES           SERIES                SERIES
                                          ----------------   ---------------------   ------------------   --------------------
Units outstanding, beginning of period                  -                       -                     -                     -
Participant deposits                                7,721                   4,768                28,646                69,418
Participant transfers                                   -                  54,605               (12,357)               (5,530)
Participant withdrawals                                91                       -                  (999)               (2,398)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                    7,812                  59,373                15,290                61,490
                                          ====================================================================================

                                              PHOENIX-                                     PHOENIX-
                                           ENGEMANN SMALL            PHOENIX-           GOODWIN MULTI-      PHOENIX-HOLLISTER
                                             & MID-CAP            GOODWIN MONEY          SECTOR FIXED          VALUE EQUITY
                                           GROWTH SERIES          MARKET SERIES         INCOME SERIES             SERIES
                                          ----------------      -----------------      ----------------     ------------------
Units outstanding, beginning of period                  -                       -                     -                     -
Participant deposits                               42,102                 146,759                38,590               165,133
Participant transfers                             (11,166)               (111,711)                6,962                11,374
Participant withdrawals                            (2,742)                    (52)                  (16)               (1,547)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                   28,194                  34,996                45,536               174,960
                                          ====================================================================================

                                            PHOENIX-J.P.
                                          MORGAN RESEARCH        PHOENIX-JANUS                                PHOENIX-KAYNE
                                           ENHANCED INDEX       FLEXIBLE INCOME         PHOENIX-JANUS         LARGE-CAP CORE
                                               SERIES                SERIES             GROWTH SERIES             SERIES
                                          ----------------   ---------------------   ------------------   --------------------
Units outstanding, beginning of period                  -                       -                     -                     -
Participant deposits                                9,442                  34,572               134,481                 3,797
Participant transfers                               4,729                  97,939                17,732                 3,899
Participant withdrawals                                11                    (608)               (1,847)                  (25)
                                          ------------------------------------------------------------------------------------
Units outstanding, end of period                   14,182                 131,903               150,366                 7,671
                                          ====================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                            SUBACCOUNT
                                          ----------------------------------------------------------------------------------
                                           PHOENIX-LAZARD        PHOENIX-LORD         PHOENIX-LORD           PHOENIX-MFS
                                           SMALL-CAP VALUE       ABBETT BOND-       ABBETT LARGE-CAP       INVESTORS GROWTH
                                               SERIES          DEBENTURE SERIES       VALUE SERIES           STOCK SERIES
                                          ----------------     ----------------     -----------------     ------------------
Units outstanding, beginning of period                   -                    -                    -                     -
Participant deposits                                 2,280                1,749                    -                18,408
Participant transfers                                  391                  645                1,052                 6,436
Participant withdrawals                                  -                    -                    -                   (65)
                                          ---------------------------------------------------------------------------------
Units outstanding, end of period                     2,671                2,394                1,052                24,779
                                          =================================================================================

                                                                                        PHOENIX-              PHOENIX-
                                             PHOENIX-MFS                             OAKHURST GROWTH          OAKHURST
                                           INVESTORS TRUST        PHOENIX-MFS          AND INCOME            STRATEGIC
                                               SERIES            VALUE SERIES            SERIES           ALLOCATION SERIES
                                          ----------------       --------------      -----------------    -----------------
Units outstanding, beginning of period                   -                    -                    -                     -
Participant deposits                                 3,700               74,901               63,790               210,031
Participant transfers                                  849               17,715               38,944               169,353
Participant withdrawals                                  -                  763                 (933)               (3,080)
                                          ---------------------------------------------------------------------------------
Units outstanding, end of period                     4,549               93,379              101,801               376,304
                                          =================================================================================

                                           PHOENIX-SANFORD      PHOENIX-SANFORD      PHOENIX-SANFORD       PHOENIX-SENECA
                                          BERNSTEIN GLOBAL      BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH
                                            VALUE SERIES       CAP VALUE SERIES     CAP VALUE SERIES           SERIES
                                          ----------------     -----------------    -----------------     ------------------
Units outstanding, beginning of period                   -                    -                    -                     -
Participant deposits                                     -               95,266               75,999               132,140
Participant transfers                               28,879               55,053               40,498                (4,212)
Participant withdrawals                                  -                 (221)                 524                  (309)
                                          ---------------------------------------------------------------------------------
Units outstanding, end of period                    28,879              150,098              117,021               127,619
                                          =================================================================================

                                           PHOENIX-SENECA         PHOENIX-VAN        AIM V.I. CAPITAL
                                           STRATEGIC THEME       KAMPEN FOCUS          APPRECIATION       AIM V.I. PREMIER
                                               SERIES            EQUITY SERIES             FUND              EQUITY FUND
                                          ----------------      ---------------      ------------------   -----------------
Units outstanding, beginning of period                   -                    -                    -                     -
Participant deposits                                72,548                    -               42,592                49,875
Participant transfers                               31,237               15,487               47,256                45,096
Participant withdrawals                             (3,147)                   -               (3,028)                  (56)
                                          ---------------------------------------------------------------------------------
Units outstanding, end of period                   100,638               15,487               86,820                94,915
                                          =================================================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                           SUBACCOUNT
                                          -------------------------------------------------------------------------------
                                                               FEDERATED FUND
                                           ALGER AMERICAN         FOR U.S.         FEDERATED HIGH
                                          LEVERAGED ALLCAP       GOVERNMENT          INCOME BOND       VIP CONTRAFUND(R)
                                              PORTFOLIO         SECURITIES II          FUND II             PORTFOLIO
                                          ----------------    ------------------   -----------------   ------------------
Units outstanding, beginning of period                   -                  -                    -                     -
Participant deposits                                18,077             79,400               30,018                16,920
Participant transfers                               20,296            130,455               31,151                 4,500
Participant withdrawals                               (536)              (323)                 228                  (301)
                                          -------------------------------------------------------------------------------
Units outstanding, end of period                    37,837            209,532               61,397                21,119
                                          ===============================================================================

                                             VIP GROWTH                                                    TEMPLETON
                                            OPPORTUNITIES        VIP GROWTH           MUTUAL SHARES         FOREIGN
                                              PORTFOLIO           PORTFOLIO           SECURITIES FUND    SECURITIES FUND
                                          ----------------      --------------       -----------------   ---------------
Units outstanding, beginning of period                   -                  -                    -                     -
Participant deposits                                27,057            110,332               40,086                10,821
Participant transfers                                  956             25,941               37,287                 8,683
Participant withdrawals                               (483)              (559)              (1,004)                 (268)
                                          -------------------------------------------------------------------------------
Units outstanding, end of period                    27,530            135,714               76,369                19,236
                                          ===============================================================================

                                                                 SCUDDER VIT
                                             TEMPLETON         EAFE(R) EQUITY         SCUDDER VIT
                                              GROWTH                INDEX          EQUITY 500 INDEX          TECHNOLOGY
                                          SECURITIES FUND           FUND                 FUND                PORTFOLIO
                                          ----------------   -------------------   ------------------       ------------
Units outstanding, beginning of period                   -                  -                    -                     -
Participant deposits                                15,035             18,627               19,087                56,409
Participant transfers                               19,465             25,932                1,317               (53,490)
Participant withdrawals                               (100)               (86)                (112)                   (8)
                                          -------------------------------------------------------------------------------
Units outstanding, end of period                    34,400             44,473               20,292                 2,911
                                          ===============================================================================

                                               WANGER                                 WANGER U.S.
                                            INTERNATIONAL                               SMALLER
                                              SMALL CAP         WANGER TWENTY          COMPANIES
                                          ----------------     ---------------       --------------
Units outstanding, beginning of period                   -                  -                    -
Participant deposits                               129,597              1,436              170,421
Participant transfers                              (10,209)            32,500               19,953
Participant withdrawals                             (2,821)                 -               (2,014)
                                          ---------------------------------------------------------
Units outstanding, end of period                   116,567             33,936              188,360
                                          =========================================================

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.825% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 during the year ended December 31, 2002.

     PEPCO is the principal underwriter and distributor for the Account.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $77 during the year ended December 31, 2002.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

     On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

              PHOENIX INVESTOR'S EDGE(SM) (DEATH BENEFIT OPTION 3)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                   Surviving Series                    Approval Date        Merger Date
-------------------                   ----------------                    -------------        -----------
Phoenix-Aberdeen New Asia             Phoenix-Aberdeen International      November 12, 2002    February 7, 2003
Phoenix-MFS Investors Growth Stock    Phoenix-Janus Growth (1)            December 10, 2002    February 14, 2003
Phoenix-Van Kampen Focus Equity       Phoenix-Janus Growth (1)            December 10, 2002    February 14, 2003

     On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 3)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 3)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------

                                                              [LOGO] PHOENIX
                                                            WEALTH MANAGEMENT(R)






















                    PHOENIX
                   INVESTOR'S
                    EDGE(SM)




--------------------------------------------------------------------------------
            V A R I A B L E   A N N U I T Y   A N N U A L  R E P O R T
--------------------------------------------------------------------------------

                      PHL VARIABLE ACCUMULATION ACCOUNT
                      DECEMBER 31, 2002
























                                                             DEATH BENEFIT
                                                                OPTION 3
                                                              WITHOUT THE
                                                        ACCUMULATION ENHANCEMENT




--------------------------------------------------------------------------------
VA0445AR4(C)2003  The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002


                                                                                                                      PHOENIX-
                                                             PHOENIX-AIM       PHOENIX-DUFF &       PHOENIX-       ENGEMANN SMALL
                                                               MID-CAP          PHELPS REAL         ENGEMANN         & MID-CAP
                                                                EQUITY       ESTATE SECURITIES   CAPITAL GROWTH       GROWTH
                                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             ------------    -----------------   --------------    --------------
ASSETS
  Investment at cost                                         $      1,049     $         2,090     $       2,064    $       1,050
                                                             ============     ===============     =============    =============
  Investment at market                                       $      1,049     $         2,106     $       2,003    $       1,099
                                                             ------------     ---------------     -------------    -------------
   Total assets                                                     1,049               2,106             2,003            1,099
LIABILITIES
  Accrued expenses                                                      2                   4                 3                2
                                                             ------------     ---------------     -------------    -------------
NET ASSETS                                                   $      1,047     $         2,102     $       2,000    $       1,097
                                                             ============     ===============     =============    =============
Accumulation units outstanding                                        574                 935             1,343              745
                                                             ============     ===============     =============    =============
Unit value                                                   $   1.824337     $      2.248578     $    1.489411    $    1.472358
                                                             ============     ===============     =============    =============


                                                             PHOENIX-KAYNE     PHOENIX-KAYNE      PHOENIX-LAZARD   PHOENIX-LORD
                                                               LARGE-CAP         SMALL-CAP          SMALL-CAP      ABBETT BOND-
                                                                  CORE         QUALITY VALUE          VALUE         DEBENTURE
                                                               SUBACCOUNT       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                             -------------     -------------      --------------   ------------
ASSETS
  Investment at cost                                         $       2,067     $       2,087      $        1,051   $      3,607
                                                             =============     =============      ==============   ============
  Investment at market                                       $       2,015     $       2,090      $        1,026   $      3,640
                                                             -------------     -------------      --------------   ------------
   Total assets                                                      2,015             2,090               1,026          3,640
LIABILITIES
  Accrued expenses                                                       3                 3                   2              6
                                                             -------------     -------------      --------------   ------------
NET ASSETS                                                   $       2,012             2,087      $        1,024   $      3,634
                                                             =============     =============      ==============   ============
Accumulation units outstanding                                       1,050             1,041                 527          1,721
                                                             =============     =============      ==============   ============
Unit value                                                   $    1.917077     $    2.005582      $     1.943569   $   2.111995
                                                             =============     =============      ==============   ============


                                                              PHOENIX-LORD    PHOENIX-OAKHURST    PHOENIX-SANFORD  PHOENIX-SANFORD
                                                             ABBETT MID-CAP      STRATEGIC           BERNSTEIN        BERNSTEIN
                                                                 VALUE           ALLOCATION        MID-CAP VALUE   SMALL-CAP VALUE
                                                               SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                             --------------   ----------------    ---------------  ---------------
ASSETS
  Investment at cost                                         $        3,123   $          1,056    $         3,353  $         1,100
                                                             ==============   ================    ===============  ===============
  Investment at market                                       $        3,156   $          1,053    $         3,183  $         1,068
                                                             --------------   ----------------    ---------------  ---------------
   Total assets                                                       3,156              1,053              3,183            1,068
LIABILITIES
  Accrued expenses                                                        5                  1                  4                1
                                                             --------------   ----------------    ---------------  ---------------
NET ASSETS                                                   $        3,151   $          1,052    $         3,179  $         1,067
                                                             ==============   ================    ===============  ===============
Accumulation units outstanding                                        1,586                599              1,665              558
                                                             ==============   ================    ===============  ===============
Unit value                                                   $     1.986404   $       1.756550    $      1.909302  $      1.911040
                                                             ==============   ================    ===============  ===============



                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                               FEDERATED FUND
                                                                                  FOR U.S.        FEDERATED HIGH
                                                           PHOENIX-SENECA        GOVERNMENT        INCOME BOND         WANGER
                                                           MID-CAP GROWTH      SECURITIES II         FUND II           TWENTY
                                                             SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                           --------------     ---------------     --------------     ----------
ASSETS
  Investment at cost                                       $        3,113     $         1,432     $        4,546     $    3,114
                                                           ==============     ===============     ==============     ==========
  Investment at market                                     $        2,937     $         1,451     $        4,696     $    3,108
                                                           --------------     ---------------     --------------     ----------
   Total assets                                                     2,937               1,451              4,696          3,108
LIABILITIES
  Accrued expenses                                                      4                   2                  8              5
                                                           --------------     ---------------     --------------     ----------
NET ASSETS                                                 $        2,933     $         1,449     $        4,688     $    3,103
                                                           ==============     ===============     ==============     ==========
Accumulation units outstanding                                      2,167                 683              2,368          1,627
                                                           ==============     ===============     ==============     ==========
Unit value                                                 $     1.353413     $      2.120846     $     1.979717     $ 1.907725
                                                           ==============     ===============     ==============     ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               PHOENIX-DUFF &
                                                                                   PHELPS             PHOENIX-     PHOENIX-ENGEMANN
                                                              PHOENIX-AIM       REAL ESTATE      ENGEMANN CAPITAL  SMALL & MID-CAP
                                                             MID-CAP EQUITY      SECURITIES            GROWTH           GROWTH
                                                              SUBACCOUNT(2)     SUBACCOUNT(2)       SUBACCOUNT(2)    SUBACCOUNT(1)
                                                             --------------    --------------    ----------------  ----------------
Investment income
  Distributions                                              $         -       $          15     $           -     $           -
Expenses
  Mortality, expense risk and administrative
    charges                                                              3                 6                   6                 4
                                                             --------------    --------------    ----------------  ----------------
Net investment income (loss)                                            (3)                9                  (6)               (4)
                                                             --------------    --------------    ----------------  ----------------
Net realized gain (loss) from share transactions                       -                 -                   -                 -
Net realized gain distribution from Fund                               -                  12                 -                 -
Net unrealized appreciation (depreciation) on
  investment                                                           -                  16                 (61)               49
                                                             --------------    --------------    ----------------  ----------------
Net gain (loss) on investment                                          -                  28                 (61)               49
Net increase (decrease) in net assets resulting
  from operations                                            $          (3)    $          37     $           (67)  $            45
                                                             ==============    ==============    ================  ================


                                                             PHOENIX-KAYNE     PHOENIX-KAYNE      PHOENIX-LAZARD     PHOENIX-LORD
                                                               LARGE-CAP         SMALL-CAP          SMALL-CAP           ABBETT
                                                                 CORE          QUALITY VALUE          VALUE         BOND-DEBENTURE
                                                             SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT(2)     SUBACCOUNT(2)
                                                             --------------    --------------    ----------------  ----------------
Investment income
  Distributions                                              $            4    $          15     $            1    $            62
Expenses
  Mortality, expense risk and administrative
    charges                                                               7                7                  3                 10
                                                             --------------    --------------    ----------------  ----------------
Net investment income (loss)                                             (3)               8                 (2)                52
                                                             --------------    --------------    ----------------  ----------------
Net realized gain (loss) from share transactions                       -                 -                  -                  -
Net realized gain distribution from Fund                               -                   9                -                    6
Net unrealized appreciation (depreciation) on
  investment                                                            (52)               3                (25)                33
                                                             --------------    --------------    ----------------  ----------------
Net gain (loss) on investment                                           (52)              12                (25)                39
Net increase (decrease) in net assets resulting
  from operations                                            $          (55)   $          20     $          (27)   $            91
                                                             ==============    ==============    ================  ================



                                                              PHOENIX-LORD    PHOENIX-OAKHURST   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                             ABBETT MID-CAP      STRATEGIC          BERNSTEIN         BERNSTEIN
                                                                 VALUE           ALLOCATION       MID-CAP VALUE    SMALL-CAP VALUE
                                                              SUBACCOUNT(2)     SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                                             --------------    --------------    ----------------  ----------------
Investment income
  Distributions                                              $           9     $           7      $           18   $             4
Expenses
  Mortality, expense risk and administrative
    charges                                                             10               149                  61                55
                                                             --------------    --------------    ----------------  ----------------
Net investment income (loss)                                            (1)             (142)                (43)              (51)
                                                             --------------    --------------    ----------------  ----------------
Net realized gain (loss) from share transactions                       -               2,654               1,327             1,313
Net realized gain distribution from Fund                               -                 -                   222                47
Net unrealized appreciation (depreciation) on
  investment                                                            33                (3)               (170)              (32)
                                                             --------------    --------------    ----------------  ----------------
Net gain (loss) on investment                                           33             2,651               1,379             1,328
Net increase (decrease) in net assets resulting
  from operations                                            $          32     $       2,509      $        1,336   $         1,277
                                                             ==============    ==============    ================  ================


                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                FEDERATED FUND
                                                                                   FOR U.S.         FEDERATED
                                                             PHOENIX-SENECA      GOVERNMENT        HIGH INCOME          WANGER
                                                             MID-CAP GROWTH     SECURITIES II      BOND FUND II         TWENTY
                                                              SUBACCOUNT(1)     SUBACCOUNT(3)      SUBACCOUNT(2)     SUBACCOUNT(2)
                                                             --------------    --------------    ----------------  ----------------
Investment income
  Distributions                                              $         -       $         -       $           -     $           -
Expenses
  Mortality, expense risk and administrative
  charges                                                               32                 2                  14                10
                                                             --------------    --------------    ----------------  ----------------
Net investment income (loss)                                           (32)               (2)                (14)              (10)
                                                             --------------    --------------    ----------------  ----------------
Net realized gain (loss) from share transactions                       601               -                   -                 -
Net realized gain distribution from Fund                               -                 -                   -                 -
Net unrealized appreciation (depreciation) on
  investment                                                          (176)               19                 150                (6)
                                                             --------------    --------------    ----------------  ----------------
Net gain (loss) on investment                                          425                19                 150                (6)
Net increase (decrease) in net assets resulting
  from operations                                            $         393     $          17     $           136   $           (16)
                                                             ==============    ==============    ================  ================




















Footnotes for Statement of Operations
For the period of December 31, 2002

(1) From inception July 25, 2002 to December 31, 2002.
(2) From inception October 1, 2002 to December 31, 2002.
(3) From inception November 1, 2002 to December 31, 2002.


                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                  PHOENIX-                            PHOENIX-
                                                              PHOENIX-AIM       DUFF & PHELPS       PHOENIX-       ENGEMANN SMALL
                                                                 MID-CAP         REAL ESTATE        ENGEMANN         & MID-CAP
                                                                 EQUITY          SECURITIES      CAPITAL GROWTH       GROWTH
                                                              SUBACCOUNT(2)     SUBACCOUNT(2)     SUBACCOUNT(2)     SUBACCOUNT(1)
                                                             --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                               $          (3)    $           9     $          (6)    $          (4)
  Net realized gain (loss)                                             -                  12               -                 -
  Net unrealized appreciation (depreciation)                           -                  16               (61)               49
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) resulting from
    operations                                                          (3)               37               (67)               45
                                                             --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                 -                 -                 -                 -
  Participant transfers                                              1,052             2,065             2,067             1,052
  Participant withdrawals                                               (2)              -                 -                 -
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                    1,050             2,065             2,067             1,052
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                              1,047             2,102             2,000             1,097
NET ASSETS
  Beginning of period                                                  -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
  End of period                                              $       1,047     $       2,102     $       2,000     $       1,097
                                                             ==============    ==============    ==============    ==============


                                                             PHOENIX-KAYNE     PHOENIX-KAYNE     PHOENIX-LAZARD    PHOENIX-LORD
                                                               LARGE-CAP         SMALL-CAP         SMALL-CAP       ABBETT BOND-
                                                                 CORE          QUALITY VALUE         VALUE          DEBENTURE
                                                             SUBACCOUNT(2)     SUBACCOUNT(2)     SUBACCOUNT(2)     SUBACCOUNT(2)
                                                             --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                               $          (3)    $           8     $          (2)    $          52
  Net realized gain (loss)                                             -                   9               -                   6
  Net unrealized appreciation (depreciation)                           (52)                3               (25)               33
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) resulting from
    operations                                                         (55)               20               (27)               91
                                                             --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                 -                 -                 -                 -
  Participant transfers                                              2,067             2,067             1,051             3,543
  Participant withdrawals                                              -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
   from participant transactions                                     2,067             2,067             1,051             3,543
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                              2,012             2,087             1,024             3,634
NET ASSETS
  Beginning of period                                                  -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
  End of period                                              $       2,012     $       2,087     $       1,024     $       3,634
                                                             ==============    ==============    ==============    ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                              PHOENIX-LORD     PHOENIX-OAKHURST   PHOENIX-SANFORD   PHOENIX-SANFORD
                                                             ABBETT MID-CAP       STRATEGIC          BERNSTEIN         BERNSTEIN
                                                                 VALUE            ALLOCATION       MID-CAP VALUE    SMALL-CAP VALUE
                                                              SUBACCOUNT(2)       SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                                             --------------    ----------------   ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)                               $          (1)    $         (142)   $          (43)   $          (51)
  Net realized gain (loss)                                             -                2,654             1,549             1,360
  Net unrealized appreciation (depreciation)                            33                 (3)             (170)              (32)
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) resulting from
    operations                                                          32              2,509             1,336             1,277
                                                             --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                 -                  -                 -                 -
  Participant transfers                                              3,119              1,052             1,843             1,052
  Participant withdrawals                                              -               (2,509)              -              (1,262)
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from participant transactions                                    3,119             (1,457)            1,843              (210)
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                              3,151              1,052             3,179             1,067
NET ASSETS
  Beginning of period                                                  -                  -                 -                 -
                                                             --------------    --------------    --------------    --------------
  End of period                                              $       3,151     $        1,052    $        3,179    $        1,067
                                                             ==============    ==============    ==============    ==============


                                                                               FEDERATED FUND
                                                                                  FOR U.S.         FEDERATED
                                                             PHOENIX-SENECA      GOVERNMENT       HIGH INCOME          WANGER
                                                             MID-CAP GROWTH     SECURITIES II      BOND FUND II        TWENTY
                                                              SUBACCOUNT(1)     SUBACCOUNT(3)     SUBACCOUNT(2)     SUBACCOUNT(2)
                                                             --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                               $         (32)    $          (2)    $         (14)    $         (10)
  Net realized gain (loss)                                             601               -                 -                 -
  Net unrealized appreciation (depreciation)                          (176)               19               150                (6)
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) resulting from
    operations                                                         393                17               136               (16)
                                                             --------------    --------------    --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
  Participant deposits                                                 -                 -                 -                 -
  Participant transfers                                              2,540             1,433             4,552             3,119
  Participant withdrawals                                              -                  (1)              -                 -
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
   from participant transactions                                     2,540             1,432             4,552             3,119
                                                             --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                              2,933             1,449             4,688             3,103
NET ASSETS
  Beginning of period                                                  -                 -                 -                 -
  End of period                                              $       2,933     $       1,449     $       4,688     $       3,103
                                                             ==============    ==============    ==============    ==============




Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception July 25, 2002 to December 31, 2002.
(2) From inception October 1, 2002 to December 31, 2002.
(3) From inception November 1, 2002 to December 31, 2002.


                        SEE NOTE TO FINANCIAL STATEMENTS

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

 -----------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                       Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                         Track the total return of the Dow Jones Industrial Average(SM)
                                                        before fund expenses.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series            Track the total return of the Nasdaq-100 Index(R) before fund expenses.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal
                                                        emphasis.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                  Long-term capital appreciation. The series has a secondary investment objective to seek current income.
 -----------------------------------------------------------------------------------------------------------------------
                                                        High total return by investing in a broadly diversified
                                                        portfolio of equity securities of large and medium
 Phoenix-J.P. Morgan Research Enhanced Index Series     capitalization companies within the market sectors found in the
                                                        S&P 500.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of
                                                        capital.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                            Long-term growth of capital in a manner consistent with the preservation of capital.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Large-Cap Core Series                    Long-term capital appreciation with dividend income as a
                                                        secondary consideration.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a
                                                        secondary consideration.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to
                                                        produce a high total return.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than
                                                        current income.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series                     Long-term growth of capital and secondarily to provide
                                                        reasonable current income.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series                               Capital appreciation and reasonable income.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies.
 -----------------------------------------------------------------------------------------------------------------------

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

 -----------------------------------------------------------------------------------------------------------------------
                      SERIES NAME                                            INVESTMENT OBJECTIVE
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation. Current income is a secondary investment objective.
 -----------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small
 Phoenix-Sanford  Bernstein Small-Cap Value Series      capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-State Street Research Small-Cap Growth Series  Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                 Capital appreciation by investing primarily in equity
                                                        securities.
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                     Growth of capital.
 -----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary
                                                        objective.
 -----------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio              Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II       Current income.
 -----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                     High current income.
 -----------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                            Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                     Capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                   Capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                          Capital appreciation with income as a secondary objective.
 -----------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund           Long-term capital appreciation.
 -----------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                      Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                 High total return.
 -----------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                       Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the
 Scudder VIT EAFE(R) Equity Index Fund                  performance of the EAFE(R) Index which measures international stock market performance.
 -----------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the
 Scudder VIT Equity 500 Index Fund                      performance of the Standard & Poor's 500 Index which
                                                        emphasizes stocks of large U.S. companies.
 -----------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
 Technology Portfolio                                   equity securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
 -----------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                   Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                         Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                          Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                          Long-term capital growth.
 -----------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:


SUBACCOUNT                                                                  PURCHASES                SALES
----------                                                                  ---------                -----
The Phoenix Edge Series Fund
  Phoenix-AIM Mid-Cap Equity Series                                    $             1,052      $             3
  Phoenix-Duff & Phelps Real Estate Securities Series                                2,095                    5
  Phoenix-Engemann Capital Growth Series                                             2,069                    5
  Phoenix-Engemann Small & Mid-Cap Growth Series                                     1,053                    3
  Phoenix-Kayne Large-Cap Core Series                                                2,072                    5
  Phoenix-Kayne Small-Cap Quality Value Series                                       2,092                    5
  Phoenix-Lazard Small-Cap Value Series                                              1,054                    3
  Phoenix-Lord Abbett Bond-Debenture Series                                          3,618                   11
  Phoenix-Lord Abbett Mid-Cap Value Series                                           3,131                    8
  Phoenix-Oakhurst Strategic Allocation Series                                      61,118               62,716
  Phoenix-Sanford Bernstein Mid-Cap Value Series                                    24,983               22,957
  Phoenix-Sanford Bernstein Small-Cap Value Series                                  22,724               22,937
  Phoenix-Seneca Mid-Cap Growth Series                                              12,731               10,219

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)


SUBACCOUNT                                                                  PURCHASES                SALES
----------                                                                  ---------                -----
Federated Insurance Series
  Federated Fund for U.S. Government Securities II                                   1,434                    2
  Federated High Income Bond Fund II                                                 4,556                   10

Wanger Advisors Trust
  Wanger Twenty                                                                      3,122                    8

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES
     A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                                ------------
                                                                                    2002
                                                                                ------------
THE PHOENIX EDGE SERIES FUND
     PHOENIX-AIM MID-CAP EQUITY SERIES(2)
     Units                                                                               574
     Unit Value, end of period                                                     $1.824337
     Net assets, end of period (thousands)                                                $1
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.72%)(4)
     Total return                                                                      3.24%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(2)
     Units                                                                               935
     Unit Value, end of period                                                     $2.248578
     Net assets, end of period (thousands)                                                $2
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                                2.65% (4)
     Total return                                                                      1.18%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
     Units                                                                             1,343
     Unit Value, end of period                                                     $1.489411
     Net assets, end of period (thousands)                                                $2
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.74%)(4)
     Total return                                                                      2.09%


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
     Units                                                                               745
     Unit Value, end of period                                                     $1.472358
     Net assets, end of period (thousands)                                                $1
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.32%)(4)
     Total return                                                                     16.20%


     PHOENIX-KAYNE LARGE-CAP CORE SERIES(2)
     Units                                                                             1,050
     Unit Value, end of period                                                     $1.917077
     Net assets, end of period (thousands)                                                $2
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (0.87%)(4)
     Total return                                                                      2.99%

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                                ------------
                                                                                    2002
                                                                                ------------
     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(2)
     Units                                                                             1,041
     Unit Value, end of period                                                     $2.005582
     Net assets, end of period (thousands)                                                $2
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                                2.33% (4)
     Total return                                                                      4.07%


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(2)
     Units                                                                               527
     Unit Value, end of period                                                     $1.943569
     Net assets, end of period (thousands)                                                $1
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.15%)(4)
     Total return                                                                      2.65%


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(2)
     Units                                                                             1,721
     Unit Value, end of period                                                     $2.111995
     Net assets, end of period (thousands)                                                $4
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                                9.82% (4)
     Total return                                                                      5.08%


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(2)
     Units                                                                             1,586
     Unit Value, end of period                                                     $1.986404
     Net assets, end of period (thousands)                                                $3
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (0.19%)(4)
     Total return                                                                      3.29%


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
     Units                                                                               599
     Unit Value, end of period                                                     $1.756550
     Net assets, end of period (thousands)                                             $1
     Mortality and Expense fees as a % of average net assets                        1.85% (4)
     Net investment income as a % of average net assets                            (1.76%)(4)
     Total return                                                                   3.07%

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                                ------------
                                                                                    2002
                                                                                ------------
     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Units                                                                             1,665
     Unit Value, end of period                                                     $1.909302
     Net assets, end of period (thousands)                                                $3
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.27%)(4)
     Total return                                                                      6.91%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
     Units                                                                               558
     Unit Value, end of period                                                     $1.911040
     Net assets, end of period (thousands)                                                $1
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.68%)(4)
     Total return                                                                      4.51%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Units                                                                             2,167
     Unit Value, end of period                                                     $1.353413
     Net assets, end of period (thousands)                                                $3
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.80%)(4)
     Total return                                                                     (2.98%)


FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Units                                                                               683
     Unit Value, end of period                                                     $2.120846
     Net assets, end of period (thousands)                                                $1
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.14%)(4)
     Total return                                                                      0.87%


     FEDERATED HIGH INCOME BOND FUND II(2)
     Units                                                                             2,368
     Unit Value, end of period                                                     $1.979717
     Net assets, end of period (thousands)                                                $5
     Mortality and Expense fees as a % of average net assets                            1.85% (4)
     Net investment income as a % of average net assets                                (1.99%)(4)
     Total return                                                                       4.09%

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                PERIOD ENDED
                                                                                DECEMBER 31,
                                                                                ------------
                                                                                    2002
                                                                                ------------
WANGER ADVISORS TRUST
     WANGER TWENTY(2)
     Units                                                                             1,627
     Unit Value, end of period                                                     $1.907725
     Net assets, end of period (thousands)                                                $3
     Mortality and Expense fees as a % of average net assets                           1.85% (4)
     Net investment income as a % of average net assets                               (1.92%)(4)
     Total return                                                                      3.47%




















(1) From inception July 25, 2002 to December 31, 2002.
(2) From inception October 1, 2002 to December 31, 2002.
(3) From inception November 1, 2002 to December 31, 2002.
(4) Annualized.

                           PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                        SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                                           PHOENIX-DUFF &         PHOENIX-             PHOENIX-
                                                       PHOENIX-AIM          PHELPS REAL           ENGEMANN          ENGEMANN SMALL
                                                         MID-CAP         ESTATE SECURITIES     CAPITAL GROWTH         & MID-CAP
                                                      EQUITY SERIES            SERIES              SERIES           GROWTH SERIES
                                                      --------------     -----------------     ---------------     ----------------
Units outstanding, beginning of period                            -                     -                   -                    -
Participant deposits                                              -                     -                   -                    -
Participant transfers                                           574                   935               1,343                  745
Participant withdrawals                                           -                     -                   -                    -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                                574                   935               1,343                  745
                                                      =============================================================================


                                                                           PHOENIX-KAYNE
                                                      PHOENIX-KAYNE          SMALL-CAP         PHOENIX-LAZARD        PHOENIX-LORD
                                                      LARGE-CAP CORE       QUALITY VALUE       SMALL-CAP VALUE       ABBETT BOND-
                                                          SERIES              SERIES               SERIES          DEBENTURE SERIES
                                                      --------------     -----------------     ---------------     ----------------
Units outstanding, beginning of period                            -                     -                   -                    -
Participant deposits                                              -                     -                   -                    -
Participant transfers                                         1,050                 1,041                 527                1,721
Participant withdrawals                                           -                     -                   -                    -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,050                 1,041                 527                1,721
                                                      =============================================================================


                                                                                               PHOENIX-SANFORD     PHOENIX-SANFORD
                                                       PHOENIX-LORD      PHOENIX-OAKHURST      BERNSTEIN MID-      BERNSTEIN SMALL-
                                                      ABBETT MID-CAP        STRATEGIC             CAP VALUE           CAP VALUE
                                                       VALUE SERIES      ALLOCATION SERIES         SERIES              SERIES
                                                      --------------     -----------------     ---------------     ----------------
Units outstanding, beginning of period                            -                     -                   -                    -
Participant deposits                                              -                     -                   -                    -
Participant transfers                                         1,586                   599               1,665                  558
Participant withdrawals                                           -                     -                   -                    -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              1,586                   599               1,665                  558
                                                      =============================================================================


                                                                          FEDERATED FUND
                                                      PHOENIX-SENECA         FOR U.S.          FEDERATED HIGH
                                                      MID-CAP GROWTH        GOVERNMENT          INCOME BOND
                                                         SERIES            SECURITIES II          FUND II           WANGER TWENTY
                                                      --------------     -----------------     ---------------     ----------------
Units outstanding, beginning of period                            -                     -                   -                    -
Participant deposits                                              -                     -                   -                    -
Participant transfers                                         2,167                   683               2,368                1,627
Participant withdrawals                                           -                     -                   -                    -
                                                      -----------------------------------------------------------------------------
Units outstanding, end of period                              2,167                   683               2,368                1,627
                                                      =============================================================================

                          PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of 1.725% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $0 during the year ended December 31, 2002.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0 during the year ended December 31, 2002.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                          PHOENIX INVESTOR'S EDGE(SM)
          (DEATH BENEFIT OPTION 3 WITHOUT THE ACCUMULATION ENHANCEMENT)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

   Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

   As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

   On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                      Surviving Series                     Approval Date           Merger Date
-------------------                      ----------------                     -------------           -----------
Phoenix-Aberdeen New Asia                Phoenix-Aberdeen International       November 12, 2002       February  7, 2003

Phoenix-MFS Investors Growth Stock       Phoenix-Janus Growth (1)             December 10, 2002       February 14, 2003

Phoenix-Van Kampen Focus Equity          Phoenix-Janus Growth (1)             December 10, 2002       February 14, 2003

   On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS





PRICEWATERHOUSECOOPERS[LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 3 without the Accumulation Enhancement)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Investor's Edge(SM) (Death Benefit Option 3 without the Accumulation Enhancement)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.
    Pursuant to Section 26(f) (2) (A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
          (a)  Financial Statements
               The financial information is included in Part B.
          (b)  Exhibits
               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account, filed via Edgar with Initial Registration Statement on August 22, 2001.
               (2)  Not Applicable.
               (3)  Distribution of Policies
                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated November 1, 2000, filed via Edgar with Post-Effective Amendment No. 2 on April 30, 2002.
                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the Sales of Contracts, filed via Edgar with Initial Registration Statement on August 22, 2001.
               (4) Form of Variable Annuity Contract (Phoenix Investor's Edge), filed via Edgar with Initial Registration Statement on August 22, 2001.
               (5) Form of Application (Phoenix Investor's Edge), filed via Edgar with Initial Registration Statement on August
                    22, 2001.
               (6)  (a)  Charter of PHL Variable Insurance Company, filed via Edgar with Initial Registration Statement on August 22, 2001.
                    (b) By-laws of PHL Variable Insurance Company, filed via Edgar with Initial Registration Statement on August 22, 2001.
               (7)  Not Applicable.
               (8)  Not Applicable.
               (9)  Opinion and Consent of Matthew A. Swendiman, Esq. *
               (10) (a)  Consent of Brian A. Giantonio, Esq. *
                    (b)  Written Consent of PricewaterhouseCoopers LLP.*
                    (c) Actuarial Memorandum - John L. Grucza, FSA, MAAA, filed via Edgar with Initial Registration Statement on August 22, 2001.
                    (d)  Consent of Joseph P. DeCresce, Esq. *
               (11) Not Applicable.
               (12) Not Applicable.
               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to registrant's
                        Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (Registration No. 33-87376) filed via Edgar on April 19, 1996.
                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (Registration No. 33-87376) filed via Edgar on April 19, 1996.


               --------------------
               * Filed herewith

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


NAME                                    POSITION
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman D. Ross*                        Director, Executive Vice President and Chief Financial Officer
Richard J. Wirth*                       Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Moira C. Lowe*                          Vice President and Compliance Officer
Katherine P. Cody*                      Second Vice President and Treasurer

*    The business address of this individual is One American Row, Hartford, CT
**   The business address of this individual is 56 Prospect Street, Hartford, CT
***  The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR \ REGISTRANT


                                               ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 1, 2003 there were 2,189 contract owners.

ITEM 28.  INDEMNIFICATION

    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

    "Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

        (b) Directors and Executive Officers of PEPCO


          NAME                                     POSITION
          ----                                     --------
          Stephen D. Gresham*                      Chairman of the Board and Chief Sales and Marketing Officer
          Michael E. Haylon*                       Director
          William R. Moyer*                        Director, Executive Vice President, Chief Financial Officer and Treasurer
          John F. Sharry*                          President
          John H. Beers**                          Vice President and Secretary

           * The business address of this individual is 56 Prospect Street, Hartford, CT ** The business address of this individual is One American Row, Hartford, CT

     (c) PEPCO received no compensation from Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  NOT APPLICABLE

ITEM 32.  NOT APPLICABLE

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2003.

                                             PHL VARIABLE INSURANCE COMPANY

                                             By:  /s/ Richard J. Wirth
                                                  Richard J. Wirth
                                                  President

                                             PHL VARIABLE ACCUMULATION ACCOUNT

                                             By:  /s/ Richard J. Wirth
                                                  Richard J. Wirth
                                                  President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2003.


       SIGNATURE                                                             TITLE
       ---------                                                             -----

                                                                             Director & Executive Vice President
--------------------------------------------------------
*Michael J. Gilotti

                                                                             Director & Sr. Vice President
--------------------------------------------------------
*Robert E. Primmer

                                                                             Director, Executive Vice President,
---------------------------------------------------------                    Chief Financial Officer
*Coleman D. Ross


 /s/ Richard J. Wirth                                                        Director, President
---------------------------------------------------------
Richard J. Wirth


By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.